Vanguard® Tax-Managed Balanced Fund
Schedule of Investments (unaudited)
As of March 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (48.6%)
Basic Materials (0.8%)
	Linde plc	52,529	14,715
	Ecolab Inc.	30,866	6,608
	Air Products and Chemicals Inc.	19,099	5,373
	Newmont Corp.	79,841	4,812
*	Freeport-McMoRan Inc.	141,389	4,656
	Element Solutions Inc.	128,571	2,352
	Dow Inc.	36,222	2,316
*	Alcoa Corp.	70,034	2,275
	Celanese Corp. Class A	14,628	2,191
	Albemarle Corp.	10,400	1,520
	International Flavors & Fragrances Inc.	8,185	1,143
	Scotts Miracle-Gro Co.	4,442	1,088
	Fastenal Co.	21,246	1,068
	Reliance Steel & Aluminum Co.	6,900	1,051
	FMC Corp.	9,098	1,006
	Nucor Corp.	11,200	899
	Westlake Chemical Corp.	9,894	879
	Eastman Chemical Co.	7,819	861
	Avery Dennison Corp.	4,600	845
	Huntsman Corp.	27,900	804
	CF Industries Holdings Inc.	16,859	765
	LyondellBasell Industries NV Class A	5,638	587
	Mosaic Co.	18,068	571
	Ashland Global Holdings Inc.	6,198	550
	Timken Co.	5,841	474
	Valvoline Inc.	17,015	444
	Royal Gold Inc.	3,900	420
	W R Grace & Co.	6,600	395
	NewMarket Corp.	890	338
	Steel Dynamics Inc.	4,100	208
			61,214
Consumer Discretionary (8.1%)
*	Amazon.com Inc.	41,024	126,932
*	Tesla Inc.	65,015	43,425
*	Walt Disney Co.	178,123	32,867
	Home Depot Inc.	104,969	32,042
*	Netflix Inc.	42,251	22,041
	Walmart Inc.	136,623	18,558
	NIKE Inc. Class B	135,111	17,955
	Costco Wholesale Corp.	46,842	16,511
	Lowe's Cos. Inc.	78,893	15,004

		Shares	Market Value ($000)
	McDonald's Corp.	62,436	13,994
	Starbucks Corp.	113,970	12,454
	Estee Lauder Cos. Inc. Class A	33,569	9,764
*	Booking Holdings Inc.	3,778	8,802
	Target Corp.	41,325	8,185
	TJX Cos. Inc.	106,628	7,053
	Activision Blizzard Inc.	69,615	6,474
	Dollar General Corp.	25,991	5,266
*	Under Armour Inc. Class A	225,100	4,988
*	Lululemon Athletica Inc.	15,881	4,871
*	O'Reilly Automotive Inc.	9,503	4,820
*	Uber Technologies Inc.	86,204	4,699
*	Chipotle Mexican Grill Inc. Class A	3,292	4,677
*	General Motors Co.	76,101	4,373
	eBay Inc.	70,733	4,332
	Ross Stores Inc.	35,144	4,214
*	Marriott International Inc. Class A	27,645	4,095
*	Aptiv plc	29,624	4,085
	Lennar Corp. Class A	39,160	3,964
*	Copart Inc.	35,413	3,846
*	Hilton Worldwide Holdings Inc.	30,445	3,681
*	AutoZone Inc.	2,594	3,643
*	Spotify Technology SA	13,409	3,593
*	CarMax Inc.	26,265	3,484
	Yum! Brands Inc.	31,728	3,432
*	Southwest Airlines Co.	56,166	3,429
	DR Horton Inc.	37,302	3,324
	Electronic Arts Inc.	23,473	3,178
*	Dollar Tree Inc.	27,452	3,142
*	Capri Holdings Ltd.	59,100	3,014
*	Wayfair Inc. Class A	9,168	2,886
*	NVR Inc.	569	2,681
*	Delta Air Lines Inc.	52,100	2,515
	Best Buy Co. Inc.	21,906	2,515
*	Norwegian Cruise Line Holdings Ltd.	88,700	2,447
*	Burlington Stores Inc.	7,603	2,272
*	Etsy Inc.	10,995	2,217
	Tractor Supply Co.	12,514	2,216
	MGM Resorts International	57,046	2,167
*	United Airlines Holdings Inc.	37,444	2,155
*	JetBlue Airways Corp.	104,908	2,134
	Yum China Holdings Inc.	35,756	2,117
	VF Corp.	26,400	2,110
*	Lyft Inc. Class A	32,900	2,079
	Advance Auto Parts Inc.	10,965	2,012
*	Expedia Group Inc.	11,209	1,929
	Lear Corp.	10,522	1,907
*	Live Nation Entertainment Inc.	22,245	1,883
*	Ulta Beauty Inc.	5,996	1,854
*	Ford Motor Co.	150,000	1,837
	AMERCO	2,887	1,769
*	Under Armour Inc. Class C	89,592	1,654
	News Corp. Class A	62,267	1,583
	Domino's Pizza Inc.	4,261	1,567
*	LKQ Corp.	36,460	1,543
*	AutoNation Inc.	16,312	1,521
*	PVH Corp.	14,290	1,510
*	American Airlines Group Inc.	61,900	1,479

		Shares	Market Value ($000)
*	Take-Two Interactive Software Inc.	8,365	1,478
	Gentex Corp.	39,660	1,415
*	Trade Desk Inc. Class A	2,169	1,413
*	Madison Square Garden Entertainment Corp.	16,620	1,360
	Tempur Sealy International Inc.	37,140	1,358
	Sirius XM Holdings Inc.	219,780	1,338
	PulteGroup Inc.	25,300	1,327
*	Floor & Decor Holdings Inc. Class A	13,773	1,315
	Toll Brothers Inc.	22,801	1,294
	Thor Industries Inc.	9,533	1,284
	Williams-Sonoma Inc.	7,089	1,270
*	Skechers USA Inc. Class A	28,459	1,187
	Garmin Ltd.	8,970	1,183
	Qurate Retail Inc. Class A	91,418	1,075
*	Carvana Co. Class A	4,031	1,058
	ViacomCBS Inc. Class B	22,673	1,023
	Service Corp. International	19,876	1,015
*	Lions Gate Entertainment Corp. Class A	67,000	1,002
*	Five Below Inc.	5,244	1,001
*	Discovery Inc. Class C	26,958	994
*	IAA Inc.	17,878	986
*	TripAdvisor Inc.	17,991	968
*	frontdoor Inc.	17,660	949
*	Ollie's Bargain Outlet Holdings Inc.	10,849	944
*	Liberty Media Corp.-Liberty Formula One Class C	21,777	943
*	Wynn Resorts Ltd.	6,599	827
	Rollins Inc.	23,436	807
	BorgWarner Inc.	17,234	799
*	Terminix Global Holdings Inc.	16,325	778
*	Royal Caribbean Cruises Ltd.	8,832	756
	ViacomCBS Inc. Class A	15,073	711
	Whirlpool Corp.	3,182	701
	Dick's Sporting Goods Inc.	8,512	648
*	Carnival Corp.	23,400	621
*	Planet Fitness Inc. Class A	8,000	618
*	Liberty Media Corp.-Liberty SiriusXM Class A	12,657	558
	Wendy's Co.	24,919	505
	Aramark	13,199	499
*	Madison Square Garden Sports Corp.	2,748	493
	New York Times Co. Class A	8,914	451
	Lennar Corp. Class B	5,464	450
	Fox Corp. Class B	12,100	423
	Pool Corp.	1,184	409
*	Grand Canyon Education Inc.	3,737	400
*	Vail Resorts Inc.	1,300	379
*	Ralph Lauren Corp. Class A	3,073	378
*	Zynga Inc. Class A	32,100	328
*	Mattel Inc.	15,775	314
*	Bright Horizons Family Solutions Inc.	1,766	303
*	2U Inc.	7,800	298
*	Hyatt Hotels Corp. Class A	3,344	277
	Graham Holdings Co. Class B	400	225
	Foot Locker Inc.	3,866	217
*	Liberty Media Corp.-Liberty Formula One Class A	5,563	213
	Columbia Sportswear Co.	1,683	178
	Hasbro Inc.	1,600	154
	Hanesbrands Inc.	6,700	132
	Darden Restaurants Inc.	880	125

		Shares	Market Value ($000)
*	Copa Holdings SA Class A	1,462	118
	Nexstar Media Group Inc. Class A	800	112
*	Airbnb Inc. Class A	419	79
	Wyndham Hotels & Resorts Inc.	1,038	72
	Choice Hotels International Inc.	444	48
*	ROBLOX Corp. Class A	364	24
			585,378
Consumer Staples (2.5%)
	Procter & Gamble Co.	240,351	32,551
	PepsiCo Inc.	132,297	18,713
	Coca-Cola Co.	344,600	18,164
	CVS Health Corp.	117,445	8,835
	Mondelez International Inc. Class A	148,388	8,685
*	Monster Beverage Corp.	65,123	5,932
	Kellogg Co.	92,701	5,868
	Kroger Co.	146,534	5,274
	Philip Morris International Inc.	58,903	5,227
	Colgate-Palmolive Co.	59,637	4,701
	Constellation Brands Inc. Class A	18,326	4,178
	Kimberly-Clark Corp.	28,821	4,008
	Clorox Co.	19,218	3,707
	Walgreens Boots Alliance Inc.	64,118	3,520
	Corteva Inc.	75,255	3,508
	Sysco Corp.	38,967	3,068
	McKesson Corp.	15,695	3,061
	General Mills Inc.	48,414	2,969
	Archer-Daniels-Midland Co.	51,573	2,940
	Church & Dwight Co. Inc.	30,778	2,688
	McCormick & Co. Inc. (Non-Voting)	30,070	2,681
	Tyson Foods Inc. Class A	30,613	2,275
	Hershey Co.	14,203	2,246
	Brown-Forman Corp. Class B	30,438	2,099
	Altria Group Inc.	37,080	1,897
*	Herbalife Nutrition Ltd.	40,333	1,789
	AmerisourceBergen Corp. Class A	14,106	1,666
	J M Smucker Co.	11,951	1,512
	Conagra Brands Inc.	38,018	1,430
*	Hain Celestial Group Inc.	31,228	1,362
	Hormel Foods Corp.	22,584	1,079
*	Post Holdings Inc.	9,905	1,047
*	US Foods Holding Corp.	27,376	1,044
	Lamb Weston Holdings Inc.	12,659	981
*	Sprouts Farmers Market Inc.	33,705	897
*	TreeHouse Foods Inc.	15,069	787
	Casey's General Stores Inc.	3,314	716
	Brown-Forman Corp. Class A	10,274	654
*	Beyond Meat Inc.	4,942	643
	Keurig Dr Pepper Inc.	18,093	622
	Ingredion Inc.	6,341	570
	Kraft Heinz Co.	11,229	449
*	Grocery Outlet Holding Corp.	11,400	421
	Campbell Soup Co.	7,400	372
	Reynolds Consumer Products Inc.	12,100	360
	Seaboard Corp.	93	343
	Energizer Holdings Inc.	6,965	331
*	Molson Coors Beverage Co. Class B	700	36
			177,906

		Shares	Market Value ($000)
Energy (1.2%)
	Exxon Mobil Corp.	289,978	16,190
	Chevron Corp.	135,342	14,183
	ConocoPhillips	108,540	5,749
	Devon Energy Corp.	214,218	4,681
*	Continental Resources Inc.	119,715	3,097
	EOG Resources Inc.	41,056	2,978
	Phillips 66	31,975	2,607
	Marathon Petroleum Corp.	48,458	2,592
	Pioneer Natural Resources Co.	15,691	2,492
	Schlumberger NV	90,000	2,447
	Marathon Oil Corp.	225,300	2,406
	Occidental Petroleum Corp.	88,690	2,361
*	Cheniere Energy Inc.	31,747	2,286
	Diamondback Energy Inc.	29,914	2,198
*	ChampionX Corp.	99,308	2,158
	Valero Energy Corp.	28,900	2,069
	Halliburton Co.	87,730	1,883
	Hess Corp.	25,949	1,836
*	First Solar Inc.	17,966	1,568
	ONEOK Inc.	28,464	1,442
*	EQT Corp.	72,232	1,342
	Equitrans Midstream Corp.	151,048	1,233
	Murphy Oil Corp.	73,000	1,198
	Baker Hughes Co. Class A	53,447	1,155
*	Range Resources Corp.	99,510	1,028
	Williams Cos. Inc.	36,405	862
	Cabot Oil & Gas Corp.	40,790	766
	Cimarex Energy Co.	9,486	563
	Kinder Morgan Inc.	33,300	555
	Antero Midstream Corp.	52,814	477
*	NOV Inc.	28,200	387
	HollyFrontier Corp.	10,792	386
	Targa Resources Corp.	12,000	381
	APA Corp.	20,000	358
	Helmerich & Payne Inc.	3,200	86
			88,000
Financials (5.3%)
*	Berkshire Hathaway Inc. Class B	194,565	49,706
	JPMorgan Chase & Co.	293,654	44,703
	Bank of America Corp.	797,988	30,874
	Citigroup Inc.	188,000	13,677
	Wells Fargo & Co.	299,159	11,688
	Morgan Stanley	142,641	11,078
	Goldman Sachs Group Inc.	31,593	10,331
	S&P Global Inc.	26,017	9,181
	Charles Schwab Corp.	122,499	7,984
	BlackRock Inc.	10,561	7,963
*	SVB Financial Group	14,756	7,284
	PNC Financial Services Group Inc.	37,095	6,507
	Truist Financial Corp.	109,424	6,382
	Aon plc Class A	27,728	6,380
	Chubb Ltd.	39,599	6,255
	Progressive Corp.	64,645	6,181
	Marsh & McLennan Cos. Inc.	49,821	6,068
	MFA Financial Inc.	1,400,283	5,699
	US Bancorp	101,700	5,625
	Intercontinental Exchange Inc.	50,126	5,598

		Shares	Market Value ($000)
	Sterling Bancorp	220,858	5,084
	First Republic Bank	30,426	5,074
	CME Group Inc.	24,318	4,966
	Moody's Corp.	16,498	4,926
	Pinnacle Financial Partners Inc.	48,700	4,318
	MSCI Inc. Class A	8,302	3,481
	Allstate Corp.	28,622	3,289
	Bank of New York Mellon Corp.	67,629	3,198
	MetLife Inc.	50,516	3,071
*	Lemonade Inc.	32,800	3,055
	Travelers Cos. Inc.	20,181	3,035
	Aflac Inc.	57,474	2,942
	First Citizens BancShares Inc. Class A	3,400	2,842
	Willis Towers Watson plc	11,000	2,518
*	Arch Capital Group Ltd.	63,827	2,449
*	Markel Corp.	2,130	2,427
*	Brighthouse Financial Inc.	52,982	2,344
	Ameriprise Financial Inc.	9,883	2,297
	Discover Financial Services	23,903	2,271
	State Street Corp.	26,969	2,266
	Hartford Financial Services Group Inc.	31,442	2,100
	American International Group Inc.	44,900	2,075
	T. Rowe Price Group Inc.	12,074	2,072
	Fifth Third Bancorp	50,575	1,894
	Assured Guaranty Ltd.	43,927	1,857
	East West Bancorp Inc.	23,855	1,761
	Zions Bancorp NA	30,699	1,687
	Ally Financial Inc.	35,254	1,594
	Globe Life Inc.	15,679	1,515
	Wintrust Financial Corp.	19,700	1,493
	Reinsurance Group of America Inc.	11,595	1,462
	W R Berkley Corp.	19,249	1,450
	Voya Financial Inc.	22,512	1,433
	Raymond James Financial Inc.	11,434	1,401
*	Alleghany Corp.	2,233	1,399
	Regions Financial Corp.	66,902	1,382
	Arthur J Gallagher & Co.	10,997	1,372
	MarketAxess Holdings Inc.	2,731	1,360
	FactSet Research Systems Inc.	4,244	1,310
	Brown & Brown Inc.	26,238	1,199
	Nasdaq Inc.	8,023	1,183
	KeyCorp	57,018	1,139
	Broadridge Financial Solutions Inc.	6,831	1,046
	Citizens Financial Group Inc.	23,643	1,044
	Lincoln National Corp.	16,530	1,029
	Prudential Financial Inc.	11,212	1,021
	Commerce Bancshares Inc.	12,342	946
	Hanover Insurance Group Inc.	6,939	898
	Western Alliance Bancorp	9,230	872
	Assurant Inc.	5,942	842
	Cboe Global Markets Inc.	7,925	782
*	Credit Acceptance Corp.	2,161	778
	Popular Inc.	10,841	762
	RenaissanceRe Holdings Ltd.	4,651	745
	Northern Trust Corp.	6,972	733
	Cincinnati Financial Corp.	7,091	731
	Everest Re Group Ltd.	2,700	669
	TCF Financial Corp.	14,251	662

		Shares	Market Value ($000)
*	Athene Holding Ltd. Class A	13,120	661
	M&T Bank Corp.	4,300	652
	Jefferies Financial Group Inc.	21,416	645
	Santander Consumer USA Holdings Inc.	23,585	638
	SEI Investments Co.	9,913	604
	LPL Financial Holdings Inc.	4,000	569
	White Mountains Insurance Group Ltd.	498	555
	Associated Banc-Corp	24,527	523
	Signature Bank	2,248	508
	MGIC Investment Corp.	35,128	487
	Morningstar Inc.	1,882	424
	CNA Financial Corp.	8,693	388
	BOK Financial Corp.	4,040	361
	Primerica Inc.	2,200	325
	Interactive Brokers Group Inc. Class A	4,420	323
	Equitable Holdings Inc.	9,264	302
	Synovus Financial Corp.	6,525	299
	Rocket Cos. Inc. Class A	11,600	268
	Bank OZK	6,200	253
	OneMain Holdings Inc.	4,339	233
	Erie Indemnity Co. Class A	872	193
	Kemper Corp.	2,200	175
	Unum Group	6,127	171
*	LendingTree Inc.	600	128
	SLM Corp.	6,800	122
	American Financial Group Inc.	972	111
	First Horizon Corp.	3,430	58
	Franklin Resources Inc.	1,525	45
	Affiliated Managers Group Inc.	184	27
			382,763
Health Care (5.8%)
	UnitedHealth Group Inc.	93,984	34,969
	Johnson & Johnson	206,714	33,973
	Abbott Laboratories	164,134	19,670
	Thermo Fisher Scientific Inc.	42,487	19,390
	Pfizer Inc.	508,307	18,416
	Merck & Co. Inc.	214,721	16,553
	Eli Lilly & Co.	82,098	15,338
	Danaher Corp.	65,315	14,701
	Medtronic plc	122,867	14,514
	AbbVie Inc.	121,396	13,137
	Amgen Inc.	52,569	13,080
	Cigna Corp.	40,282	9,738
*	Intuitive Surgical Inc.	12,578	9,294
	Bristol-Myers Squibb Co.	134,884	8,515
	Anthem Inc.	23,239	8,342
	Zoetis Inc. Class A	52,768	8,310
	Stryker Corp.	30,849	7,514
	Gilead Sciences Inc.	99,635	6,439
*	IDEXX Laboratories Inc.	12,149	5,945
	Humana Inc.	13,882	5,820
*	Edwards Lifesciences Corp.	66,234	5,540
*	Illumina Inc.	14,310	5,496
	HCA Healthcare Inc.	27,941	5,262
*	Vertex Pharmaceuticals Inc.	23,758	5,105
*	Biogen Inc.	16,989	4,753
	Becton Dickinson & Co.	19,412	4,720
*	IQVIA Holdings Inc.	23,471	4,533

		Shares	Market Value ($000)
*	Align Technology Inc.	8,178	4,429
*	Laboratory Corp. of America Holdings	16,697	4,258
*	Boston Scientific Corp.	107,673	4,162
*	Regeneron Pharmaceuticals Inc.	8,203	3,881
	Agilent Technologies Inc.	29,707	3,777
	Baxter International Inc.	42,800	3,610
*	Moderna Inc.	24,203	3,169
*	Alexion Pharmaceuticals Inc.	20,349	3,112
*	Catalent Inc.	27,491	2,895
	Zimmer Biomet Holdings Inc.	18,070	2,893
*	Dexcom Inc.	7,279	2,616
*	Varian Medical Systems Inc.	14,448	2,550
*	Acadia Healthcare Co. Inc.	43,032	2,459
*	Charles River Laboratories International Inc.	8,059	2,336
*	Veeva Systems Inc. Class A	8,933	2,334
*	Sage Therapeutics Inc.	30,100	2,253
*	Hologic Inc.	29,853	2,220
	ResMed Inc.	11,300	2,192
	Cooper Cos. Inc.	5,136	1,973
*	Exact Sciences Corp.	14,418	1,900
*	Centene Corp.	29,674	1,896
	Bio-Techne Corp.	4,831	1,845
*	DaVita Inc.	17,119	1,845
*	Bio-Rad Laboratories Inc. Class A	3,202	1,829
	PerkinElmer Inc.	13,223	1,696
	Quest Diagnostics Inc.	12,819	1,645
*	Molina Healthcare Inc.	7,010	1,639
	Teleflex Inc.	3,932	1,634
*	Horizon Therapeutics plc	17,602	1,620
*	Seagen Inc.	10,763	1,495
*	Elanco Animal Health Inc.	49,626	1,461
*	ABIOMED Inc.	4,438	1,415
*	Envista Holdings Corp.	34,520	1,408
*	Jazz Pharmaceuticals plc	8,039	1,321
	Universal Health Services Inc. Class B	9,109	1,215
	DENTSPLY SIRONA Inc.	18,983	1,211
	West Pharmaceutical Services Inc.	4,202	1,184
*	QIAGEN NV	23,457	1,142
*	Masimo Corp.	4,949	1,137
*	Penumbra Inc.	4,163	1,126
*	Alnylam Pharmaceuticals Inc.	7,820	1,104
*	Reata Pharmaceuticals Inc. Class A	10,908	1,088
	Hill-Rom Holdings Inc.	8,722	964
*	Insulet Corp.	3,622	945
*	Neurocrine Biosciences Inc.	8,264	804
*	Alkermes plc	41,100	768
*	Viatris Inc.	53,860	752
*	Exelixis Inc.	27,903	630
*	PPD Inc.	16,500	624
	STERIS plc	3,159	602
	Chemed Corp.	1,300	598
	Cerner Corp.	8,193	589
*	Ionis Pharmaceuticals Inc.	12,688	570
*	PRA Health Sciences Inc.	3,678	564
	Cardinal Health Inc.	8,345	507
*	Nektar Therapeutics Class A	22,600	452
	Premier Inc. Class A	12,944	438
*	United Therapeutics Corp.	2,593	434

		Shares	Market Value ($000)
*	Iovance Biotherapeutics Inc.	13,500	427
*	Incyte Corp.	5,200	423
*	Guardant Health Inc.	2,538	387
*	Bluebird Bio Inc.	12,223	369
*	Agios Pharmaceuticals Inc.	6,300	325
*	Avantor Inc.	10,252	297
*	Adaptive Biotechnologies Corp.	6,500	262
*	BioMarin Pharmaceutical Inc.	3,200	242
*	Integra LifeSciences Holdings Corp.	3,189	220
	Encompass Health Corp.	2,416	198
	Bruker Corp.	1,500	96
*	GoodRx Holdings Inc. Class A	74	3
			423,532
Industrials (7.1%)
	Visa Inc. Class A	165,796	35,104
	Mastercard Inc. Class A	87,886	31,292
*	PayPal Holdings Inc.	126,894	30,815
	Accenture plc Class A	58,776	16,237
	Honeywell International Inc.	69,897	15,173
	Union Pacific Corp.	64,593	14,237
*	Boeing Co.	48,266	12,294
	Deere & Co.	32,002	11,973
	Caterpillar Inc.	45,524	10,556
	3M Co.	50,985	9,824
	Capital One Financial Corp.	72,192	9,185
	American Express Co.	63,198	8,939
*	Square Inc. Class A	39,008	8,857
	United Parcel Service Inc. Class B	52,034	8,845
	General Electric Co.	672,438	8,829
*	Fiserv Inc.	71,839	8,552
	Raytheon Technologies Corp.	103,888	8,027
	Lockheed Martin Corp.	21,492	7,941
	CSX Corp.	79,922	7,706
	Fidelity National Information Services Inc.	51,938	7,303
	Sherwin-Williams Co.	9,714	7,169
	Norfolk Southern Corp.	24,666	6,623
	Global Payments Inc.	32,231	6,497
	Automatic Data Processing Inc.	31,334	5,905
	AMETEK Inc.	46,011	5,877
	Illinois Tool Works Inc.	26,375	5,843
	FedEx Corp.	19,930	5,661
	Eaton Corp. plc	31,645	4,376
	IHS Markit Ltd.	44,814	4,337
	Emerson Electric Co.	47,090	4,248
	Vulcan Materials Co.	25,110	4,237
*	United Rentals Inc.	12,074	3,976
*	Mohawk Industries Inc.	19,372	3,725
*	TransDigm Group Inc.	6,285	3,695
*	Mettler-Toledo International Inc.	3,121	3,607
	Martin Marietta Materials Inc.	10,626	3,568
	Cintas Corp.	10,373	3,540
	Trane Technologies plc	21,310	3,528
*	Middleby Corp.	20,834	3,453
	PPG Industries Inc.	22,949	3,448
	Northrop Grumman Corp.	10,446	3,381
*	Howmet Aerospace Inc.	105,166	3,379
	Fortive Corp.	45,701	3,228
	Carrier Global Corp.	74,958	3,165

		Shares	Market Value ($000)
	Ball Corp.	37,125	3,146
*	Keysight Technologies Inc.	21,308	3,056
	DuPont de Nemours Inc.	38,914	3,007
	Parker-Hannifin Corp.	9,302	2,934
	Rockwell Automation Inc.	10,862	2,883
*	Zebra Technologies Corp. Class A	5,716	2,773
	L3Harris Technologies Inc.	13,517	2,740
*	Berry Global Group Inc.	43,393	2,664
	Quanta Services Inc.	30,093	2,648
	PACCAR Inc.	28,448	2,643
	Xylem Inc.	25,125	2,643
	Eagle Materials Inc.	18,979	2,551
*	Teledyne Technologies Inc.	6,144	2,541
*	Ingersoll Rand Inc.	48,482	2,386
	General Dynamics Corp.	13,091	2,377
	Verisk Analytics Inc. Class A	13,447	2,376
	Stanley Black & Decker Inc.	11,796	2,355
*	Trimble Inc.	30,037	2,337
	Equifax Inc.	12,823	2,323
	Crown Holdings Inc.	23,861	2,315
	Old Dominion Freight Line Inc.	9,621	2,313
*	AECOM	35,745	2,292
	Cummins Inc.	8,721	2,260
*	Waters Corp.	7,833	2,226
	IDEX Corp.	10,462	2,190
	Otis Worldwide Corp.	30,224	2,069
	Textron Inc.	36,284	2,035
*	Colfax Corp.	46,190	2,024
	Jacobs Engineering Group Inc.	15,658	2,024
*	FleetCor Technologies Inc.	7,468	2,006
	Kansas City Southern	7,571	1,998
	AGCO Corp.	13,710	1,969
	Fortune Brands Home & Security Inc.	20,487	1,963
	HEICO Corp. Class A	17,003	1,932
	TransUnion	19,883	1,789
	A O Smith Corp.	25,732	1,740
	Nordson Corp.	8,492	1,687
	Synchrony Financial	41,089	1,671
	ITT Inc.	18,189	1,654
*	Kirby Corp.	27,000	1,628
	Masco Corp.	26,716	1,600
	Allegion plc	12,151	1,526
	Johnson Controls International plc	25,378	1,514
	Oshkosh Corp.	12,558	1,490
	JB Hunt Transport Services Inc.	8,852	1,488
	MKS Instruments Inc.	7,915	1,468
	Lennox International Inc.	4,681	1,459
*	XPO Logistics Inc.	11,342	1,398
	Toro Co.	13,011	1,342
	Huntington Ingalls Industries Inc.	6,396	1,317
*	Sensata Technologies Holding plc	22,433	1,300
	Valmont Industries Inc.	5,396	1,282
	Carlisle Cos. Inc.	7,633	1,256
	Cognex Corp.	14,825	1,230
	Owens Corning	13,342	1,229
	Dover Corp.	8,810	1,208
	Sealed Air Corp.	23,960	1,098
	WW Grainger Inc.	2,682	1,075

		Shares	Market Value ($000)
	FLIR Systems Inc.	18,391	1,039
	Landstar System Inc.	6,235	1,029
	Packaging Corp. of America	7,444	1,001
	BWX Technologies Inc.	14,202	936
	Silgan Holdings Inc.	18,967	797
	AptarGroup Inc.	5,600	793
	RPM International Inc.	8,489	780
	Air Lease Corp. Class A	15,591	764
	Donaldson Co. Inc.	12,229	711
*	Fair Isaac Corp.	1,440	700
	Knight-Swift Transportation Holdings Inc. Class A	14,300	688
*	Gates Industrial Corp. plc	42,069	673
	Regal Beloit Corp.	4,625	660
*	Coherent Inc.	2,590	655
*	WEX Inc.	3,040	636
	Pentair plc	10,087	629
	Armstrong World Industries Inc.	6,812	614
	Expeditors International of Washington Inc.	5,586	602
	Booz Allen Hamilton Holding Corp. Class A	6,943	559
	CoreLogic Inc.	6,976	553
	Trinity Industries Inc.	19,100	544
	CH Robinson Worldwide Inc.	5,311	507
	Jack Henry & Associates Inc.	3,232	490
	Snap-on Inc.	2,097	484
	Genpact Ltd.	11,065	474
	Lincoln Electric Holdings Inc.	3,765	463
	Littelfuse Inc.	1,673	442
*	WESCO International Inc.	4,845	419
	Flowserve Corp.	10,413	404
	Robert Half International Inc.	5,000	390
*	Vontier Corp.	12,079	366
*	Axalta Coating Systems Ltd.	12,120	358
	Graco Inc.	4,912	352
	Brunswick Corp.	3,628	346
	Schneider National Inc. Class B	13,062	326
	MDU Resources Group Inc.	9,950	315
*	Euronet Worldwide Inc.	2,192	303
	Graphic Packaging Holding Co.	15,800	287
	nVent Electric plc	10,087	282
	Curtiss-Wright Corp.	2,100	249
	ManpowerGroup Inc.	2,450	242
	ADT Inc.	28,622	242
*	Paylocity Holding Corp.	1,300	234
*	Pluralsight Inc. Class A	9,843	220
	Hubbell Inc. Class B	1,100	206
	Alliance Data Systems Corp.	1,600	179
	HEICO Corp.	1,087	137
*	Virgin Galactic Holdings Inc.	4,000	123
*	Affirm Holdings Inc. Class A	119	8
			518,814
Other (0.8%)
[1]	Vanguard Tax-Exempt Bond Index ETF	1,085,626	59,319
Real Estate (1.5%)
	American Tower Corp.	40,219	9,615
	Prologis Inc.	84,344	8,940
	Crown Castle International Corp.	41,238	7,098
	Equinix Inc.	9,349	6,354

		Shares	Market Value ($000)
	Apartment Investment & Management Co. Class A	902,705	5,543
	SBA Communications Corp. Class A	15,794	4,384
	Digital Realty Trust Inc.	24,538	3,456
*	CoStar Group Inc.	3,869	3,180
*	CBRE Group Inc. Class A	38,001	3,006
	Public Storage	12,156	3,000
	Iron Mountain Inc.	73,597	2,724
	American Homes 4 Rent Class A	76,425	2,548
*	Zillow Group Inc. Class C	18,791	2,436
	Equity Commonwealth	78,600	2,185
	Equity Residential	30,250	2,167
*	Howard Hughes Corp.	22,500	2,140
	Weyerhaeuser Co.	54,846	1,953
	Welltower Inc.	26,763	1,917
*	Jones Lang LaSalle Inc.	10,212	1,828
	AvalonBay Communities Inc.	9,828	1,813
	Brandywine Realty Trust	137,991	1,781
	Extra Space Storage Inc.	13,300	1,763
	Essex Property Trust Inc.	5,973	1,624
*	Host Hotels & Resorts Inc.	95,799	1,614
	Omega Healthcare Investors Inc.	39,743	1,456
	Equity LifeStyle Properties Inc.	22,346	1,422
	Alexandria Real Estate Equities Inc.	8,330	1,369
	Mid-America Apartment Communities Inc.	9,294	1,342
	Camden Property Trust	10,700	1,176
	Duke Realty Corp.	26,790	1,123
	Empire State Realty Trust Inc. Class A	96,000	1,068
	Brookfield Property REIT Inc. Class A	59,339	1,065
	Healthpeak Properties Inc.	30,867	980
	Realty Income Corp.	14,500	921
	Boston Properties Inc.	7,581	768
	Apartment Income REIT Corp.	17,807	761
	Ventas Inc.	13,600	725
	Vornado Realty Trust	15,834	719
	Kilroy Realty Corp.	10,852	712
	Lamar Advertising Co. Class A	7,467	701
	Invitation Homes Inc.	21,896	700
	Sun Communities Inc.	4,500	675
	Douglas Emmett Inc.	20,790	653
	UDR Inc.	12,695	557
	CyrusOne Inc.	7,600	515
	Rexford Industrial Realty Inc.	10,000	504
*	Zillow Group Inc. Class A	3,647	479
	SL Green Realty Corp.	6,251	438
	CoreSite Realty Corp.	3,037	364
	VICI Properties Inc.	12,500	353
	First Industrial Realty Trust Inc.	7,000	321
	Federal Realty Investment Trust	3,019	306
	Medical Properties Trust Inc.	10,779	229
*	RealPage Inc.	2,488	217
	Rayonier Inc.	5,100	164
	Americold Realty Trust	4,162	160
	JBG SMITH Properties	4,600	146
	Life Storage Inc.	513	44
	STORE Capital Corp.	1,277	43
	American Campus Communities Inc.	760	33
			106,278

		Shares	Market Value ($000)
Technology (12.6%)
	Apple Inc.	1,466,608	179,146
	Microsoft Corp.	726,120	171,197
*	Facebook Inc. Class A	236,771	69,736
*	Alphabet Inc. Class A	32,312	66,644
*	Alphabet Inc. Class C	25,264	52,262
	NVIDIA Corp.	59,515	31,777
	Intel Corp.	386,436	24,732
*	Adobe Inc.	49,218	23,397
*	salesforce.com Inc.	77,575	16,436
	Broadcom Inc.	32,749	15,184
	Texas Instruments Inc.	78,992	14,929
	QUALCOMM Inc.	108,410	14,374
	Oracle Corp.	190,133	13,342
	Applied Materials Inc.	90,715	12,120
*	Micron Technology Inc.	127,810	11,274
	Intuit Inc.	25,152	9,635
*	ServiceNow Inc.	17,885	8,945
*	Advanced Micro Devices Inc.	103,623	8,134
	Lam Research Corp.	13,149	7,827
*	Autodesk Inc.	23,262	6,447
	International Business Machines Corp.	45,903	6,117
	Roper Technologies Inc.	14,570	5,877
	Analog Devices Inc.	33,550	5,203
*	Twitter Inc.	74,635	4,749
*	Workday Inc. Class A	18,747	4,657
*	Cadence Design Systems Inc.	33,815	4,632
	Amphenol Corp. Class A	65,560	4,325
*	Synopsys Inc.	17,230	4,269
*	Twilio Inc. Class A	12,330	4,202
	HP Inc.	119,671	3,800
*	Match Group Inc.	27,592	3,791
	Cognizant Technology Solutions Corp. Class A	48,018	3,751
	Xilinx Inc.	28,929	3,584
	Microchip Technology Inc.	20,270	3,146
	Skyworks Solutions Inc.	17,100	3,138
	Marvell Technology Group Ltd.	62,986	3,085
	KLA Corp.	9,317	3,078
*	ON Semiconductor Corp.	72,209	3,005
	Corning Inc.	68,131	2,964
*	Okta Inc. Class A	13,316	2,935
*	DocuSign Inc. Class A	14,425	2,920
*	Atlassian Corp. plc Class A	12,259	2,584
*	Zoom Video Communications Inc. Class A	7,900	2,538
*	ANSYS Inc.	7,369	2,502
*	Dell Technologies Inc. Class C	28,164	2,483
	Teradyne Inc.	19,532	2,377
*	VeriSign Inc.	11,621	2,310
*	Fortinet Inc.	12,162	2,243
*	Qorvo Inc.	11,320	2,068
*	Cree Inc.	18,851	2,038
*	Arrow Electronics Inc.	17,906	1,984
	Hewlett Packard Enterprise Co.	120,529	1,897
*	Akamai Technologies Inc.	17,101	1,743
*	IAC/InterActiveCorp	8,045	1,740
*	Splunk Inc.	12,765	1,729
*	NCR Corp.	42,803	1,624
*	Gartner Inc.	8,596	1,569

		Shares	Market Value ($000)
*	Black Knight Inc.	20,612	1,525
*	RingCentral Inc. Class A	4,984	1,485
*	PTC Inc.	10,669	1,469
	CDW Corp.	8,857	1,468
*	VMware Inc. Class A	9,429	1,419
*	F5 Networks Inc.	6,675	1,393
*	Paycom Software Inc.	3,751	1,388
*	GoDaddy Inc. Class A	17,857	1,386
	Citrix Systems Inc.	9,859	1,384
*	EPAM Systems Inc.	3,426	1,359
	Western Digital Corp.	20,174	1,347
*	Palo Alto Networks Inc.	4,128	1,329
*	Pinterest Inc. Class A	17,800	1,318
*	Nuance Communications Inc.	29,403	1,283
*	Tyler Technologies Inc.	2,891	1,227
*	IPG Photonics Corp.	5,229	1,103
*	Ceridian HCM Holding Inc.	12,978	1,094
	Universal Display Corp.	4,186	991
*	Zendesk Inc.	7,476	991
*	Slack Technologies Inc. Class A	24,300	987
*	Coupa Software Inc.	3,519	896
*	Zscaler Inc.	4,818	827
	Dolby Laboratories Inc. Class A	8,275	817
*	MongoDB Inc. Class A	2,994	801
	Monolithic Power Systems Inc.	2,200	777
*	Manhattan Associates Inc.	6,606	775
*	Teradata Corp.	19,986	770
	NetApp Inc.	8,971	652
*	Aspen Technology Inc.	4,278	617
*	Pure Storage Inc. Class A	28,105	605
*	Cerence Inc.	6,400	573
*	Crowdstrike Holdings Inc. Class A	3,100	566
*	Grubhub Inc.	9,200	552
	NortonLifeLock Inc.	24,339	517
	Leidos Holdings Inc.	5,350	515
	SS&C Technologies Holdings Inc.	6,447	450
	Jabil Inc.	8,300	433
*	PagerDuty Inc.	10,708	431
*	Dropbox Inc. Class A	15,760	420
*	Elastic NV	3,518	391
*	HubSpot Inc.	820	372
	Entegris Inc.	3,200	358
*	DXC Technology Co.	11,250	352
*	Guidewire Software Inc.	3,086	314
*	Nutanix Inc. Class A	11,790	313
*	Change Healthcare Inc.	12,066	267
*	Concentrix Corp.	1,700	255
*	Dynatrace Inc.	4,970	240
*	Avalara Inc.	1,751	234
*	Smartsheet Inc. Class A	3,300	211
*	Proofpoint Inc.	1,600	201
	SYNNEX Corp.	1,700	195
	Pegasystems Inc.	1,468	168
	Amdocs Ltd.	2,400	168
*	New Relic Inc.	2,000	123
*	Medallia Inc.	4,270	119
	Xerox Holdings Corp.	4,318	105
	National Instruments Corp.	2,211	96

		Shares	Market Value ($000)
*	FireEye Inc.	4,671	91
*	Palantir Technologies Inc. Class A	834	19
*	Snowflake Inc. Class A	61	14
*	Unity Software Inc.	116	12
*	Qualtrics International Inc. Class A	264	9
*	Bumble Inc. Class A	126	8
*	DoorDash Inc. Class A	50	7
	CDK Global Inc.	3	—
			916,777
Telecommunications (1.6%)
	Comcast Corp. Class A	445,383	24,100
	Cisco Systems Inc.	392,433	20,293
	Verizon Communications Inc.	288,107	16,753
	AT&T Inc.	433,484	13,121
*	Charter Communications Inc. Class A	16,028	9,889
*	T-Mobile US Inc.	62,892	7,880
*	Liberty Broadband Corp. Class C	26,422	3,967
	Lumen Technologies Inc.	228,962	3,057
	Motorola Solutions Inc.	15,378	2,892
*	Roku Inc. Class A	8,713	2,838
*	Arista Networks Inc.	8,376	2,529
*	Liberty Broadband Corp. Class A	12,998	1,887
	Telephone & Data Systems Inc.	69,803	1,603
*	Altice USA Inc. Class A	37,314	1,214
*	Ciena Corp.	15,379	841
*	DISH Network Corp. Class A	22,133	801
*	CommScope Holding Co. Inc.	36,723	564
	Ubiquiti Inc.	1,484	443
	Cable One Inc.	40	73
			114,745
Utilities (1.3%)
	NextEra Energy Inc.	213,340	16,131
	Southern Co.	98,416	6,118
	Duke Energy Corp.	59,772	5,770
	American Water Works Co. Inc.	36,290	5,441
	Waste Management Inc.	33,651	4,342
	Consolidated Edison Inc.	58,005	4,339
	American Electric Power Co. Inc.	43,400	3,676
	Sempra Energy	26,229	3,477
	Dominion Energy Inc.	45,609	3,464
*	Clean Harbors Inc.	41,000	3,446
	Exelon Corp.	65,800	2,878
	Public Service Enterprise Group Inc.	47,759	2,876
	Xcel Energy Inc.	42,704	2,840
	WEC Energy Group Inc.	26,459	2,476
	DTE Energy Co.	17,175	2,287
	FirstEnergy Corp.	61,869	2,146
	Eversource Energy	24,487	2,120
	PPL Corp.	60,316	1,740
	Republic Services Inc. Class A	16,510	1,640
	AES Corp.	53,469	1,433
	Essential Utilities Inc.	30,186	1,351
	Alliant Energy Corp.	24,226	1,312
	Edison International	21,417	1,255
*	PG&E Corp.	106,300	1,245
	CMS Energy Corp.	20,227	1,238
	National Fuel Gas Co.	23,728	1,186

		Shares	Market Value ($000)
	NRG Energy Inc.	28,315	1,068
	Entergy Corp.	10,412	1,036
	NiSource Inc.	42,649	1,028
	Vistra Corp.	56,291	995
	Ameren Corp.	9,798	797
*	Stericycle Inc.	11,477	775
	OGE Energy Corp.	19,986	647
	UGI Corp.	15,661	642
	Atmos Energy Corp.	3,445	341
	Evergy Inc.	3,535	210
	Pinnacle West Capital Corp.	1,900	155
	Avangrid Inc.	2,345	117
			94,038
Total Common Stocks (Cost $1,417,711)			3,528,764

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (51.4%)
Alabama (0.7%)
	Alabama Economic Settlement Authority BP Settlement Revenue	4.000%	9/15/33	500	558
	Alabama Federal Aid Highway Finance Authority Special Obligation Revenue	5.000%	9/1/25	3,525	4,214
	Alabama Incentives Financing Authority Special Obligation Revenue Prere.	5.000%	9/1/22	380	405
	Alabama State Public School & College Authority	4.000%	11/1/38	2,500	3,018
	Birmingham-Jefferson AL Civic Center Authority Special Tax Revenue	5.000%	7/1/31	1,100	1,320
	Black Belt Energy Gas District Alabama Gas Prepay Revenue (Project No. 3) PUT	4.000%	12/1/23	1,555	1,689
	Black Belt Energy Gas District Alabama Gas Prepay Revenue (Project No. 3) PUT	4.000%	12/1/25	845	964
[2]	Black Belt Energy Gas District Alabama Gas Supply Revenue PUT	4.000%	6/1/21	3,885	3,907
[2]	Black Belt Energy Gas District Alabama Gas Supply Revenue PUT	4.000%	7/1/22	430	448
[3]	Black Belt Energy Gas District Alabama Gas Supply Revenue PUT	4.000%	12/1/31	4,865	5,925
	Huntsville AL Electric System Revenue	5.000%	12/1/30	510	625
	Huntsville AL GO	5.000%	5/1/35	1,125	1,385
	Huntsville AL GO	5.000%	5/1/38	1,860	2,340
	Huntsville AL Health Care Authority Revenue	5.000%	6/1/35	780	997
	Jefferson County AL Revenue	5.000%	9/15/29	1,470	1,788
	Jefferson County AL Revenue	5.000%	9/15/33	1,000	1,199
	Jefferson County AL Sewer Revenue	5.000%	10/1/23	500	560
[4]	Jefferson County AL Sewer Revenue	0.000%	10/1/25	500	456
	Lower AL Gas District Gas Project Revenue PUT	4.000%	12/1/25	2,150	2,450
	Montgomery AL GO	4.000%	12/1/36	400	486
	Montgomery AL GO	4.000%	12/1/39	450	542
	Southeast Alabama Gas Supply District Revenue PUT	4.000%	4/1/24	6,810	7,450
	Southeast Alabama Gas Supply District Revenue PUT	4.000%	6/1/24	1,515	1,667

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tuscaloosa AL City Board of Education School Tax Warrants Revenue	5.000%	8/1/27	530	641
	Tuscaloosa AL City Board of Education School Tax Warrants Revenue	5.000%	8/1/28	1,090	1,311
	University of Alabama General Revenue	3.000%	7/1/36	1,085	1,169
[4]	University of South Alabama University Facilities Revenue	5.000%	11/1/23	740	825
					48,339
Alaska (0.0%)
	Alaska Housing Finance Corp. Revenue Prere.	5.000%	6/1/22	425	449
	Alaska Housing Finance Corp. Revenue Prere.	5.000%	6/1/22	75	79
	Alaska Municipal Bond Bank Authority Revenue	5.000%	9/1/21	1,650	1,681
	Matanuska-Susitna Borough AK Lease Revenue (Goose Creek Correctional Center) GO	5.000%	9/1/31	1,345	1,533
					3,742
Arizona (1.0%)
	Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/30	675	790
	Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/31	545	618
	Arizona COP	5.000%	10/1/26	2,000	2,464
	Arizona Industrial Development Authority Lease Revenue (Children's National Medical Center)	5.000%	9/1/34	350	449
[5]	Arizona Industrial Development Authority Revenue (Economic Legacy Cares)	6.375%	7/1/25	180	187
[5]	Arizona Industrial Development Authority Revenue (Economic Legacy Cares)	6.500%	7/1/26	100	105
[5]	Arizona Industrial Development Authority Revenue (Economic Legacy Cares)	6.625%	7/1/27	265	280
[5]	Arizona Industrial Development Authority Revenue (Economic Legacy Cares)	6.750%	7/1/28	305	324
	Arizona Industrial Development Authority Revenue (Lincoln South Beltway Project)	5.000%	11/1/28	1,290	1,644
	Arizona School Facilities Board COP	5.000%	9/1/21	1,355	1,382
	Arizona State University Revenue (McAllister Academic Village LLC)	5.000%	7/1/36	1,620	1,909
	Arizona Transportation Board Excise Tax Revenue	5.000%	7/1/21	2,240	2,266
	Arizona Transportation Board Excise Tax Revenue	5.000%	7/1/23	2,155	2,385
	Arizona Transportation Board Excise Tax Revenue	5.000%	7/1/24	2,110	2,424
	Arizona Transportation Board Highway Revenue	5.000%	7/1/22	2,210	2,343
	Arizona Transportation Board Highway Revenue	5.000%	7/1/32	1,025	1,235
	Arizona Transportation Board Highway Revenue Prere.	5.000%	7/1/22	500	530
	Arizona Water Infrastructure Finance Authority Revenue	5.000%	10/1/27	1,000	1,157
	Chandler AZ GO	5.000%	7/1/23	1,165	1,290
	Glendale City AZ Excise Tax Refunding Obligations Revenue	5.000%	7/1/28	1,785	2,196
	La Paz County AZ Industrial Development Authority Education Facility Lease Revenue (Harmony Public Schools Project)	5.000%	2/15/31	100	124

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Maricopa County AZ Elementary School District No. 14 (Creighton) GO	3.000%	7/1/32	1,000	1,090
	Maricopa County AZ Industrial Development Authority Hospital Revenue (Honorhealth)	5.000%	9/1/33	830	1,040
	Maricopa County AZ School District No. 83	3.000%	10/1/39	1,000	1,070
	Maricopa County AZ Unified School District No. 4 (Mesa) GO	5.000%	7/1/24	1,730	1,985
	Phoenix AZ Civic Improvement Corp. Excise Tax Revenue	5.000%	7/1/35	1,110	1,457
	Phoenix AZ Civic Improvement Corp. Excise Tax Revenue ETM	5.000%	7/1/22	1,145	1,214
	Phoenix AZ Civic Improvement Corp. Wastewater System Revenue	5.000%	7/1/22	2,290	2,427
	Phoenix AZ Civic Improvement Corp. Wastewater System Revenue	5.000%	7/1/27	1,295	1,580
	Phoenix AZ Civic Improvement Corp. Wastewater System Revenue	4.000%	7/1/28	2,015	2,223
	Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/21	525	531
	Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/22	1,260	1,335
	Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/23	2,040	2,257
	Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/26	2,520	2,889
	Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/35	1,900	2,283
	Phoenix AZ Industrial Development Authority Lease Revenue (Downtown Phoenix Student Housing LLC)	5.000%	7/1/27	300	348
	Phoenix AZ Industrial Development Authority Lease Revenue (Downtown Phoenix Student Housing LLC)	5.000%	7/1/28	250	294
	Pima County AZ Sewer Revenue	5.000%	7/1/24	1,105	1,270
	Regional Public Transportation Authority Arizona Excise Tax Revenue (Maricopa County Public Transportation)	5.250%	7/1/24	1,125	1,303
	Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	12/1/28	515	531
	Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	12/1/29	2,000	2,110
[3]	Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	1/1/31	2,000	2,572
[3]	Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	1/1/32	2,500	3,265
	Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	1/1/36	1,540	1,860
[3]	Salt River Project Arizona Agricultural Improvement & Power District Revenue (Arizona Salt Projects Electric System)	5.000%	1/1/24	1,210	1,339
[3]	Salt River Project Arizona Agricultural Improvement & Power District Revenue (Arizona Salt Projects Electric System)	5.000%	1/1/25	1,825	2,092
	Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/24	910	1,049
	Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/28	640	810
	Salt Verde AZ Financial Corp. Gas Revenue	5.000%	12/1/37	855	1,187
	Yavapai County AZ Industrial Development Authority Hospital Facility Revenue (Northern Arizona Healthcare System)	5.250%	10/1/22	500	512
					70,025

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Arkansas (0.3%)
[3]	Arkansas State GO (Four-Lane Highway Construction and Improvement)	5.000%	6/15/23	10,000	11,043
	Pulaski County AR Hospital Revenue (Arkansas Children's Hospital)	5.000%	3/1/29	1,075	1,292
[6]	Springdale AR Sales & Use Revenue	5.000%	4/1/37	1,000	1,122
	Springdale AR School District No. 50 GO	4.000%	6/1/27	1,190	1,239
	Springdale AR School District No. 50 GO	4.000%	6/1/32	1,155	1,202
	University of Arkansas Revenue	5.000%	11/1/21	805	827
	University of Arkansas Revenue	5.000%	11/1/24	850	985
	University of Arkansas Revenue	5.000%	11/1/30	775	933
					18,643
California (4.6%)
	ABAG Finance Authority for Nonprofit Corps. California Revenue (Episcopal Senior Communities)	5.000%	7/1/22	500	527
	ABAG Finance Authority for Nonprofit Corps. California Revenue (Jackson Laboratory) ETM	5.000%	7/1/21	760	769
[4]	ABAG Finance Authority for Nonprofit Corps. California Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/30	1,135	1,417
[7]	Alameda CA Corridor Transportation Authority Revenue	0.000%	10/1/30	740	624
[8]	Alameda CA Corridor Transportation Authority Revenue	0.000%	10/1/32	1,790	1,436
	Anaheim CA Housing & Public Improvements Authority Revenue (Electric Utility Distribution System)	5.000%	10/1/30	1,000	1,090
	Anaheim CA Housing & Public Improvements Authority Revenue (Electric Utility Distribution System)	5.000%	10/1/33	1,015	1,106
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	4.000%	4/1/33	1,000	1,162
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	4.000%	4/1/37	820	946
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) Prere.	5.000%	4/1/22	500	524
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) Prere.	5.000%	4/1/23	1,000	1,097
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.100%	4/1/22	1,150	1,161
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.125%	4/1/25	2,950	3,105
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.850%	4/1/25	1,000	1,083
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.625%	4/1/26	2,000	2,169
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.950%	4/1/26	1,000	1,099
[9]	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area), SIFMA Municipal Swap Index Yield + 0.900% PUT	0.950%	5/1/23	1,000	1,010
[7]	Brea CA Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Project AB)	0.000%	8/1/29	1,000	866
	California GO	5.000%	8/1/22	1,000	1,064
	California GO	5.000%	9/1/22	1,805	1,928
	California GO	5.000%	9/1/23	1,750	1,951
	California GO	5.000%	11/1/23	1,155	1,296
	California GO	5.000%	4/1/24	2,000	2,281

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California GO	5.000%	10/1/24	2,000	2,323
	California GO	5.000%	12/1/24	2,000	2,336
	California GO	5.000%	3/1/26	660	775
	California GO	5.000%	4/1/26	2,000	2,439
	California GO	5.000%	4/1/27	2,000	2,500
	California GO	3.500%	8/1/27	1,515	1,770
	California GO	5.000%	2/1/28	690	748
	California GO	5.000%	4/1/28	5,125	6,558
	California GO	5.000%	9/1/29	455	558
	California GO	5.000%	11/1/29	1,700	1,900
	California GO	5.000%	9/1/30	1,000	1,020
	California GO	5.000%	11/1/30	5,000	6,711
	California GO	4.000%	8/1/31	1,675	1,932
	California GO	5.000%	2/1/32	500	519
	California GO	5.000%	4/1/32	2,500	3,219
	California GO	5.000%	10/1/32	1,875	2,167
	California GO	4.000%	8/1/33	1,520	1,746
	California GO	5.000%	8/1/33	2,865	3,483
	California GO	4.000%	9/1/33	2,000	2,301
	California GO	3.000%	10/1/34	1,225	1,364
	California GO	5.000%	11/1/34	1,340	1,774
	California GO	3.000%	10/1/35	1,815	2,015
	California GO	5.000%	11/1/35	5,000	6,597
	California GO	4.000%	3/1/36	2,000	2,403
	California GO	3.000%	10/1/36	1,500	1,647
[2]	California GO VRDO	0.030%	4/1/21	3,600	3,600
[2]	California GO VRDO	0.040%	4/1/21	1,470	1,470
[2]	California Health Facilities Financing Authority Revenue (Advent Obligated Group) VRDO	0.040%	4/1/21	1,250	1,250
	California Health Facilities Financing Authority Revenue (Adventist Health System/West)	5.000%	3/1/23	1,325	1,443
	California Health Facilities Financing Authority Revenue (Children's Hospital of Los Angeles)	5.000%	11/15/23	1,000	1,067
	California Health Facilities Financing Authority Revenue (Common Spirit Health)	4.000%	4/1/37	1,000	1,162
	California Health Facilities Financing Authority Revenue (Kaiser Permanente) PUT	5.000%	11/1/22	795	855
	California Health Facilities Financing Authority Revenue (Providence St. Joseph Health Obligated Group) PUT	4.000%	10/1/24	1,195	1,344
	California Health Facilities Financing Authority Revenue (Providence St. Joseph Health Obligated Group) PUT	5.000%	10/1/25	1,690	2,018
	California Health Facilities Financing Authority Revenue (Rady Children's Hospital)	5.000%	8/15/31	965	979
	California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/36	1,000	1,228
	California Housing Finance Agency Municipal Certificates	3.500%	11/20/35	1,000	1,141
[10]	California Infrastructure & Economic Development Bank Revenue (Bay Area Toll Bridges Seismic Retrofit) Prere.	5.000%	1/1/28	500	634
	California Infrastructure & Economic Development Bank Revenue (County Museum of Art Project) PUT	1.200%	6/1/28	1,000	986
	California Municipal Finance Authority Revenue (Anaheim Electric Utility Distribution System)	5.000%	10/1/30	965	1,146

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Municipal Finance Authority Revenue (Republic Services Inc. Projects) VRDO	0.180%	7/1/21	4,600	4,600
[2]	California Public Finance Authority Revenue (Sharp Healthcare) VRDO	0.040%	4/1/21	3,705	3,705
	California Public Works Board Lease Revenue (Davidson Library) Prere.	5.000%	3/1/23	20	22
	California Public Works Board Lease Revenue (Department of Corrections)	5.000%	6/1/22	1,000	1,056
	California Public Works Board Lease Revenue (Department of Corrections)	5.000%	6/1/27	1,050	1,109
	California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	10/1/26	1,200	1,388
	California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	3/1/28	300	326
	California Public Works Board Lease Revenue (Judicial Council Projects)	5.125%	12/1/29	260	268
	California Public Works Board Lease Revenue (Regents of The University of California) Prere.	5.000%	12/1/21	35	36
[3]	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	2/1/24	500	551
	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	12/1/26	2,500	2,909
[3]	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	2/1/31	2,000	2,595
	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/31	1,000	1,073
	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	4/1/32	350	366
	California Public Works Board Lease Revenue (Various Capital Projects) Prere.	5.000%	12/1/21	25	26
	California State Educational Facilities Authority Revenue Prere.	6.125%	10/1/21	245	252
	California State Educational Facilities Authority Revenue Prere.	6.125%	10/1/21	255	262
[3]	California State Public Works Board Lease Revenue (Various Capital Projects)	5.000%	8/1/22	1,000	1,016
[3]	California State Public Works Board Lease Revenue (Various Capital Projects)	5.000%	8/1/29	1,000	1,229
	California State University Systemwide Revenue	5.000%	11/1/32	1,000	1,202
	California State University Systemwide Revenue	5.000%	11/1/32	2,815	3,478
	California State University Systemwide Revenue	5.000%	11/1/34	2,010	2,315
	California State University Systemwide Revenue	5.000%	11/1/35	2,000	2,458
	California State University Systemwide Revenue	5.000%	11/1/37	1,000	1,181
	California State University Systemwide Revenue	5.000%	11/1/39	2,500	2,863
	California State University Systemwide Revenue	5.000%	11/1/41	1,400	1,659
	California State University Systemwide Revenue Prere.	5.000%	11/1/22	1,000	1,077
	California Statewide Communities Development Authority Revenue (Kaiser Foundation Hospitals) PUT	5.000%	11/1/29	3,640	4,791
[5]	California Statewide Communities Development Authority Revenue (Loma Linda University Medical Center)	5.000%	12/1/28	400	467

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	California Statewide Communities Development Authority Revenue (Rady Children's Hospital) VRDO	0.040%	4/1/21	100	100
[4]	Centinela Valley CA Union High School District GO	4.000%	8/1/29	1,035	1,185
	Chabot-Las Positas CA Community College District GO	5.000%	8/1/31	1,000	1,106
	Chaffey CA Community College District GO	5.000%	6/1/23	850	939
[4]	Chino CA Public Financing Authority Special Tax Revenue	5.000%	9/1/30	800	945
	Chula Vista CA Municipal Financing Authority Special Tax Revenue	5.500%	9/1/27	970	1,083
[11]	Citrus CA Community College District GO, 5.000% coupon rate effective 2/1/2023 Prere.	0.000%	2/1/24	1,000	1,039
	Contra Costa CA Community College District GO Prere.	5.000%	8/1/23	1,000	1,112
	Contra Costa CA Municipal Water District Revenue	5.000%	10/1/33	1,000	1,113
	Corona-Norco CA Unified School District Special Tax Revenue (Community Facilities District No. 98-1)	5.000%	9/1/22	970	1,036
[4]	East Side CA Union High School District Santa Clara County GO	3.000%	8/1/32	1,000	1,095
[11]	Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue, 6.200% coupon rate effective 1/15/2024	0.000%	1/15/29	1,390	1,574
	Gavilan CA Joint Community College District GO	5.000%	8/1/28	1,000	1,184
	Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/25	500	587
[7]	Golden State Tobacco Securitization Corp. California Revenue	0.000%	6/1/27	2,060	1,916
	Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/33	1,140	1,334
	Grossmont CA Healthcare District GO	4.000%	7/15/40	2,000	2,188
	La Quinta CA Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/26	1,500	1,647
	La Quinta CA Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/30	1,000	1,128
	La Verne CA (Brethren Hillcrest Homes) COP Prere.	5.000%	5/15/22	350	372
	Long Beach CA Finance Authority Natural Gas Purchase Revenue	5.250%	11/15/23	435	490
[12]	Long Beach CA Unified School District GO	0.000%	8/1/24	1,290	1,265
	Los Angeles CA Community College District GO Prere.	4.000%	8/1/23	2,000	2,178
	Los Angeles CA Community College District GO Prere.	4.000%	8/1/24	1,000	1,123
	Los Angeles CA Department of Airports International Airport Revenue	4.000%	5/15/36	2,000	2,382
	Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/39	1,000	1,300
	Los Angeles CA Department of Airports International Airport Revenue	4.000%	5/15/40	2,055	2,418
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/33	1,375	1,694
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/35	1,330	1,680
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/36	1,000	1,186

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/36	1,695	2,141
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/37	1,000	1,221
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/37	1,145	1,439
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/38	500	611
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/38	2,550	3,206
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/40	1,500	1,936
[2]	Los Angeles CA Department of Water & Power Revenue VRDO	0.060%	4/1/21	7,745	7,745
	Los Angeles CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/29	5,000	6,622
	Los Angeles CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/38	1,400	1,754
	Los Angeles CA Unified School District GO	4.000%	7/1/35	2,250	2,715
	Los Angeles CA Wastewater System Revenue	5.000%	6/1/36	1,755	2,153
	Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/26	500	532
[6]	Los Angeles County CA School District GO	5.000%	7/1/36	1,000	1,238
	Los Angeles County CA Unified School District GO	5.000%	7/1/31	1,000	1,305
	Milpitas CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/31	1,130	1,324
	M-S-R CA Energy Authority Gas Revenue	6.500%	11/1/39	555	886
	Napa Valley CA Unified School District GO	4.000%	8/1/28	1,690	1,815
	Napa Valley Community College District GO	4.000%	8/1/32	1,090	1,239
	Newport Mesa CA Unified School District GO	0.000%	8/1/30	630	548
	Oakland CA Redevelopment Agency Tax Allocation Revenue (Central District Project)	5.000%	9/1/22	500	531
[4]	Oakland CA Unified School District GO	5.000%	8/1/25	1,500	1,777
	Orange County CA Local Transportation Authority Sales Tax Revenue	5.000%	2/15/33	1,035	1,326
[8]	Palomar Pomerado Health California GO	0.000%	8/1/22	1,000	994
[12]	Palomar Pomerado Health California GO	0.000%	8/1/26	1,040	980
[12]	Palomar Pomerado Health California GO	0.000%	8/1/32	740	598
	Perris CA Public Financing Authority Tax Allocation Revenue	5.000%	10/1/21	1,085	1,111
[4]	Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/31	1,385	1,684
	Riverside CA Electric Revenue	5.000%	10/1/32	1,830	2,350
	Riverside County CA Transportation Commission Sales Tax Revenue Prere.	5.250%	6/1/23	1,000	1,109
	Riverside County CA Transportation Commission Toll Revenue	0.000%	6/1/30	2,415	1,925
	Roseville CA Natural Gas Financing Authority Gas Revenue	5.000%	2/15/23	340	370
	Roseville CA Natural Gas Financing Authority Gas Revenue	5.000%	2/15/25	325	378
[6]	Sacramento CA City Financing Authority Revenue	5.000%	12/1/22	760	821
[8]	Sacramento CA City Financing Authority Tax Allocation Revenue	0.000%	12/1/30	1,815	1,505
	Sacramento CA Regional Transportation District Farebox Revenue	5.000%	3/1/23	330	331
	Sacramento County CA Sanitation Districts Financing Authority Revenue	5.000%	8/1/25	495	591

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sacramento County CA Sanitation Districts Financing Authority Revenue	5.000%	8/1/27	575	683
[4]	San Bernardino CA Community College District GO	0.000%	8/1/22	1,000	995
	San Diego CA Community College District GO Prere.	5.000%	8/1/21	500	508
	San Diego CA Community College District GO Prere.	5.000%	8/1/23	1,000	1,112
	San Diego CA Unified School District GO	0.000%	7/1/27	100	94
[4]	San Diego CA Unified School District GO	5.500%	7/1/27	520	675
	San Diego CA Unified School District GO	0.000%	7/1/28	430	393
	San Diego CA Unified School District GO	0.000%	7/1/29	440	393
	San Diego CA Unified School District GO	0.000%	7/1/30	250	217
	San Diego CA Unified School District GO	5.000%	7/1/35	2,000	2,206
	San Diego CA Unified School District GO ETM	0.000%	7/1/27	320	299
	San Diego CA Unified School District GO ETM	0.000%	7/1/27	80	75
	San Diego CA Unified School District GO ETM	0.000%	7/1/28	70	64
	San Diego CA Unified School District GO ETM	0.000%	7/1/29	60	53
	San Diego County CA Regional Transportation Commission Sales Tax Revenue	3.000%	10/1/22	530	552
	San Diego County CA Regional Transportation Commission Sales Tax Revenue	5.000%	10/1/22	2,125	2,277
	San Diego County CA Regional Transportation Commission Sales Tax Revenue Prere.	5.000%	4/1/22	560	587
	San Diego County CA Water Authority Revenue	5.000%	5/1/28	1,000	1,182
	San Francisco CA Bay Area Rapid Transit District GO	5.000%	8/1/30	1,530	1,813
	San Francisco CA Bay Area Rapid Transit District Sales Tax Revenue	4.000%	7/1/21	350	353
	San Francisco CA City & County COP	5.000%	4/1/28	1,635	1,933
	San Francisco CA City & County COP	4.000%	4/1/33	1,000	1,115
	San Francisco CA City & County COP	4.000%	4/1/39	1,000	1,146
	San Francisco CA City & County International Airport Revenue	5.000%	5/1/27	605	636
	San Francisco CA City & County International Airport Revenue	5.000%	5/1/30	405	406
	San Francisco CA City & County International Airport Revenue	5.000%	5/1/34	1,000	1,263
	San Francisco CA City & County International Airport Revenue Prere.	5.000%	5/3/21	95	95
	San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/31	1,700	2,084
	San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/32	1,000	1,170
	San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/35	1,500	1,824
	San Francisco CA City & County Unified School District GO	4.000%	6/15/32	965	1,006
	San Francisco CA City & County Unified School District GO	4.250%	6/15/33	1,000	1,045
	San Mateo Foster City School District GO	3.000%	8/1/40	750	808
[7]	San Ramon CA Public Financing Authority Tax Allocation Revenue	0.000%	2/1/33	1,475	1,121
	Santa Clara CA Financing Authority Revenue	3.000%	5/1/39	1,155	1,238
	Santa Clara CA Unified School District GO	3.000%	7/1/34	1,000	1,082
	Southern California Public Power Authority Revenue	5.000%	7/1/30	3,000	3,360
	Southern California Public Power Authority Revenue (Canyon Power Project)	5.000%	7/1/32	2,000	2,355

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Southern California Public Power Authority Revenue (Canyon Power Project) Prere.	5.000%	7/1/21	1,105	1,118
[2]	Southern California Public Power Authority Revenue (Magnolia Power Project) VRDO	0.040%	4/1/21	600	600
	State Center California Community College District GO	5.000%	8/1/29	1,000	1,183
[6]	Stockton Public Financing Authority Revenue	5.000%	9/1/29	1,000	1,135
	Tahoe-Truckee CA Unified School District GO	5.000%	8/1/34	1,030	1,247
[8]	Union CA Elementary School District GO	0.000%	9/1/28	1,080	980
	Union City CA Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/30	1,635	1,923
	University of California	5.000%	5/15/23	875	880
	University of California	5.000%	5/15/28	690	758
[3]	University of California	5.000%	5/15/31	1,000	1,279
	University of California	4.000%	5/15/33	1,000	1,124
	University of California	5.000%	5/15/33	3,000	3,971
	University of California	4.000%	5/15/34	1,000	1,158
	University of California	4.000%	5/15/34	1,770	1,947
	University of California	4.000%	5/15/35	2,000	2,311
	University of California	5.000%	5/15/35	1,620	2,044
	University of California	5.000%	5/15/35	1,165	1,465
	University of California	4.000%	5/15/39	5,000	6,018
	University of California Prere.	5.000%	5/15/21	160	161
	University of California Prere.	5.000%	5/15/23	310	341
	University of California PUT	5.000%	5/15/23	3,960	4,354
	University of California VRDO	0.030%	4/1/21	2,700	2,700
[4,10]	West Contra Costa CA Unified School District GO	0.000%	8/1/32	1,155	922
[8]	West Contra Costa CA Unified School District GO	0.000%	8/1/34	1,225	916
					331,082
Colorado (0.9%)
[13]	Adams & Weld County CO School District No. 27J GO	5.000%	12/1/34	1,435	1,703
	Adams 12 Five Star Schools GO	5.000%	12/15/30	2,775	3,423
	Adams County CO COP	5.000%	12/1/31	650	772
	Board of Governors of the Colorado State University System Enterprise Revenue ETM	5.000%	3/1/23	300	328
	Boulder Valley School District No. Re-2 Boulder GO	4.000%	12/1/31	4,605	5,400
	Colorado (UCDHSC Fitzsimons Academic Projects) COP	5.000%	11/1/21	500	514
	Colorado COP	4.000%	12/15/33	1,235	1,463
	Colorado COP	4.000%	12/15/34	1,745	2,062
	Colorado Educational & Cultural Facilities Authority Revenue (University of Denver)	4.000%	3/1/30	500	568
	Colorado Health Facilities Authority Hospital Revenue (Adventist Health System/West Obligated Group)	5.000%	11/15/37	1,000	1,270
	Colorado Health Facilities Authority Hospital Revenue (Adventist Health System/West Obligated Group)	4.000%	11/15/38	1,000	1,172
	Colorado Health Facilities Authority Hospital Revenue (Adventist Health System/West Obligated Group) PUT	5.000%	11/19/26	1,030	1,274
	Colorado Health Facilities Authority Retirement Facilities Revenue (Liberty Heights Project) ETM	0.000%	7/15/24	1,430	1,405

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Colorado Health Facilities Authority Revenue (Adventist Health System/Sunbelt Obligated Group) PUT	5.000%	11/15/23	2,990	3,356
	Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.) Prere.	5.000%	12/1/22	500	540
	Colorado Health Facilities Authority Revenue (NCMC Inc.) Prere.	4.000%	5/15/26	1,500	1,751
	Colorado Housing & Finance Authority Revenue (Single Family Mortgage)	3.000%	5/1/50	2,250	2,434
	Colorado Springs CO Utility System Revenue Prere.	5.000%	11/15/22	500	539
	Denver City & County CO Better Denver & Zoo GO	5.000%	8/1/22	1,000	1,065
	Denver CO City & County Airport Revenue	5.000%	11/15/24	1,200	1,395
	Denver CO City & County Airport Revenue	5.000%	12/1/26	775	956
	Denver CO City & County Airport Revenue	4.000%	12/1/38	400	455
	Denver CO City & County COP	5.000%	6/1/37	1,685	1,975
	Denver CO City & County Dedicated Tax Revenue	0.000%	8/1/29	500	418
	Denver CO City & County GO	5.000%	8/1/23	1,535	1,706
	Denver CO City & County School District GO	4.000%	12/1/31	1,000	1,137
	Denver CO City & County School District GO	5.000%	12/1/36	2,000	2,432
[8]	E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/23	1,010	996
[8]	E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/29	2,000	1,730
[8]	E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/32	1,000	791
	El Paso County CO School District No. 20 Academy GO	5.000%	12/15/30	2,400	2,953
	El Paso County CO School District No. 3 Widefield GO Prere.	5.000%	12/1/22	350	378
	El Paso County CO School District No. 3 Widefield GO Prere.	5.000%	12/1/22	500	540
	El Paso County CO School District No. 3 Widefield GO Prere.	5.000%	12/1/22	500	540
	El Paso County CO School District No. 3 Widefield GO Prere.	5.000%	12/1/22	520	562
	El Paso County CO School District No. 3 Widefield GO Prere.	5.000%	12/1/22	635	686
	Garfield, Pitkin, & Eagle County CO School District GO	4.000%	12/15/34	1,000	1,142
	Jefferson County CO School District No. R-1 GO	5.000%	12/15/36	3,395	4,302
	Regional Transportation District of Colorado COP	5.000%	6/1/31	1,010	1,293
	Regional Transportation District of Colorado COP	5.000%	11/1/31	1,000	1,366
	University of Colorado Enterprise System Revenue	4.000%	6/1/32	1,590	1,841
	University of Colorado Enterprise System Revenue Prere.	5.000%	6/1/22	515	544
	University of Colorado Hospital Authority Revenue	5.000%	11/15/36	1,000	1,067
					62,244
Connecticut (0.8%)
	Connecticut GO	5.000%	4/15/21	500	501
	Connecticut GO	5.000%	11/15/22	1,935	2,085
	Connecticut GO	5.000%	4/15/24	800	838

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Connecticut GO	5.000%	2/15/25	1,000	1,171
Connecticut GO	5.000%	5/15/25	2,345	2,768
Connecticut GO	5.000%	2/15/26	1,000	1,205
Connecticut GO	5.000%	9/1/26	1,000	1,148
Connecticut GO	5.000%	2/15/27	1,000	1,235
Connecticut GO	4.000%	9/15/27	1,000	1,046
Connecticut GO	5.000%	4/15/28	500	523
Connecticut GO	5.000%	4/15/28	1,000	1,268
Connecticut GO	5.000%	3/1/32	2,950	3,309
Connecticut GO	5.000%	10/15/32	705	751
Connecticut GO	4.000%	3/15/35	5,000	5,593
Connecticut GO	3.000%	1/15/38	2,345	2,535
Connecticut Health & Educational Facilities Authority Revenue (Connecticut State University System)	5.000%	11/1/31	1,000	1,263
Connecticut Health & Educational Facilities Authority Revenue (Covenant Retirement Communities)	5.000%	12/1/31	1,000	1,177
Connecticut Health & Educational Facilities Authority Revenue (Hartford Healthcare)	4.000%	7/1/36	1,750	2,003
Connecticut Health & Educational Facilities Authority Revenue (Hartford Healthcare) Prere.	5.000%	7/1/21	550	556
Connecticut Health & Educational Facilities Authority Revenue (Nuvance Health)	5.000%	7/1/29	1,255	1,610
Connecticut Health & Educational Facilities Authority Revenue (Sacred Heart University)	5.000%	7/1/31	850	1,089
Connecticut Health & Educational Facilities Authority Revenue (University of Hartford)	5.000%	7/1/31	575	691
Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	1.450%	7/1/22	875	889
Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	1.450%	7/1/22	900	914
Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	5.000%	2/1/23	3,400	3,694
Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	0.250%	2/9/24	1,000	991
Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	2.000%	7/1/26	500	533
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	9/1/23	1,185	1,320
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	1/1/28	1,805	2,277
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	10/1/34	1,000	1,244
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	5/1/38	2,250	2,842
Hartford County CT Metropolitan District GO	5.000%	7/15/28	1,255	1,605
Hartford County CT Metropolitan District GO	4.000%	7/15/38	2,025	2,366
University of Connecticut GO	5.000%	2/15/27	635	738
University of Connecticut Revenue	5.000%	11/1/27	1,000	1,258
				55,036
Delaware (0.1%)
Delaware GO	5.000%	2/1/25	1,010	1,187
Delaware Health Facilities Authority Revenue (Beebe Medical Center Project)	5.000%	6/1/30	600	736
Delaware River & Bay Authority Delaware Revenue	3.000%	1/1/38	1,495	1,599

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Delaware State Economic Development Authority Revenue (NRG Energy Projects) PUT	1.250%	10/1/25	650	647
	Delaware Transportation Authority Grant Anticipation Bonds	5.000%	9/1/29	1,750	2,270
	University of Delaware Revenue	5.000%	11/1/34	440	612
	University of Delaware Revenue	5.000%	11/1/35	500	698
					7,749
District of Columbia (0.6%)
	District of Columbia GO	5.000%	6/1/25	1,235	1,466
	District of Columbia GO	5.000%	6/1/29	3,780	4,310
	District of Columbia GO	5.000%	6/1/32	1,000	1,207
	District of Columbia GO	5.000%	6/1/34	1,320	1,608
	District of Columbia Hospital Revenue (Children's Hospital Obligated Group)	5.000%	7/15/35	1,000	1,159
	District of Columbia Income Tax Revenue	5.000%	12/1/24	1,350	1,457
	District of Columbia Income Tax Revenue	5.000%	12/1/26	655	676
	District of Columbia Income Tax Revenue	5.000%	5/1/37	5,735	7,431
	District of Columbia Revenue Bonds (Gallaudet University Project)	3.000%	4/1/39	720	760
	District of Columbia Revenue Bonds (Latin American Montessori Bilingual Public Charter School)	5.000%	6/1/40	1,000	1,163
	District of Columbia Water & Sewer Authority Public Utility Revenue	5.000%	10/1/33	2,175	2,652
	District of Columbia Water & Sewer Authority Public Utility Revenue	5.000%	10/1/39	1,125	1,331
	District of Columbia Water & Sewer Authority Public Utility Revenue	5.000%	10/1/39	2,000	2,286
	Metropolitan Washington DC/VA Airports Authority Airport System Revenue	5.000%	10/1/30	2,325	3,074
[12]	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Capital Appreciation Bonds)	0.000%	10/1/36	525	372
	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Dulles Metrorail & Capital Improvement Projects)	5.000%	10/1/33	2,240	2,734
	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Dulles Metrorail & Capital Improvement Projects)	0.000%	10/1/37	1,300	731
	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Dulles Metrorail & Capital Improvement Projects)	4.000%	10/1/39	1,000	1,144
	Washington Convention & Sports Authority Revenue	5.000%	10/1/26	1,090	1,304
	Washington Metropolitan Area Transit Authority Revenue	5.000%	7/15/34	2,800	3,657
	Washington Metropolitan Area Transit Authority Revenue	5.000%	7/15/38	2,000	2,572
					43,094
Florida (2.4%)
	Brevard County FL School Board COP	5.000%	7/1/25	1,000	1,101
	Broward County FL Airport System Revenue Prere.	5.000%	10/1/22	400	429
	Broward County FL Airport System Revenue Prere.	5.500%	10/1/23	1,000	1,131
	Capital Projects Finance Authority FL Student Housing Revenue (Projects Loan Program)	5.000%	10/1/33	540	651

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Capital Trust Agency Florida Educational Facilities Revenue (Advantage Academy of Hillsborough Projects)	5.000%	12/15/29	400	454
	Central Florida Expressway Authority Revenue	4.000%	7/1/32	1,015	1,163
	East Central FL Regional Wastewater Treatment Facilities Operation Board Revenue	5.000%	10/1/34	925	1,148
	East Central FL Regional Wastewater Treatment Facilities Operation Board Revenue	5.000%	10/1/35	1,050	1,299
	Escambia County FL Health Facilities Authority Revenue (Baptist Health Care Corp. Obligated Group)	5.000%	8/15/39	1,525	1,877
	Florida Board of Education Lottery Revenue	4.000%	7/1/27	1,230	1,284
	Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/21	760	766
	Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/24	625	690
	Florida Board of Education Public Education Capital Outlay GO	4.000%	6/1/27	1,255	1,308
	Florida Board of Education Public Education Capital Outlay GO	4.000%	6/1/29	1,365	1,422
	Florida Board of Education Public Education Capital Outlay GO	4.000%	6/1/32	1,675	1,896
	Florida Development Finance Corp. Educational Facilities Revenue (Mater Academy Projects)	5.000%	6/15/29	400	468
	Florida Development Finance Corp. Educational Facilities Revenue (Mater Academy Projects)	5.000%	6/15/30	475	551
	Florida Development Finance Corp. Educational Facilities Revenue (River City Science Academy Projects)	4.000%	7/1/30	220	246
	Florida GO	4.000%	6/1/27	1,455	1,567
	Florida GO	5.000%	7/1/27	1,440	1,772
	Florida Gulf Coast University Financing Corp. Capital Improvement Revenue	4.000%	2/1/38	770	887
	Florida Higher Educational Facilities Financial Authority Revenue (Rollins College Projects)	4.000%	12/1/36	1,750	2,052
	Florida Municipal Power Agency Revenue	4.000%	10/1/30	2,775	3,242
[3]	Florida State Department of Transportation Right of Way Acquisition Revenue	5.000%	7/1/23	5,130	5,681
	Florida Turnpike Authority Revenue	4.000%	7/1/34	1,000	1,129
	Florida Turnpike Authority Revenue	4.000%	7/1/34	1,385	1,590
[2]	Hillsborough County FL Industrial Development Authority Health System Revenue VRDO	0.060%	4/1/21	13,500	13,500
	Hillsborough County FL Industrial Development Authority Hospital Revenue (Tampa General Hospital Projects)	3.600%	10/1/28	500	566
	Hillsborough County FL School Board (Master Lease Program) COP Prere.	5.000%	7/1/22	1,650	1,750
	Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/26	1,005	1,213
	Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/31	190	191
	Jacksonville FL Electric Authority Electric System Revenue	4.000%	10/1/37	1,955	2,243
	Jacksonville FL Electric Authority Electric System Revenue Prere.	5.000%	4/1/21	310	310
	Jacksonville FL Electric Authority Electric System Revenue Prere.	5.000%	10/1/23	1,160	1,297

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Jacksonville FL Electric Authority Water & Sewer Revenue	5.000%	10/1/27	1,905	2,408
	Jacksonville FL Electric Authority Water & Sewer Revenue	5.000%	10/1/27	1,465	1,842
	Jacksonville FL Health Care Facilities Revenue (Baptist Health System Obligated Group)	4.000%	8/15/37	1,250	1,401
	Jacksonville FL Health Care Facilities Revenue (Brooks Rehabilitation)	5.000%	11/1/30	1,085	1,328
	Jacksonville FL Special Revenue	5.000%	10/1/27	1,500	1,882
	Jacksonville FL Special Revenue	5.000%	10/1/28	1,640	2,102
	Jacksonville FL Special Revenue	5.000%	10/1/32	500	534
	Jacksonville FL Special Revenue	5.000%	10/1/38	1,410	1,795
	Jacksonville FL Transportation Authority Local Option Gas Tax Revenue	5.000%	8/1/34	1,000	1,179
	Jacksonville FL Transportation Revenue	5.000%	10/1/28	1,200	1,424
	Jacksonville FL Water & Sewer Revenue	4.000%	10/1/35	1,655	1,896
	JEA FL Electric System Revenue	5.000%	10/1/37	2,000	2,130
	Key West FL Utility Board Electricity Revenue	5.000%	10/1/37	1,030	1,288
	Lakeland FL Educational Facilities Revenue (Florida Southern College Project)	5.000%	9/1/31	880	924
	Lakeland FL Hospital Revenue (Lakeland Regional Health Systems)	5.000%	11/15/26	1,475	1,801
	Lee Memorial Health System Florida Hospital Revenue	5.000%	4/1/39	1,655	2,037
	Miami Beach FL Health Facilities Authority Revenue (Mount Sinai Medical Center)	5.000%	11/15/27	1,000	1,133
	Miami Beach FL Resort Tax Revenue	5.000%	9/1/34	1,020	1,205
	Miami Beach FL Water & Sewer Revenue	5.000%	10/1/30	1,500	1,784
	Miami Beach FL Water & Sewer Revenue	5.000%	10/1/38	1,000	1,247
[4,5]	Miami FL Special Obligation Street & Sidewalk Improvement Program Revenue	5.000%	1/1/30	1,325	1,655
[4,5]	Miami FL Special Obligation Street & Sidewalk Improvement Program Revenue	5.000%	1/1/35	1,000	1,227
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/33	1,850	2,201
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/34	1,000	1,187
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	4.000%	10/1/36	1,000	1,182
	Miami-Dade County FL Building Better Communities GO	5.000%	7/1/36	1,160	1,395
	Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/24	860	980
	Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/25	830	949
	Miami-Dade County FL GO	5.000%	7/1/24	1,000	1,149
	Miami-Dade County FL Health Facilities Authority Hospital Revenue (Miami Children's Hospital)	5.000%	8/1/25	1,000	1,106
	Miami-Dade County FL Public Health Trust GO	4.000%	7/1/32	1,750	2,071
	Miami-Dade County FL School Board COP	5.000%	2/1/26	3,035	3,641
	Miami-Dade County FL School Board GO	5.000%	3/15/31	3,155	3,436
	Miami-Dade County FL Seaport Revenue	5.750%	10/1/28	1,610	1,816
	Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/22	1,645	1,762
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/37	1,255	1,578
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/39	1,265	717
	Miami-Dade County FL Special Obligation Revenue Prere.	5.000%	10/1/22	1,000	1,073

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Miami-Dade County FL Special Obligation Revenue Prere.	5.000%	10/1/22	500	536
	Miami-Dade County FL Transit Sales Surtax Revenue	4.000%	7/1/31	1,400	1,618
	Miami-Dade County FL Water & Sewer Revenue	5.000%	10/1/22	2,060	2,207
	North Brevard County FL Hospital District Revenue	5.000%	1/1/34	1,000	1,184
	North Sumter County Utility Dependent District Utility Revenue	5.000%	10/1/37	2,505	3,174
	Orange County FL Health Facilities Authority Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/30	1,510	1,810
	Orange County FL School Board COP	5.000%	8/1/33	6,105	7,356
[4]	Orlando FL Tourist Development Tax Revenue	5.000%	11/1/28	1,535	1,931
	Orlando FL Utilities Commission System Revenue PUT	1.250%	10/1/28	1,000	996
	Osceola County FL Transportation Revenue	5.000%	10/1/28	500	637
	Osceola County FL Transportation Revenue	0.000%	10/1/34	2,000	1,366
	Palm Beach County FL Health Facilities Authority Hospital Revenue (BRRH Corp. Obligated Group) Prere.	5.000%	12/1/24	560	653
	Palm Beach County FL Public Improvement Revenue	5.000%	5/1/33	1,245	1,499
	Palm Beach County FL School Board COP	5.000%	8/1/29	1,540	1,811
	Palm Beach County FL School Board COP	5.000%	8/1/32	1,500	1,760
	Palm Beach County Health Facilities Authority Revenue (Toby & Leon Cooperman Sinai Residences of Boca Ration Expansion)	2.625%	6/1/25	165	167
	Panama City Beach FL Capital Improvement Revenue	5.000%	11/1/32	375	495
	Pinellas County School Board Florida COP	5.000%	7/1/29	750	970
	Reedy Creek FL Improvement District GO	4.000%	6/1/34	1,190	1,360
	Reedy Creek FL Improvement District GO	4.000%	6/1/35	1,000	1,128
	South Broward FL Hospital District Revenue	4.000%	5/1/33	1,020	1,133
	South Miami FL Health Facilities Authority Revenue (Baptist Health South Florida Obligated Group)	4.000%	8/15/33	1,180	1,347
	St. Johns County FL Water & Sewer Revenue	0.000%	6/1/24	1,110	1,086
	Sunshine State Governmental Financing Commission Florida Revenue (Miami Dade County Program)	5.000%	9/1/26	1,000	1,111
	Tallahassee FL Energy System Revenue	5.000%	10/1/35	1,000	1,147
	Tallahassee FL Health Facilities System Revenue (Memorial Healthcare Projects)	5.000%	12/1/40	1,000	1,116
	Tallahassee FL Utility System Revenue	5.000%	10/1/29	1,015	1,170
	Tallahassee FL Utility System Revenue	5.000%	10/1/30	750	865
	Tallahassee FL Utility System Revenue	5.000%	10/1/34	1,265	1,454
	Tampa Bay FL Water Utility System Revenue	5.000%	10/1/37	2,040	2,466
	Tampa FL Cigarette Tax Allocation Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	9/1/26	200	212
	Tampa FL Health System Revenue (BayCare Health System)	5.000%	11/15/33	1,575	1,652
	Tampa FL Hospital Revenue	5.000%	7/1/23	750	792
	Tampa-Hillsborough County FL Expressway Authority Revenue	5.000%	7/1/30	200	253
	Tampa-Hillsborough County FL Expressway Authority Revenue	5.000%	7/1/31	250	315
	Tohopekaliga FL Water Authority Utility System Revenue	4.000%	10/1/21	1,275	1,299
	Tohopekaliga FL Water Authority Utility System Revenue	4.000%	10/1/32	1,000	1,163

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tohopekaliga FL Water Authority Utility System Revenue Prere.	5.750%	10/1/21	500	514
Volusia County FL Educational Facilities Authority Revenue (Embry-Riddle Aeronautical University Inc.)	5.000%	10/15/29	860	1,057
Volusia County FL School Board COP	5.000%	8/1/25	1,025	1,174
				171,323
Georgia (1.3%)
Athens-Clarke County GA Unified Government Water & Sewerage Revenue	4.000%	1/1/32	1,000	1,118
Atlanta GA Airport Revenue	5.000%	1/1/33	2,000	2,230
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/21	1,500	1,542
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/25	1,290	1,525
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/36	1,320	1,633
Bulloch County GA Development Authority Revenue (Georgia Southern University Housing Foundation)	5.000%	7/1/27	410	506
Bulloch County GA Development Authority Revenue (Georgia Southern University Housing Foundation) ETM	5.000%	7/1/27	100	125
City of Dalton GA Utilities Revenue	4.000%	3/1/37	1,450	1,689
Cobb County GA Kennestone Hospital Authority Revenue	5.000%	4/1/24	400	436
Coweta County GA Development Authority Revenue (Piedmont Healthcare Inc. Project)	5.000%	7/1/36	1,060	1,342
Dahlonega GA Downtown Development Authority Revenue (North Georgia MAC LLC Project)	5.000%	7/1/31	810	983
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/31	500	512
Forsyth County GA GO	5.000%	9/1/23	2,000	2,230
Fulton County GA Development Authority Revenue (Children's Healthcare of Atlanta Obligated Group)	5.000%	7/1/38	1,500	1,906
Fulton County GA Water & Sewer Revenue	4.000%	1/1/34	4,000	4,231
Georgia GO	5.000%	7/1/24	1,500	1,727
Georgia GO	5.000%	7/1/24	1,000	1,151
Georgia GO	5.000%	7/1/25	1,100	1,310
Georgia GO	5.000%	2/1/30	1,500	1,847
Georgia GO	5.000%	8/1/33	5,000	6,632
Georgia Municipal Electric Power Authority Revenue	5.000%	1/1/33	1,335	1,721
Griffin-Spalding County GA Hospital Authority Revenue (WellStar Health System Obligated Group)	5.000%	4/1/25	600	702
Griffin-Spalding County GA Hospital Authority Revenue (WellStar Health System Obligated Group)	5.000%	4/1/31	350	423
Griffin-Spalding County GA Hospital Authority Revenue (WellStar Health System Obligated Group)	5.000%	4/1/33	1,575	1,892
Gwinnett County GA School District GO	5.000%	2/1/28	500	586
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/22	525	548
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	5/15/33	500	614
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	5/15/37	250	339
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	5/15/38	500	684

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Main Street Natural Gas Inc. Georgia Gas Project Revenue PUT	4.000%	9/1/23	6,210	6,706
[2]	Main Street Natural Gas Inc. Georgia Gas Project Revenue PUT	4.000%	12/1/23	6,245	6,787
	Main Street Natural Gas Inc. Georgia Gas Project Revenue PUT	4.000%	12/2/24	1,475	1,642
	Main Street Natural Gas Inc. Georgia Gas Project Revenue PUT	4.000%	9/1/26	2,900	3,342
	Metropolitan Atlanta GA Rapid Transit Authority Revenue (Third Indenture)	5.000%	7/1/43	2,000	2,332
	Metropolitan Atlanta Rapid Transportation Authority Georgia Sales Tax Revenue	5.000%	7/1/31	1,410	1,704
	Metropolitan Atlanta Rapid Transportation Authority Georgia Sales Tax Revenue	4.000%	7/1/33	1,835	2,139
	Metropolitan Atlanta Rapid Transportation Authority Georgia Sales Tax Revenue	4.000%	7/1/33	5,210	6,385
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/26	1,510	1,799
[6]	Municipal Electric Authority Georgia Revenue	5.000%	1/1/28	1,495	1,800
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/29	1,795	2,225
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/35	1,715	1,950
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/39	1,215	1,474
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project M)	5.000%	1/1/32	500	616
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project M)	5.000%	1/1/33	180	221
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project M)	5.000%	1/1/36	600	730
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project P)	5.000%	1/1/28	580	720
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project P)	5.000%	1/1/30	810	1,004
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project P)	5.000%	1/1/34	800	976
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project P)	5.000%	1/1/39	2,000	2,407
	Private Colleges & University Authority of Georgia Revenue (Emory University)	4.000%	9/1/36	2,000	2,418
	Private Colleges & University Authority of Georgia Revenue (Emory University)	5.000%	9/1/36	795	1,013
	Walton County GA Development Authority Revenue (Piedmont Healthcare Inc. Project)	4.000%	7/1/38	1,145	1,334
					93,908
Guam (0.1%)
	Guam Business Privilege Tax Revenue	5.000%	11/15/29	865	979
	Guam Government Business Privilege Tax Revenue	5.000%	11/15/26	735	844
	Guam Government Waterworks Authority Water & Waste Water System Revenue	5.250%	7/1/23	1,000	1,101
	Guam Government Waterworks Authority Water & Waste Water System Revenue Prere.	5.250%	7/1/23	1,305	1,447
	Guam International Airport Authority Revenue	5.000%	10/1/21	465	472
[4]	Guam Power Authority Revenue	5.000%	10/1/30	250	264
					5,107
Hawaii (0.7%)
	Hawaii Airports System Revenue	5.000%	7/1/29	1,785	2,309
	Hawaii Airports System Revenue	5.000%	7/1/30	1,000	1,313
	Hawaii Airports System Revenue	5.000%	7/1/31	2,000	2,610

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Hawaii Department of Budget & Finance Special Purpose Revenue (Hawaii Pacific Health Obligated Group)	5.000%	7/1/21	400	405
	Hawaii GO	5.000%	12/1/21	375	387
	Hawaii GO	5.000%	8/1/24	1,765	2,034
	Hawaii GO	5.000%	8/1/25	1,500	1,726
	Hawaii GO	5.000%	10/1/25	1,575	1,887
	Hawaii GO	5.000%	1/1/29	1,370	1,729
	Hawaii GO	5.000%	8/1/29	3,500	3,871
	Hawaii GO	5.000%	8/1/29	830	949
	Hawaii GO	4.000%	8/1/32	5,000	5,484
	Hawaii GO	5.000%	1/1/33	1,575	1,955
	Hawaii GO	5.000%	1/1/36	4,115	5,083
	Hawaii GO Prere.	5.000%	12/1/21	310	320
	Hawaii GO Prere.	5.000%	12/1/21	190	196
	Honolulu HI City & County GO	5.000%	7/1/24	2,000	2,298
	Honolulu HI City & County GO	5.000%	10/1/28	1,000	1,188
	Honolulu HI City & County GO	5.000%	10/1/29	4,000	4,746
	Honolulu HI City & County GO	4.000%	10/1/32	1,000	1,123
	Honolulu HI City & County GO Prere.	5.250%	8/1/21	500	508
	Honolulu HI City & County Wastewater System Revenue Prere.	5.000%	7/1/25	2,000	2,375
	Honolulu HI City & County Wastewater System Revenue Prere.	5.000%	7/1/25	1,000	1,188
	State of Hawaii Airports System Revenue	4.000%	7/1/38	2,500	2,909
	University of Hawaii Revenue Bonds	4.000%	10/1/33	1,200	1,455
					50,048
Idaho (0.0%)
	Canyon County ID School District No. 139 (Vallivue) GO	4.000%	9/15/21	1,215	1,236
	Idaho Health Facilities Authority Revenue (St. Luke's Health System Project)	5.000%	3/1/28	1,595	1,986
					3,222
Illinois (2.9%)
	Chicago IL Board of Education GO	5.000%	12/1/21	1,000	1,030
[8]	Chicago IL Board of Education GO	5.250%	12/1/21	540	557
	Chicago IL Board of Education GO	5.000%	12/1/23	1,000	1,103
	Chicago IL Board of Education GO	5.000%	12/1/24	700	792
	Chicago IL Board of Education GO	5.000%	12/1/24	1,500	1,698
	Chicago IL Board of Education GO	7.000%	12/1/26	500	623
[8]	Chicago IL Board of Education GO	0.000%	12/1/28	1,000	852
	Chicago IL Board of Education GO	5.000%	12/1/28	1,150	1,395
[8]	Chicago IL Board of Education GO	0.000%	12/1/30	1,350	1,070
[4]	Chicago IL Board of Education GO	5.000%	12/1/30	1,250	1,542
[8]	Chicago IL Board of Education GO	0.000%	12/1/31	1,550	1,185
	Chicago IL Board of Education GO	5.000%	12/1/33	725	888
	Chicago IL Board of Education GO	5.250%	12/1/35	1,225	1,352
	Chicago IL Board of Education GO	5.000%	4/1/36	1,270	1,496
	Chicago IL GO	5.000%	1/1/24	520	572
	Chicago IL GO	5.000%	1/1/26	335	377
	Chicago IL GO	5.125%	1/1/27	100	113
	Chicago IL GO	5.000%	1/1/28	1,090	1,308
	Chicago IL GO	5.250%	1/1/28	200	225
	Chicago IL GO	5.000%	1/1/31	1,500	1,835
	Chicago IL Housing Authority Revenue	5.000%	1/1/33	1,000	1,188
	Chicago IL Metropolitan Water Reclamation District GO	5.000%	12/1/31	500	516
	Chicago IL Midway Airport Revenue	5.000%	1/1/26	240	259

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chicago IL Motor Fuel Tax Revenue	5.000%	1/1/22	300	305
	Chicago IL O'Hare International Airport Revenue	5.250%	1/1/24	200	215
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/25	1,010	1,173
	Chicago IL O'Hare International Airport Revenue	5.500%	1/1/26	1,000	1,079
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/29	3,330	3,856
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/29	1,140	1,349
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/30	1,000	1,180
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/31	1,060	1,224
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/32	500	516
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/33	1,000	1,151
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/34	2,430	3,084
	Chicago IL O'Hare International Airport Revenue	4.000%	1/1/35	3,000	3,509
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/35	1,855	2,170
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/35	2,835	3,588
	Chicago IL O'Hare International Airport Revenue	4.000%	1/1/38	1,000	1,158
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/38	1,080	1,317
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/39	1,000	1,217
[6]	Chicago IL Park District GO	5.000%	1/1/29	1,000	1,257
	Chicago IL Park District GO	5.000%	1/1/31	1,000	1,088
[6]	Chicago IL Park District GO	5.000%	1/1/32	1,225	1,411
[6]	Chicago IL Park District GO	5.000%	1/1/33	1,000	1,205
	Chicago IL Transit Authority Revenue (Sales Tax Receipts)	5.250%	12/1/49	1,500	1,741
	Chicago IL Wastewater Transmission Revenue	5.000%	1/1/28	1,000	1,226
	Chicago IL Wastewater Transmission Revenue	5.000%	1/1/29	1,580	1,762
[8]	Chicago IL Wastewater Transmission Revenue	5.500%	1/1/30	1,225	1,502
	Chicago IL Water Revenue	5.000%	11/1/39	1,000	1,127
	Chicago IL Waterworks Revenue	5.000%	11/1/30	1,000	1,135
	Cook County IL Community College District GO	5.250%	12/1/32	1,000	1,093
	Cook County IL GO	5.250%	11/15/25	1,000	1,030
[4]	Cook County IL GO	5.000%	11/15/26	1,545	1,897
	Cook County IL GO	5.250%	11/15/28	565	582
[4]	Cook County IL School District No. 87 Berkeley GO	3.000%	12/1/37	500	542
	Cook Kane Lake & McHenry Counties IL Community College District No. 512 (William Rainey Harper College)	3.000%	12/15/35	2,500	2,732
	Illinois Finance Authority Revenue (Advocate Health Care Network)	5.000%	8/1/26	1,550	1,771
	Illinois Finance Authority Revenue (Advocate Health Care Network) Prere.	5.000%	8/1/24	2,550	2,937
	Illinois Finance Authority Revenue (Advocate Health Care Network) Prere.	5.000%	8/1/24	2,000	2,303

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois Finance Authority Revenue (Ascension Health Credit Group) Prere.	5.000%	11/15/21	500	515
	Illinois Finance Authority Revenue (Benedictine University)	4.000%	10/1/33	500	524
	Illinois Finance Authority Revenue (Centegra Health System)	5.000%	9/1/29	1,300	1,476
	Illinois Finance Authority Revenue (Clean Water Initiative)	5.000%	7/1/31	1,000	1,229
	Illinois Finance Authority Revenue (DePaul University)	5.000%	10/1/33	1,000	1,190
	Illinois Finance Authority Revenue (DePaul University)	5.000%	10/1/34	1,000	1,187
	Illinois Finance Authority Revenue (Edward Elmhurst Obligated Group)	5.000%	1/1/36	1,000	1,174
	Illinois Finance Authority Revenue (Franciscan Communities Inc.)	5.000%	5/15/37	1,000	1,107
	Illinois Finance Authority Revenue (Mercy Health System)	4.000%	12/1/28	1,000	1,115
[2]	Illinois Finance Authority Revenue (Northshore University) VRDO	0.060%	4/1/21	14,700	14,700
	Illinois Finance Authority Revenue (Northwest Community Hospital)	5.000%	7/1/35	1,000	1,165
	Illinois Finance Authority Revenue (OSF Healthcare System) PUT	5.000%	11/15/24	75	85
	Illinois Finance Authority Revenue (OSF Healthcare System) PUT	5.000%	11/15/26	125	149
	Illinois Finance Authority Revenue (Rehabilitation Institute of Chicago)	5.500%	7/1/28	2,000	2,161
	Illinois Finance Authority Revenue (Rush University Medical Center)	5.000%	11/15/33	1,050	1,203
	Illinois Finance Authority Revenue (Trinity Health Corp.) Prere.	5.000%	12/1/21	500	516
	Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/29	500	511
[3]	Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/33	1,500	2,022
	Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/35	1,000	1,142
	Illinois GO	5.000%	5/1/21	505	507
	Illinois GO	5.000%	8/1/21	605	614
	Illinois GO	5.000%	11/1/21	3,415	3,501
	Illinois GO	5.000%	8/1/22	1,000	1,057
	Illinois GO	5.000%	10/1/22	1,290	1,372
	Illinois GO	5.000%	11/1/22	2,300	2,452
	Illinois GO	5.000%	11/1/22	1,000	1,067
	Illinois GO	5.000%	2/1/23	540	581
	Illinois GO	5.000%	3/1/23	750	810
	Illinois GO	5.000%	11/1/23	1,000	1,104
	Illinois GO	4.000%	3/1/24	750	815
	Illinois GO	5.500%	7/1/24	1,100	1,208
	Illinois GO	5.000%	8/1/24	1,500	1,577
	Illinois GO	5.000%	10/1/24	1,470	1,665
	Illinois GO	5.000%	11/1/24	1,785	2,017
[4]	Illinois GO	5.000%	3/1/26	1,125	1,164
	Illinois GO	5.000%	11/1/26	1,785	2,102
	Illinois GO	5.000%	2/1/28	1,690	1,984
	Illinois GO	5.000%	10/1/28	2,000	2,428
	Illinois GO	5.000%	11/1/28	1,000	1,180
	Illinois GO	5.000%	11/1/29	1,000	1,168
	Illinois GO	5.250%	2/1/30	1,900	2,076

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois GO	5.250%	7/1/31	1,000	1,072
	Illinois GO	4.125%	10/1/36	500	561
	Illinois GO	4.000%	10/1/40	700	767
	Illinois Housing Development Authority Revenue	3.000%	10/1/50	5,000	5,457
[4,14]	Illinois Regional Transportation Authority Revenue	6.250%	7/1/23	500	563
[6]	Illinois Sales Tax Revenue	5.000%	6/15/28	1,000	1,152
	Illinois Sales Tax Revenue	5.000%	6/15/36	1,000	1,177
	Illinois Sales Tax Revenue	5.000%	6/15/37	1,000	1,174
	Illinois Sports Facilities Authority (State Tax Supported)	5.000%	6/15/29	1,075	1,292
	Illinois Toll Highway Authority Revenue	5.000%	1/1/30	1,000	1,079
	Illinois Toll Highway Authority Revenue	5.000%	1/1/30	1,490	1,916
	Illinois Toll Highway Authority Revenue	5.000%	1/1/30	3,500	4,573
	Illinois Toll Highway Authority Revenue	5.000%	1/1/31	1,600	2,049
	Illinois Toll Highway Authority Revenue	5.000%	1/1/32	500	539
	Illinois Toll Highway Authority Revenue	5.000%	1/1/37	1,200	1,471
	Illinois Toll Highway Authority Revenue	5.000%	1/1/38	3,715	4,259
	Illinois Toll Highway Authority Revenue	5.000%	1/1/41	1,880	2,366
[4]	Kane County IL School District No. 131 (Aurora East Side) GO	4.000%	12/1/33	250	292
[4]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/26	910	855
[4]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/27	1,195	1,097
[8]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	5.500%	6/15/29	2,505	2,881
[8]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	12/15/29	2,205	1,835
[8]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/38	1,000	602
[8]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue ETM	0.000%	6/15/21	1,100	1,099
	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	5.000%	12/15/27	710	863
	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	5.000%	12/15/28	1,500	1,565
[4,10]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	5.500%	6/15/29	400	479
[8]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	6/15/31	1,540	1,217
[8]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	12/15/31	340	264
[8]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	6/15/32	1,215	927
[8]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	6/15/33	1,130	831
[8]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	12/15/33	1,790	1,292
[8]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	6/15/35	500	341

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	6/15/37	1,075	674
[8]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	12/15/37	700	430
	Northern Illinois Municipal Power Agency Project Revenue	5.000%	12/1/26	1,070	1,303
	Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	5.000%	6/1/26	1,560	1,871
	Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue Prere.	6.000%	6/1/21	400	404
	Regional Transportation Authority Illinois GO	5.000%	6/1/31	1,785	2,148
	Romeoville IL Revenue (Lewis University Project)	5.000%	10/1/28	1,000	1,111
	Sales Tax Securitization Corp. IL Revenue	5.000%	1/1/29	1,500	1,879
[6]	Sangamon County Springfield School District No. 186 GO ETM	5.000%	2/1/23	445	483
	Southwestern Illinois Development Authority Health Facilities Revenue (Hospital Sisters Services Inc.)	5.000%	2/15/28	1,000	1,249
	Southwestern Illinois Development Authority Revenue	5.000%	4/15/30	1,275	1,644
	University of Illinois Auxiliary Facilities System Revenue	4.000%	4/1/31	120	131
	University of Illinois Auxiliary Facilities System Revenue	4.000%	4/1/33	10	11
[6]	Will County IL Community High School District No. 210 (Lincoln-Way) GO	0.000%	1/1/29	1,000	854
	Will County IL Community High School District No. 210 (Lincoln-Way) GO	5.000%	1/1/30	1,200	1,265
					207,392
Indiana (0.6%)
	Ball State University Student Fee Indiana Revenue	5.000%	7/1/32	425	515
	Ball State University Student Fee Indiana Revenue	5.000%	7/1/34	1,110	1,338
	Ball State University Student Fee Indiana Revenue	5.000%	7/1/35	1,450	1,745
	Hammond IN Multi-School Building Corp. Revenue	5.000%	1/15/29	790	992
	Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	12/1/22	1,100	1,187
	Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	12/1/33	1,390	1,586
	Indiana Finance Authority Hospital Revenue (Parkview Health Systems Obligated Group)	5.000%	5/1/27	700	873
	Indiana Finance Authority Hospital Revenue (Parkview Health Systems Obligated Group)	5.000%	5/1/30	450	594
	Indiana Finance Authority Revenue (Butler University Project)	5.000%	2/1/29	1,020	1,273
	Indiana Finance Authority Revenue (Community Foundation of Northwest Indiana Obligated Group) Prere.	5.000%	3/1/22	690	721
	Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	5.000%	11/1/29	1,175	1,441
	Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	5.000%	11/1/30	1,520	1,855
	Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	5.000%	11/1/31	1,130	1,374

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	4.000%	11/1/35	1,685	1,904
Indiana Finance Authority Revenue (Marquette Project)	5.000%	3/1/24	1,645	1,790
Indiana Finance Authority Revenue (Marquette Project)	5.000%	3/1/25	650	725
Indiana Finance Authority Revenue (Stadium Project)	5.250%	2/1/30	1,075	1,277
Indiana Finance Authority Revenue (State Revolving Fund) Prere.	5.000%	2/1/23	500	544
Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/32	500	534
Indiana Municipal Power Agency Revenue	5.000%	1/1/34	1,415	1,710
Indiana Municipal Power Agency Revenue	5.000%	1/1/36	1,000	1,229
Indiana Municipal Power Agency Revenue	5.000%	1/1/39	4,575	5,479
Indianapolis Department of Public Utilities Water System Revenue	5.000%	10/1/35	1,460	1,835
Indianapolis IN Gas Utilities Distribution System (Citizens Energy Group)	5.000%	8/15/23	3,250	3,606
Indianapolis Local Public Improvement Bond	5.000%	6/1/31	2,500	3,244
IPS Multi-School Building Corp. IN Revenue	5.000%	7/15/28	1,390	1,606
Ivy IN Tech Community College Revenue	5.000%	7/1/32	870	1,083
Ivy IN Tech Community College Revenue	5.000%	7/1/33	880	1,092
Purdue University Indiana University Student Facilities System Revenue	5.000%	7/1/21	870	880
Richmond IN Hospital Authority Revenue (Reid Hospital & Health Care Services Inc.)	5.000%	1/1/24	720	802
Tippecanoe County IN School Building Corp. Revenue	4.000%	7/15/32	1,070	1,284
				46,118
Iowa (0.2%)
Iowa City IA Community School District GO	3.000%	6/1/30	3,725	4,117
Iowa Finance Authority Health Facilities Revenue (Mercy Medical Center Project)	5.000%	8/15/27	1,435	1,508
Iowa Finance Authority Midwestern Disaster Area Revenue (Iowa Fertilizer Co. Project)	3.125%	12/1/22	165	168
Iowa Finance Authority Midwestern Disaster Area Revenue (Iowa Fertilizer Co. Project) PUT	5.250%	12/1/37	2,120	2,344
Iowa Finance Authority Revenue	5.000%	8/1/38	1,290	1,683
Iowa Higher Education Loan Authority Revenue (Des Moines University Projects)	5.000%	10/1/35	1,250	1,560
Xenia IA Rural Water District Revenue	5.000%	12/1/28	1,000	1,191
				12,571
Kansas (0.2%)
Johnson County KS Public Building Commission (Courthouse & Medical Examiners Facilities) Revenue	4.000%	9/1/27	1,000	1,173
Kansas Department of Transportation Highway Revenue	5.000%	9/1/26	700	806
Kansas Development Finance Authority Revenue	5.000%	5/1/25	1,345	1,474
Kansas Development Finance Authority Revenue	5.000%	5/1/27	1,585	1,732
Kansas Development Finance Authority Revenue	5.000%	4/1/32	1,325	1,442
Lyon County KS Unified School District No 253. GO	4.000%	9/1/32	350	405
Sedgwick County KS Unified School District No. 266 (Maize) GO	5.000%	9/1/23	1,565	1,744

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sedgwick County KS Unified School District No. 266 (Maize) GO	3.000%	9/1/33	2,090	2,296
	University of Kansas Hospital Authority Health Facilities Refunding & Improvement Bonds	4.000%	9/1/40	1,000	1,089
	Wichita KS Hospital Facilities Revenue (Via Christi Health System Inc.) Prere.	5.000%	11/15/21	500	515
	Wyandotte County/Kansas City KS Unified Government Utility System Revenue Prere.	5.000%	9/1/22	1,000	1,068
					13,744
Kentucky (0.6%)
	Carroll County KY Pollution Control Revenue (Kentucky Utilities Co. Project) PUT	1.550%	9/1/26	1,000	994
	Kentucky Bond Development Corp. Transient Room Tax Revenue (Lexington Center Corp. Project)	5.000%	9/1/29	1,980	2,478
[8]	Kentucky Economic Development Finance Authority Health System Revenue (Norton Healthcare Inc. & Affiliates)	0.000%	10/1/25	1,220	1,137
	Kentucky Economic Development Finance Authority Hospital Revenue (Baptist Healthcare System Obligated Group)	5.000%	8/15/31	1,575	1,909
[8]	Kentucky Municipal Power Agency Power System Revenue	5.000%	9/1/29	1,000	1,184
[6]	Kentucky Property & Building Commission Revenue	5.000%	5/1/34	1,000	1,240
	Kentucky Public Energy Authority Gas Supply Revenue PUT	4.000%	4/1/24	9,220	10,106
	Kentucky Public Energy Authority Gas Supply Revenue PUT	4.000%	1/1/25	6,760	7,479
	Kentucky Public Energy Authority Gas Supply Revenue PUT	4.000%	6/1/25	775	872
	Kentucky Public Energy Authority Gas Supply Revenue PUT	4.000%	6/1/25	1,095	1,233
	Kentucky Public Energy Authority Gas Supply Revenue PUT	4.000%	6/1/26	1,790	2,049
	Kentucky Public Energy Authority Gas Supply Revenue PUT	4.000%	2/1/28	3,200	3,751
	Kentucky Public Transportation Infrastructure Authority Toll Revenue (Downtown Crossing Project) BAN	0.000%	7/1/21	1,325	1,321
	Kentucky Public Transportation Infrastructure Authority Toll Revenue (Downtown Crossing Project) BAN	0.000%	7/1/22	810	796
	Kentucky Turnpike Authority Economic Development Road Revenue (Revitalization Project)	5.000%	7/1/28	1,000	1,098
	Louisville & Jefferson County KY Metropolitan Government Revenue (Catholic Health Initiatives) Prere.	5.000%	6/1/22	1,000	1,055
[3]	Louisville & Jefferson County KY Metropolitan Government Revenue (Gas & Electric Co. Project)	2.000%	10/1/33	1,500	1,488
	Owen County KY Revenue (American Water Capital Corp.) PUT	2.450%	10/1/29	500	530
	Owen County KY Revenue (American Water Capital Corp.) PUT	2.450%	10/1/29	1,000	1,060
	Warren County KY Hospital Revenue (Bowling Green-Warren County Community Hospital Corp. Project) Prere.	5.000%	4/1/23	1,050	1,150
					42,930

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Louisiana (0.3%)
	Bossier City LA Utilities Revenue	5.000%	10/1/22	500	535
	Bossier City LA Utilities Revenue	5.000%	10/1/23	595	661
	East Baton Rouge LA Sewerage Commission Revenue PUT	1.300%	2/1/28	1,000	1,012
	East Baton Rouge Parish LA Industrial Development Board Inc. (Exxonmobile Project) VRDO	0.080%	4/1/21	900	900
	Louisiana Gasoline & Fuel Tax Revenue	4.000%	5/1/31	1,000	1,040
	Louisiana Gasoline & Fuel Tax Revenue	4.000%	5/1/32	850	883
	Louisiana Gasoline & Fuel Tax Revenue	4.000%	5/1/34	330	343
	Louisiana Gasoline & Fuel Tax Revenue	4.000%	5/1/35	390	405
	Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/35	1,065	1,320
	Louisiana Gasoline & Fuel Tax Revenue	4.500%	5/1/39	2,665	3,014
	Louisiana Gasoline & Fuel Tax Revenue PUT	0.600%	5/1/23	1,000	999
[6]	Louisiana Local Government Environmental Facilities & Community Development Authority Revenue	5.000%	10/1/29	1,315	1,659
	Louisiana Local Government Environmental Facilities & Community Development Authority Revenue (LCTCS Facilities Corp. Project)	5.000%	10/1/33	1,235	1,371
	Louisiana Public Facilities Authority Hospital Revenue (Louisiana Children's Medical Center)	5.000%	6/1/36	1,250	1,514
	Louisiana Public Facilities Authority Hospital Revenue (Tulane University of Louisiana)	5.000%	4/1/37	1,270	1,600
	Louisiana Public Facilities Authority Revenue (Ochsner Clinic Projects) PUT	5.000%	5/15/25	220	257
	Louisiana Stadium & Exposition District Revenue	5.000%	7/1/24	1,000	1,101
	Louisiana State University Revenue	5.000%	7/1/23	455	501
[4]	New Orleans LA Aviation Board Revenue	5.000%	10/1/27	875	1,087
	New Orleans LA GO	5.000%	12/1/31	500	538
	St. Charles Parish LA Gulf Opportunity Zone Revenue (Valero Energy Corp.) PUT	4.000%	6/1/22	1,755	1,826
	St. John the Baptish Parish LA Revenue (Marathon Oil Corp. Project) PUT	2.125%	7/1/24	715	735
	St. John the Baptish Parish LA Revenue (Marathon Oil Corp. Project) PUT	2.375%	7/1/26	725	754
					24,055
Maine (0.0%)
	Maine Health & Higher Educational Facilities Authority Revenue (Mainehealth)	5.000%	7/1/29	445	558
	Maine Health & Higher Educational Facilities Authority Revenue (Mainehealth)	5.000%	7/1/30	600	748
	Maine Municipal Bond Bank (Department of Transportation)	5.000%	9/1/32	1,265	1,641
	Portland ME General Airport Revenue	4.000%	1/1/39	820	922
					3,869
Maryland (1.4%)
	Anne Arundel County MD GO	5.000%	4/1/23	1,190	1,304
	Anne Arundel County MD GO	5.000%	10/1/23	3,115	3,485
	Anne Arundel County MD GO	5.000%	10/1/23	1,155	1,292
	Anne Arundel County MD GO	5.000%	4/1/25	3,145	3,711
	Anne Arundel County MD GO	5.000%	10/1/27	1,455	1,742
	Anne Arundel County MD GO	5.000%	4/1/33	1,000	1,164
	Baltimore County MD GO	5.000%	8/1/21	1,435	1,458
	Baltimore County MD GO	5.000%	3/1/24	400	455

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Baltimore County MD GO	4.000%	3/1/30	1,200	1,404
	Baltimore County MD GO	5.000%	3/1/33	1,000	1,345
	Baltimore MD Consolidated Public Improvement GO	5.000%	3/1/32	1,275	1,640
	Baltimore MD Consolidated Public Improvement GO Prere.	5.000%	10/15/22	650	699
	Baltimore MD Project Revenue	5.000%	7/1/24	2,095	2,408
	Harford County MD GO	5.000%	10/1/26	1,250	1,547
	Howard County MD GO Prere.	5.000%	8/15/21	80	81
	Howard County MD GO Prere.	5.000%	8/15/21	120	122
	Maryland Department of Transportation Revenue	4.000%	12/1/23	1,905	1,952
	Maryland Department of Transportation Revenue	4.000%	12/15/29	1,365	1,482
	Maryland Department of Transportation Revenue	3.000%	10/1/30	2,620	2,919
	Maryland GO	5.000%	6/1/21	2,525	2,544
	Maryland GO	5.000%	8/1/21	1,000	1,016
	Maryland GO	5.000%	3/15/22	1,000	1,046
	Maryland GO	5.000%	8/1/22	1,790	1,905
	Maryland GO	5.000%	8/1/22	1,500	1,596
	Maryland GO	5.000%	3/15/23	1,145	1,253
	Maryland GO	4.000%	8/1/23	2,670	2,905
	Maryland GO	5.000%	8/1/23	1,920	2,134
	Maryland GO	5.000%	8/1/23	1,670	1,856
	Maryland GO	5.000%	3/15/24	1,100	1,252
	Maryland GO	5.000%	8/1/25	9,380	11,201
	Maryland GO	5.000%	3/15/26	1,235	1,504
	Maryland GO	4.000%	8/1/26	1,970	2,133
	Maryland GO	4.000%	3/1/29	3,000	3,089
	Maryland GO	4.000%	6/1/29	2,000	2,202
	Maryland GO	3.250%	8/1/30	1,000	1,051
	Maryland GO	5.000%	8/1/31	5,000	6,359
	Maryland GO	5.000%	3/15/32	2,750	3,542
	Maryland Health & Higher Educational Facilities Authority Revenue (Adventist Healthcare Obligated Group)	5.500%	1/1/31	1,950	2,322
[3]	Maryland Health & Higher Educational Facilities Authority Revenue (Adventist Healthcare)	5.000%	1/1/28	165	192
	Maryland Health & Higher Educational Facilities Authority Revenue (Anne Arundel Health System)	5.000%	7/1/27	500	528
	Maryland Health & Higher Educational Facilities Authority Revenue (Anne Arundel Health System)	5.000%	7/1/31	750	907
	Maryland Health & Higher Educational Facilities Authority Revenue (Johns Hopkins Health System Obligated Group) Prere.	5.000%	7/1/22	500	530
	Maryland Health & Higher Educational Facilities Authority Revenue (Meritus Medical Center Inc.)	5.000%	7/1/33	1,215	1,390
	Maryland Health & Higher Educational Facilities Authority Revenue (Stevenson University)	5.000%	6/1/29	270	335
	Maryland Health & Higher Educational Facilities Authority Revenue (University of Pittsburgh Medical Center)	4.000%	4/15/38	1,000	1,175
[3]	Maryland State Transportation Authority Projects Revenue	2.000%	7/1/35	1,250	1,236

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Montgomery County MD GO	5.000%	11/1/22	1,000	1,076
	Montgomery County MD GO	5.000%	11/1/22	1,275	1,372
	Montgomery County MD GO	4.000%	11/1/28	2,390	2,864
	Montgomery County MD GO	4.000%	12/1/30	1,555	1,729
	Montgomery County MD GO Prere.	4.000%	11/1/24	1,000	1,131
	Montgomery County MD GO Prere.	5.000%	11/1/24	1,000	1,166
	Prince Georges County MD GO Prere.	5.000%	9/15/21	580	593
	Washington MD Suburban Sanitary Commission GO	4.000%	6/15/33	1,000	1,165
					98,509
Massachusetts (1.2%)
	Massachusetts Bay Transportation Authority Assessment Revenue	5.000%	7/1/27	2,880	3,511
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/22	495	526
[8]	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.500%	7/1/26	410	514
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/31	955	1,293
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/34	1,285	1,848
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/38	3,290	4,091
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/40	1,125	1,393
	Massachusetts Department of Transportation Metropolitan Highway System Revenue PUT	5.000%	1/1/23	1,110	1,202
	Massachusetts Development Finance Agency Revenue (Boston College)	5.000%	7/1/37	1,750	2,122
	Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/29	1,225	1,544
	Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/38	1,085	1,325
	Massachusetts Development Finance Agency Revenue (Harvard University)	5.000%	10/15/29	5,000	6,638
	Massachusetts Development Finance Agency Revenue (Lahey Clinic Obligated Group)	5.000%	7/1/34	500	630
	Massachusetts Development Finance Agency Revenue (Southcoast Health System)	5.000%	7/1/28	200	253
	Massachusetts Development Finance Agency Revenue (UMass Memorial Medical Center)	5.000%	7/1/25	1,275	1,498
	Massachusetts Development Finance Agency Revenue (UMass Memorial Medical Center)	5.125%	7/1/26	720	729
	Massachusetts Development Finance Agency Revenue (UMass Student Housing Project)	5.000%	10/1/32	525	569
	Massachusetts Development Finance Agency Revenue (Western New England University)	5.000%	9/1/32	1,105	1,338
	Massachusetts Educational Financing Authority Education Loan Revenue	5.500%	1/1/22	300	301
	Massachusetts GO	5.000%	8/1/22	1,000	1,064
	Massachusetts GO	5.250%	8/1/23	525	586
	Massachusetts GO	5.000%	12/1/23	1,520	1,711
	Massachusetts GO	5.000%	9/1/25	3,850	4,605
	Massachusetts GO	5.000%	5/1/29	2,180	2,392
	Massachusetts GO	5.000%	5/1/31	1,675	1,834
	Massachusetts GO	5.000%	9/1/31	1,500	2,042
	Massachusetts GO	5.250%	1/1/34	2,665	3,436
	Massachusetts GO	5.000%	7/1/35	1,000	1,172
	Massachusetts GO	3.500%	5/1/37	2,000	2,098
	Massachusetts GO	3.000%	11/1/39	1,500	1,631

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	Massachusetts GO, 67% of 3M USD LIBOR + 0.550%	0.687%	11/1/25	1,380	1,381
	Massachusetts Port Authority Revenue	5.000%	7/1/35	2,400	3,056
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/23	645	687
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/31	1,500	1,781
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	4.000%	8/15/32	600	670
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	4.750%	8/15/32	1,335	1,536
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/34	1,010	1,192
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	2/15/36	1,500	1,679
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/37	1,860	2,183
	Massachusetts School Building Authority Dedicated Sales Tax Revenue ETM	5.000%	5/15/21	900	905
	Massachusetts School Building Authority Dedicated Sales Tax Revenue Prere.	5.000%	8/15/22	3,500	3,733
	Massachusetts School Building Authority Dedicated Sales Tax Revenue Prere.	4.750%	8/15/25	165	195
	Massachusetts School Building Authority Dedicated Sales Tax Revenue Prere.	5.000%	8/15/25	355	423
[8]	Massachusetts Special Obligation Dedicated Tax Revenue	5.500%	1/1/26	510	615
	Massachusetts Transportation Fund Revenue	4.000%	6/1/35	1,000	1,160
[8]	Massachusetts Turnpike Authority Revenue (Metropolitan Highway System)	0.000%	1/1/29	880	783
	Massachusetts Water Pollution Abatement Trust Revenue	5.250%	8/1/21	500	508
	Massachusetts Water Resources Authority Revenue	5.000%	8/1/38	7,465	9,715
	Massachusetts Water Resources Authority Revenue	4.000%	8/1/40	1,000	1,083
	Massachusetts Water Resources Authority Revenue	5.000%	8/1/40	3,000	3,583
					90,764
Michigan (1.4%)
[15]	Battle Creek MI School District GO	5.000%	5/1/25	535	628
	Birmingham MI City School District GO	5.000%	5/1/22	740	778
[15]	Chippewa Valley MI Schools GO	5.000%	5/1/33	1,000	1,191
[15]	Dearborn MI School District GO	5.000%	5/1/34	1,200	1,340
[4,15]	Detroit MI City School District GO	5.250%	5/1/28	615	791
[4]	Detroit MI Downtown Development Authority Tax Allocation Revenue	5.000%	7/1/35	1,120	1,263
	Detroit MI Water & Sewerage Department Sewage Disposal System Revenue	5.000%	7/1/22	455	481
	Detroit MI Water & Sewerage Department Sewage Disposal System Revenue	5.000%	7/1/23	1,050	1,111
	Detroit MI Water & Sewerage Department Sewage Disposal System Revenue Prere.	5.000%	7/1/22	1,000	1,060
[4]	Downriver MI Utility Wastewater Authority Revenue	5.000%	4/1/34	1,050	1,309
	Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/27	1,840	2,306
	Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/28	1,205	1,545

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/29	1,200	1,526
	Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/31	1,645	1,972
	Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/37	1,000	1,232
	Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/28	1,030	1,256
	Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/29	1,420	1,825
[4]	Great Lakes MI Water Authority Water Supply System Revenue	4.000%	7/1/33	1,000	1,137
	Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/33	1,310	1,701
	Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/40	500	622
[15]	Hudsonville MI Public Schools GO	5.000%	5/1/31	420	521
	Ingham County MI Building Authority	3.000%	5/1/34	3,900	4,245
	Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.000%	11/1/29	625	783
[15]	Lake Orion MI Community School District GO	5.000%	5/1/38	4,030	5,105
[4,15]	Lincoln MI Consolidated School District GO	5.000%	5/1/24	1,000	1,140
[15]	Marysville MI Public Schools District GO	5.000%	5/1/28	1,630	1,979
	Michigan Building Authority Revenue	5.000%	10/15/32	1,395	1,690
	Michigan Building Authority Revenue	5.000%	4/15/33	1,000	1,188
	Michigan Building Authority Revenue	5.000%	4/15/36	1,235	1,487
	Michigan Environmental Program GO	4.000%	5/1/28	1,000	1,158
	Michigan Finance Authority Hospital Revenue Bonds (Trinity Health Credit Group) Prere.	5.000%	12/1/21	920	950
[9]	Michigan Finance Authority Hospital Revenue Bonds (Trinity Health Credit Group), SIFMA Municipal Swap Index Yield + 0.850% PUT	0.900%	12/1/24	1,500	1,523
[9]	Michigan Finance Authority Hospital Revenue Bonds (Trinity Health Credit Group), SIFMA Municipal Swap Index Yield + 0.900% PUT	0.950%	12/1/25	500	510
	Michigan Finance Authority Revenue	5.000%	10/1/22	500	512
	Michigan Finance Authority Revenue	5.000%	11/1/28	1,055	1,320
	Michigan Finance Authority Revenue	4.000%	11/1/32	1,740	2,100
	Michigan Finance Authority Revenue	5.000%	10/1/34	2,565	3,279
[3]	Michigan Finance Authority Revenue (Calvin University)	5.000%	9/1/35	605	771
[4]	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/22	1,000	1,059
[4]	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/23	1,000	1,104
	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/28	750	882
	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/29	1,500	1,709
	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/33	1,000	1,138
	Michigan Finance Authority Revenue (Henry Ford Health System Obligated Group)	5.000%	11/15/26	1,210	1,492
	Michigan Finance Authority Revenue (Kalamazoo College Project)	5.000%	12/1/26	850	1,039
	Michigan Finance Authority Revenue (Kalamazoo College Project)	5.000%	12/1/27	965	1,207
	Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	2/15/34	1,700	2,144

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Michigan Finance Authority Revenue (Sparrow Obligated Group)	5.000%	11/15/27	500	537
	Michigan Finance Authority Revenue (Sparrow Obligated Group)	5.000%	11/15/36	500	535
	Michigan Finance Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/22	2,165	2,321
	Michigan Finance Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/36	2,000	2,540
	Michigan Finance Authority Revenue (State Clean Water Revolving Fund) Prere.	5.000%	10/1/22	1,000	1,073
	Michigan Finance Authority Revenue (State Clean Water Revolving Fund) Prere.	5.000%	10/1/22	500	536
	Michigan Finance Authority Revenue (Tobacco Settlement Asset-Backed)	4.000%	6/1/37	1,000	1,188
	Michigan State Housing Development Authority Revenue (Single-Family Mortgage)	3.500%	12/1/50	1,985	2,198
	Michigan State Trunk Line Fund (Rebuilding Michigan Program)	4.000%	11/15/39	5,000	6,058
	Oakland University MI Revenue	5.000%	3/1/30	1,250	1,474
	Portage MI Public Schools GO	5.000%	11/1/34	1,250	1,501
[15]	Roseville MI School District GO	5.000%	5/1/34	1,665	1,943
	Royal Oak MI Hospital Finance Authority Hospital Revenue (William Beaumont Hospital)	5.000%	9/1/25	1,450	1,641
[15]	Saginaw City School District GO	4.000%	5/1/34	1,030	1,262
	University of Michigan Revenue	5.000%	4/1/32	2,020	2,480
[3,4]	University of Michigan Revenue	5.000%	11/15/32	590	753
[4]	University of Michigan Revenue	5.000%	11/15/33	200	263
[4]	University of Michigan Revenue	5.000%	11/15/38	350	452
	Wayne County MI Airport Authority Revenue	5.000%	12/1/25	870	1,029
	Wayne County MI Airport Authority Revenue	5.000%	12/1/30	1,300	1,538
					98,431
Minnesota (0.5%)
	Bloomington MN Independent School District No. 271 GO	5.000%	2/1/22	2,010	2,090
	Duluth MN Independent School District No. 709 COP	5.000%	2/1/27	365	443
	Duluth MN Independent School District No. 709 COP	5.000%	2/1/28	350	433
	Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/26	450	541
	Minneapolis MN Special School District No. 1 COP	5.000%	2/1/26	1,855	2,014
	Minnesota GO	5.000%	8/1/22	1,500	1,597
	Minnesota GO	5.000%	8/1/24	1,615	1,867
	Minnesota GO	5.000%	8/1/25	1,500	1,795
	Minnesota GO	5.000%	8/1/25	2,170	2,596
	Minnesota GO	5.000%	8/1/27	1,005	1,196
	Minnesota GO	5.000%	8/1/28	3,000	3,892
	Minnesota GO	5.000%	9/1/30	1,235	1,540
	Minnesota Higher Education Facilities Authority Revenue (Hamline University)	5.000%	10/1/35	595	663
	Minnesota Housing Finance Agency (Housing Infrastructure)	4.000%	8/1/36	1,500	1,801
	Minnesota Housing Finance Agency Residential Housing Revenue	2.800%	12/1/47	1,130	1,180
	Minnesota Public Facilities Authority Revolving Fund Revenue	5.000%	3/1/25	2,480	2,919
	Osseo MN Independent School District No. 279 GO	5.000%	2/1/28	1,000	1,235

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Owatonna MN Independent School District No. 761 GO	3.000%	2/1/32	1,190	1,301
St. Francis MN Independent School District No. 15 GO	5.000%	2/1/26	385	418
St. Francis MN Independent School District No. 15 GO	5.000%	2/1/27	485	526
St. Francis MN Independent School District No. 15 GO	4.000%	2/1/29	515	543
St. Francis MN Independent School District No. 15 GO	4.000%	2/1/30	550	579
St. Francis MN Independent School District No. 15 GO	4.000%	2/1/32	775	815
University of Minnesota Revenue	5.000%	4/1/23	1,115	1,222
West St. Paul MN Independent School District No. 197 Revenue (Mendota Heights-Eagan)	4.000%	2/1/28	1,000	1,169
White Bear Lake MN Independent School District No. 624 GO	3.000%	2/1/30	1,150	1,284
				35,659
Mississippi (1.1%)
Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue VRDO	0.050%	4/1/21	400	400
Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue VRDO	0.080%	4/1/21	9,840	9,840
Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue VRDO	0.080%	4/1/21	54,460	54,460
Mississippi Development Bank Special Obligation Revenue (Marshall County Industrial Development Highway Refunding Project)	5.000%	1/1/26	1,335	1,597
Mississippi Development Bank Special Obligation Revenue (Rankin County School District)	5.000%	6/1/27	500	626
Mississippi Development Bank Special Obligation Revenue (Rankin County School District)	5.000%	6/1/30	1,755	2,153
Mississippi Gaming Tax Revenue	5.000%	10/15/36	1,500	1,817
Mississippi GO	5.000%	11/1/29	1,000	1,184
Mississippi Hospital Equipment & Facilities Authority Revenue (Forrest General Hospital Inc.)	5.000%	1/1/29	830	1,042
Mississippi Hospital Equipment & Facilities Authority Revenue (Forrest General Hospital Inc.)	5.000%	1/1/30	625	794
Mississippi Hospital Equipment & Facilities Authority Revenue (Forrest General Hospital Inc.)	5.000%	1/1/30	260	330
Mississippi Hospital Equipment & Facilities Authority Revenue (North Mississippi Health Services)	5.000%	10/1/27	1,000	1,243
Mississippi Institutions of Higher Learning Revenue (University of Mississippi Medical Center)	4.000%	6/1/34	1,000	1,136
Mississippi State University Educational Building Corp. Revenue	5.000%	8/1/30	575	709
Mississippi State University Educational Building Corp. Revenue	5.000%	8/1/31	515	633

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Mississippi State University Educational Building Corp. Revenue Prere.	5.000%	8/1/23	1,000	1,112
					79,076
Missouri (0.8%)
[3]	Cape Girardeau County MO Industrial Development Authority Health Care Facilities Revenue (St. Francis Healthcare System)	4.000%	6/1/37	1,680	1,915
[4]	Columbia MO Water & Electric System Revenue	3.000%	10/1/31	1,285	1,421
	Jackson County MO School District No. 4 GO (Blue Springs)	6.000%	3/1/38	1,000	1,347
	Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/31	1,500	1,736
	Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/26	1,215	1,411
	Kansas City MO Sanitary Sewer System Revenue	5.000%	1/1/32	1,020	1,273
	Little Blue Valley MO Sewer District Revenue	3.000%	9/1/33	1,505	1,621
	Metropolitan St. Louis MO Sewer District Wastewater System Revenue	5.000%	5/1/34	525	645
	Metropolitan St. Louis MO Sewer District Wastewater System Revenue	4.000%	5/1/41	4,130	4,631
[2]	Missouri Development Finance Board Cultural Facilities Revenue (Nelson Gallery Foundation) VRDO	0.060%	4/1/21	16,980	16,980
	Missouri Health & Educational Facilities Authority Educational Facilities Revenue (St. Louis College of Pharmacy Project)	5.000%	5/1/30	1,000	1,067
	Missouri Health & Educational Facilities Authority Educational Facilities Revenue (St. Louis College of Pharmacy Project)	5.000%	5/1/34	880	934
	Missouri Health & Educational Facilities Authority Health Facilities Revenue (SSM Health System)	5.000%	6/1/25	1,480	1,683
	Missouri Health & Educational Facilities Authority Health Facilities Revenue (St. Luke's Health System)	5.000%	12/1/31	1,050	1,304
	Missouri Health & Educational Facilities Authority Revenue (Children's Mercy Hospital)	5.000%	5/15/36	1,100	1,270
	Missouri Health & Educational Facilities Authority Revenue (Mercy Health)	5.000%	11/15/34	1,500	1,714
	Missouri Highways & Transportation Commission Road Revenue	5.000%	2/1/23	710	772
	Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Iatan 2 Project)	5.000%	12/1/34	1,425	1,662
	Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	12/1/34	1,010	1,210
	Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	12/1/40	1,655	1,966
[4]	St. Louis MO Parking Revenue	5.000%	12/15/23	715	804
	St. Louis MO Sewer & Wastewater Revenue	5.000%	5/1/36	1,000	1,164
[3]	State of Missouri Health & Educational Facilities Authority Revenue	4.000%	7/1/37	1,000	1,196

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	State of Missouri Health & Educational Facilities Authority Revenue PUT	4.000%	5/1/26	2,300	2,669
[3]	State of Missouri Health & Educational Facilities Authority Revenue PUT	5.000%	5/1/28	2,100	2,659
					55,054
Montana (0.0%)
	Montana Facility Finance Authority Hospital Revenue (Benefis Health System)	5.000%	2/15/32	825	979
Multiple States (0.1%)
[16]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	2.650%	9/15/30	1,560	1,658
[5,16]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	2.600%	9/15/33	1,975	2,077
[5,16]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	2.625%	6/15/35	1,950	2,048
[5,16]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	2.650%	6/15/35	1,380	1,456
[16]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	3.400%	1/25/36	483	548
[5,16]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	2.650%	6/15/36	1,290	1,363
					9,150
Nebraska (0.4%)
	Central Plains Energy Project Nebraska Gas Project Revenue PUT	5.000%	1/1/24	280	312
	Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 3)	5.000%	9/1/27	1,000	1,227
	Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 3)	5.000%	9/1/42	1,000	1,401
[2]	Central Plains Energy Project Nebraska Gas Supply Revenue PUT	4.000%	8/1/25	7,315	8,304
[3]	District Energy Corp. NB Facility Revenue	5.000%	7/1/32	810	1,080
	Lincoln County NE Hospital Authority No. 1 Hospital Revenue (Great Plains Regional Medical Center Project) Prere.	5.000%	11/1/21	750	770
	Lincoln NE Electric System Revenue Prere.	5.000%	9/1/22	135	144
	Lincoln NE Electric System Revenue Prere.	5.000%	9/1/22	275	293
	Municipal Energy Agency of Nebraska Power Supply System Revenue	5.000%	4/1/31	345	360
	Nebraska Public Power District Revenue	5.000%	1/1/30	1,000	1,034
	Nebraska Public Power District Revenue	5.000%	1/1/32	1,500	1,551
[3]	Nebraska Public Power District Revenue	5.000%	1/1/38	2,595	3,247
	Omaha NE Public Power District Electric Revenue	5.000%	2/1/29	1,270	1,521
	Omaha NE Sewer Revenue	5.000%	11/15/29	2,500	2,893
	Scotts Bluff County NE Hospital Authority Revenue (Regional West Medical Center)	5.000%	2/1/24	1,685	1,832
					25,969
Nevada (0.7%)
	Carson City NV Hospital Revenue (Carson Tahoe Regional Medical Center)	5.000%	9/1/26	560	673
	Carson City NV Hospital Revenue (Carson Tahoe Regional Medical Center)	5.000%	9/1/28	1,220	1,494
	Carson City NV Hospital Revenue (Carson Tahoe Regional Medical Center) Prere.	5.000%	9/1/22	1,740	1,853
	Clark County NV Airport Improvement Revenue	5.000%	7/1/30	1,950	2,498
	Clark County NV GO	4.000%	6/1/32	1,505	1,738
	Clark County NV GO	4.000%	7/1/32	2,190	2,532

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Clark County NV GO	5.000%	7/1/33	1,000	1,073
	Clark County NV Highway Improvement Motor Vehicle Fuel Tax Revenue	5.000%	7/1/31	1,575	1,787
	Clark County NV Highway Improvement Motor Vehicle Fuel Tax Revenue	5.000%	7/1/36	1,075	1,305
	Clark County NV Passenger Facility Charge Revenue (Las Vegas McCarran International Airport)	5.000%	7/1/31	1,000	1,274
[4]	Clark County NV School District GO	5.000%	6/15/27	3,000	3,725
[4]	Clark County NV School District GO	4.000%	6/15/33	1,820	2,091
[6]	Clark County NV School District GO	3.000%	6/15/34	1,000	1,103
[6]	Clark County NV School District GO	3.000%	6/15/37	1,000	1,074
[4]	Clark County NV School District GO	4.000%	6/15/40	850	991
	Las Vegas Valley Water District Nevada GO	5.000%	6/1/21	2,000	2,015
	Las Vegas Valley Water District Nevada GO	5.000%	6/1/24	1,190	1,365
	Las Vegas Valley Water District Nevada GO	5.000%	12/1/27	1,990	2,343
	Las Vegas Valley Water District Nevada GO	5.000%	6/1/35	1,870	2,246
	Las Vegas Valley Water District Nevada GO	5.000%	6/1/38	1,000	1,264
	Las Vegas Valley Water District Nevada GO	5.000%	6/1/39	1,500	1,891
	Las Vegas Valley Water District Nevada GO	5.000%	6/1/41	3,045	3,631
	Nevada GO	5.000%	4/1/22	1,740	1,824
	Nevada GO	5.000%	11/1/23	1,465	1,640
	Nevada GO	5.000%	11/1/25	1,015	1,195
	Nevada Highway Improvement Revenue (Motor Vehicle Fuel Tax)	4.000%	12/1/32	1,660	1,914
	Reno NV Sales Tax Revenue (Reno Transportation Rail Access)	5.000%	6/1/27	250	291
	Reno NV Sales Tax Revenue (Reno Transportation Rail Access)	5.000%	6/1/28	250	294
	Reno NV Sales Tax Revenue (Reno Transportation Rail Access)	5.000%	6/1/32	250	290
	Reno NV Sales Tax Revenue (Reno Transportation Rail Access)	5.000%	6/1/33	250	289
	Truckee Meadows NV Water Authority Water Revenue	5.000%	7/1/34	1,510	1,819
					49,522
New Hampshire (0.1%)
	National Finance Authority NH Revenue	4.125%	1/20/34	2,560	2,967
	New Hampshire Health & Education Facilities Authority Revenue (Dartmouth College)	4.000%	8/1/43	2,985	3,334
					6,301
New Jersey (1.8%)
	Bergen County NJ GO	5.000%	10/15/21	1,490	1,529
	Camden County NJ Improvement Authority Health Care Redevelopment Project Revenue (Cooper Health System Obligated Group)	5.000%	2/15/27	1,400	1,560
	County of Hudson NJ General Improvement Revenue	3.000%	11/15/31	2,615	2,898
	County of Hudson NJ General Improvement Revenue	2.125%	11/15/36	1,000	1,014
[4]	Cumberland County NJ Improvement Authority GO Prere.	5.000%	9/1/24	4,000	4,635
[4]	Garden State Preservation Trust New Jersey Revenue (Open Space & Farmland Preservation)	0.000%	11/1/21	500	499
	Hudson County NJ Improvement Authority Lease Revenue (Courthouse Projects)	4.000%	10/1/40	2,010	2,364
	Morris County NJ Improvement Authority School District Revenue (Morris Hills Regional District Project) Prere.	5.000%	10/1/22	510	547

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Economic Development Authority Revenue	5.000%	6/15/21	1,000	1,009
	New Jersey Economic Development Authority Revenue	5.000%	6/15/23	1,000	1,099
[5]	New Jersey Economic Development Authority Revenue	5.250%	9/1/23	2,000	2,222
	New Jersey Economic Development Authority Revenue	5.250%	6/15/27	500	584
	New Jersey Economic Development Authority Revenue	5.500%	6/15/29	2,000	2,438
	New Jersey Economic Development Authority Revenue	4.000%	6/15/35	500	567
[2]	New Jersey Economic Development Authority Revenue VRDO	0.030%	4/1/21	1,300	1,300
	New Jersey Economic Development Authority Revenue (Cigarette Tax)	5.000%	6/15/26	1,600	1,667
[8]	New Jersey Economic Development Authority Revenue (Motor Vehicle Surcharge)	5.250%	7/1/26	405	492
[8]	New Jersey Economic Development Authority Revenue (Motor Vehicle Surcharge) ETM	5.250%	7/1/26	95	117
[8]	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	9/1/27	1,000	1,261
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/28	2,095	2,255
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	6/15/35	700	860
[3]	New Jersey Educational Facilities Authority Revenue (Princeton University)	5.000%	3/1/25	5,000	5,892
	New Jersey Health Care Facilities Financing Authority Lease Revenue (Greystone Park Psychiatric Hospital Project)	5.000%	9/15/24	500	552
	New Jersey Health Care Facilities Financing Authority Revenue (Barnabas Health)	5.000%	7/1/22	1,000	1,059
	New Jersey Health Care Facilities Financing Authority Revenue (Barnabas Health)	5.000%	7/1/25	900	951
	New Jersey Health Care Facilities Financing Authority Revenue (Hackensack Meridian Health)	5.000%	7/1/21	640	647
	New Jersey Health Care Facilities Financing Authority Revenue (St. Joseph's Healthcare System)	5.000%	7/1/27	1,000	1,205
	New Jersey Health Care Facilities Financing Authority Revenue (Valley Health System)	5.000%	7/1/29	1,385	1,779
[2]	New Jersey Health Care Facilities Financing Authority Revenue (Virtua Health Inc.) VRDO	0.040%	4/1/21	925	925
[2]	New Jersey Health Care Facilities Financing Authority Revenue (Virtua Health Inc.) VRDO	0.040%	4/7/21	300	300
[2]	New Jersey NJ GO VRDO	0.060%	4/1/21	7,600	7,600
	New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/25	1,300	1,526
	New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/28	2,380	2,820
	New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/28	620	735
	New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/29	1,400	1,645
	New Jersey Transportation Trust Fund Authority Program Bonds	4.000%	6/15/37	1,000	1,140

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/27	1,000	1,238
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/30	1,285	1,590
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	6/15/31	1,000	1,234
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/33	1,115	1,364
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/34	1,115	1,360
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/35	1,015	1,234
	New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.250%	6/15/33	1,500	1,719
	New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/36	2,125	2,296
[8]	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/21	345	357
[12,14]	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/21	150	156
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/22	1,315	1,431
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/23	605	686
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	12/15/24	1,000	1,156
[7]	New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/26	2,000	1,861
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	12/15/27	5,260	6,511
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	6/15/31	500	504
[8]	New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/31	1,000	798
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	6/15/32	700	795
	New Jersey Turnpike Authority Revenue	5.000%	1/1/28	500	607
	New Jersey Turnpike Authority Revenue	5.000%	1/1/32	1,000	1,228
	New Jersey Turnpike Authority Revenue	4.000%	1/1/33	1,070	1,233
	New Jersey Turnpike Authority Revenue	4.000%	1/1/34	2,500	2,870
	New Jersey Turnpike Authority Revenue	5.000%	1/1/35	1,000	1,204
	New Jersey Turnpike Authority Revenue Prere.	5.000%	1/1/22	1,000	1,036
	New Jersey Turnpike Authority Revenue Prere.	5.000%	1/1/23	1,190	1,290
	New Jersey Turnpike Authority Revenue Prere.	5.000%	1/1/23	1,185	1,285
[2,5]	New Jersey Turnpike Authority Revenue TOB VRDO	0.230%	4/7/21	5,650	5,650
	South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/39	1,025	1,139
	South Jersey Transportation Authority New Jersey Transportation System Revenue Prere.	5.000%	11/1/22	500	537
	State of New Jersey Covid 19 Emergency Bonds GO	5.000%	6/1/25	1,000	1,177
	State of New Jersey Covid 19 Emergency Bonds GO	5.000%	6/1/27	1,500	1,853
	State of New Jersey Covid 19 Emergency Bonds GO	5.000%	6/1/28	1,750	2,202
	State of New Jersey Covid 19 Emergency Bonds GO	5.000%	6/1/29	1,000	1,278
	State of New Jersey Covid 19 Emergency Bonds GO	4.000%	6/1/30	1,000	1,212

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/26	1,825	2,206
	Tobacco Settlement Financing Corp. New Jersey Revenue	3.200%	6/1/27	280	287
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/27	3,200	3,961
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/30	685	850
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/31	1,000	1,235
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/35	450	548
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/36	1,500	1,821
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/37	1,000	1,210
	Toms River NJ Board of Education GO	3.000%	7/15/30	3,000	3,232
	Toms River NJ Board of Education GO	3.000%	7/15/33	3,570	3,797
					130,931
New Mexico (0.4%)
	Albuquerque NM GO	5.000%	7/1/23	6,000	6,638
	Albuquerque NM Municipal School District No. 12 GO	5.000%	8/1/22	290	308
	Albuquerque NM Municipal School District No. 12 GO	5.000%	8/1/23	265	294
	New Mexico Finance Authority Revenue	5.000%	6/1/23	1,210	1,336
	New Mexico Finance Authority Transportation Revenue	4.000%	6/15/26	2,000	2,082
	New Mexico Finance Authority Transportation Revenue	5.000%	6/15/27	1,045	1,193
	New Mexico Hospital Equipment Loan Council Hospital System Revenue (Presbyterian Healthcare Services)	5.000%	8/1/28	1,520	1,786
[2]	New Mexico Hospital Equipment Loan Council Hospital System Revenue (Presbyterian Healthcare Services) VRDO	0.060%	4/1/21	15,790	15,790
[2]	New Mexico Municipal Energy Acquisition Authority Gas Supply Revenue PUT	5.000%	5/1/25	805	940
					30,367
New York (7.8%)
	Battery Park City NY Authority Revenue	5.000%	11/1/38	750	968
	Brooklyn Arena Local Development Corp. NY Pilot Revenue Refunding (Barclays Center)	5.000%	7/15/30	700	833
	Brooklyn Arena Local Development Corp. NY Pilot Revenue Refunding (Barclays Center)	5.000%	7/15/42	690	792
[4]	Broome County NY Local Development Corp. Revenue (United Health Services Hospitals Inc. Project)	5.000%	4/1/29	2,100	2,686
	Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America Project)	5.000%	7/1/33	200	223
	Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America Project)	5.000%	7/1/34	240	267
	Erie County NY Fiscal Stability Authority Revenue	5.000%	9/1/30	500	625
	Erie County NY Industrial Development Agency School Facility Revenue (Buffalo City School District Project)	5.250%	5/1/31	500	502
[4]	Hempstead NY GO	4.000%	4/1/29	1,420	1,593

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Hudson Yards Infrastructure Corp. New York Revenue	5.000%	2/15/31	1,550	1,862
	Hudson Yards Infrastructure Corp. New York Revenue	5.000%	2/15/36	1,500	1,779
	Hudson Yards Infrastructure Corp. New York Revenue	5.000%	2/15/37	520	615
	Long Island NY Power Authority Electric System Revenue	5.000%	9/1/24	130	138
	Long Island NY Power Authority Electric System Revenue	5.000%	9/1/33	1,185	1,557
	Long Island NY Power Authority Electric System Revenue	5.000%	9/1/35	1,095	1,367
	Metropolitan Transportation Authority NY BAN	5.000%	5/15/21	3,000	3,014
	Metropolitan Transportation Authority NY BAN	5.000%	5/15/22	9,100	9,533
	Metropolitan Transportation Authority NY Revenue	3.000%	11/1/22	2,000	2,088
	Metropolitan Transportation Authority NY Revenue	5.000%	2/1/23	7,000	7,528
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/27	1,000	1,199
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/28	2,075	2,414
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/29	1,115	1,324
	Metropolitan Transportation Authority NY Revenue	5.250%	11/15/30	3,440	4,217
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/33	1,500	1,906
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/34	2,500	3,054
	Metropolitan Transportation Authority NY Revenue	4.000%	11/15/40	1,735	1,951
	Metropolitan Transportation Authority NY Revenue	4.000%	11/15/41	2,670	3,026
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/43	1,250	1,527
	Metropolitan Transportation Authority NY Revenue PUT	5.000%	11/15/22	8,095	8,639
	Metropolitan Transportation Authority NY Revenue PUT	5.000%	5/15/24	7,000	7,883
[3,4,9]	Metropolitan Transportation Authority NY Revenue, SOFR + 0.550% PUT	0.557%	4/1/24	500	500
[2]	Metropolitan Transportation Authority NY Revenue VRDO	0.060%	4/1/21	1,000	1,000
	Monroe County NY Industrial Development Agency School Facility Revenue (Rochester Schools Modernization Project)	5.000%	5/1/31	1,970	2,403
	Monroe County NY Industrial Development Corp. Revenue (University of Rochester Project)	5.000%	7/1/37	1,000	1,203
	Monroe County NY Industrial Development Corp. Revenue (University of Rochester Projects)	5.000%	12/1/28	555	702
	Monroe County NY Industrial Development Revenue (University of Rochester Project)	5.000%	7/1/23	2,000	2,211
	Nassau County NY GO	5.000%	4/1/23	1,000	1,093
	New York City NY GO	5.000%	8/1/21	2,000	2,032
	New York City NY GO	5.000%	8/1/21	1,745	1,772
	New York City NY GO	5.000%	8/1/21	40	41
	New York City NY GO	5.000%	8/1/22	705	750
	New York City NY GO	5.000%	8/1/22	1,290	1,372

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City NY GO	5.000%	8/1/23	400	425
	New York City NY GO	5.000%	8/1/23	1,505	1,668
	New York City NY GO	5.000%	8/1/24	1,000	1,149
	New York City NY GO	5.000%	8/1/25	770	800
	New York City NY GO	5.000%	8/1/25	1,245	1,477
	New York City NY GO	5.000%	8/1/25	1,310	1,554
	New York City NY GO	5.000%	8/1/25	1,000	1,187
	New York City NY GO	5.000%	6/1/26	2,450	2,898
	New York City NY GO	5.000%	8/1/26	1,000	1,085
	New York City NY GO	5.000%	8/1/26	80	85
	New York City NY GO	5.000%	8/1/28	5,000	6,392
	New York City NY GO	5.000%	11/1/29	5,000	6,510
	New York City NY GO	5.000%	8/1/30	1,000	1,106
	New York City NY GO	5.000%	12/1/32	1,755	2,141
	New York City NY GO	5.000%	12/1/33	1,775	2,161
	New York City NY GO	5.000%	8/1/34	1,000	1,288
	New York City NY GO	5.000%	12/1/35	1,120	1,357
	New York City NY GO	4.000%	8/1/37	2,000	2,308
	New York City NY GO	4.000%	10/1/37	2,690	3,113
	New York City NY GO	3.000%	3/1/41	1,210	1,268
	New York City NY GO ETM	5.000%	8/1/21	475	482
	New York City NY GO Prere.	5.000%	8/1/21	365	371
	New York City NY GO Prere.	5.000%	10/1/21	500	512
	New York City NY GO Prere.	5.000%	8/1/22	420	447
	New York City NY GO Prere.	5.000%	3/1/23	1,490	1,628
	New York City NY GO PUT	0.210%	4/7/21	400	400
[2]	New York City NY GO VRDO	0.060%	4/1/21	12,700	12,700
[2]	New York City NY GO VRDO	0.060%	4/1/21	5,300	5,300
[2]	New York City NY GO VRDO	0.060%	4/1/21	1,700	1,700
[2]	New York City NY GO VRDO	0.060%	4/1/21	6,575	6,575
[2]	New York City NY GO VRDO	0.060%	4/1/21	18,100	18,100
[2]	New York City NY GO VRDO	0.080%	4/1/21	22,585	22,585
	New York City NY GO VRDO	0.210%	4/1/21	600	600
	New York City NY Housing Development Corp. Multi-Family Housing Revenue	5.250%	7/1/29	1,000	1,094
	New York City NY Housing Development Corp. Multi-Family Housing Revenue	3.700%	11/1/38	2,000	2,145
[17]	New York City NY Housing Development Corp. Multi-Family Housing Revenue	2.350%	11/1/40	2,000	1,951
[17]	New York City NY Housing Development Corp. Multi-Family Housing Revenue PUT	0.700%	5/1/25	400	401
	New York City NY Housing Development Corp. Multi-Family Housing Revenue PUT	2.950%	2/1/26	1,000	1,081
	New York City NY Housing Development Corp. Multi-Family Housing Revenue (Sustainable Neighborhood Bonds)	3.000%	11/1/39	1,000	1,044
[4]	New York City NY Industrial Development Agency Revenue (Yankee Stadium Project)	3.000%	3/1/38	2,000	2,133
[4]	New York City NY Industrial Development Agency Revenue (Yankee Stadium Projects)	3.000%	3/1/36	2,000	2,157
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/27	1,350	1,598
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/27	4,560	5,484
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/29	1,100	1,438
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/31	500	505
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.250%	6/15/33	1,000	1,240

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/36	2,000	2,378
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.250%	6/15/37	3,140	3,868
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/38	1,000	1,225
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/39	2,075	2,427
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/39	2,500	3,128
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/24	550	583
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/28	1,730	2,041
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/29	2,000	2,359
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/30	1,045	1,248
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/32	250	265
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/35	1,635	2,032
New York City NY Transitional Finance Authority Building Aid Revenue	4.000%	7/15/38	1,750	1,999
New York City NY Transitional Finance Authority Building AID Revenue	5.000%	7/15/24	3,430	3,946
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/22	1,140	1,227
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/25	460	473
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/28	1,325	1,579
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/29	850	933
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/30	500	543
New York City NY Transitional Finance Authority Future Tax Revenue	5.250%	2/1/30	440	442
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/31	500	502
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/31	300	315
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/31	500	537
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/32	1,370	1,567
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/32	500	537
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/32	1,500	1,784
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/34	500	525
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/34	1,450	1,654
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/34	1,710	2,054
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/34	1,565	1,861
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/35	4,000	4,647

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/35	1,525	1,868
	New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	11/1/35	2,500	2,965
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/35	1,745	2,075
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/36	1,580	1,919
	New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	8/1/36	1,235	1,426
	New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	11/1/36	1,000	1,161
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/37	1,680	2,050
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/38	2,500	2,730
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/38	8,000	9,088
	New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	11/1/38	1,000	1,152
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/42	3,000	3,395
[2]	New York City NY Transitional Finance Authority Future Tax Revenue VRDO	0.050%	4/1/21	8,900	8,900
[2]	New York City NY Transitional Finance Authority Future Tax Revenue VRDO	0.060%	4/1/21	6,500	6,500
[2]	New York City NY Transitional Finance Authority Future Tax Revenue VRDO	0.060%	4/1/21	6,780	6,780
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	11/1/25	2,230	2,679
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	8/1/35	2,015	2,499
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	8/1/36	2,030	2,510
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	4.000%	8/1/38	5,000	5,712
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	4.000%	2/1/39	2,500	2,927
[2,5]	New York City NY Transitional Finance Authority Future Tax Secured Revenue TOB VRDO	0.070%	4/7/21	4,300	4,300
	New York City NY Transitional Finance Authority Revenue	5.000%	8/1/35	1,500	1,861
	New York City NY Transitional Finance Authority Revenue	5.000%	8/1/36	5,710	7,061
	New York City NY Transitional Finance Authority Revenue	5.000%	5/1/38	1,675	2,049
	New York City NY Transitional Finance Authority Revenue	5.000%	5/1/39	1,335	1,648
	New York City NY Trust for Cultural Resources Revenue (Lincoln Center for the Performing Arts Inc.)	5.000%	12/1/26	1,350	1,645
	New York Liberty Development Corp. Revenue	5.000%	11/15/31	1,090	1,121
	New York Liberty Development Corp. Revenue (7 World Trade Center Project)	5.000%	9/15/31	1,000	1,043
	New York Liberty Development Corp. Revenue (Goldman Sachs Headquarters)	5.250%	10/1/35	945	1,329
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/21	230	236
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/21	1,000	1,028

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8,10]	New York Metropolitan Transportation Authority Revenue	5.250%	11/15/21	325	335
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/23	1,045	1,163
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/24	2,180	2,509
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/25	1,135	1,343
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/26	1,645	1,990
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/28	1,675	1,997
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/29	1,000	1,227
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/30	1,000	1,221
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/30	1,000	1,288
	New York Metropolitan Transportation Authority Revenue	4.000%	11/15/31	1,445	1,624
	New York Metropolitan Transportation Authority Revenue	4.000%	11/15/32	1,500	1,681
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/33	680	719
	New York Metropolitan Transportation Authority Revenue Prere.	5.000%	11/15/22	820	885
	New York Metropolitan Transportation Authority Revenue Prere.	5.000%	5/15/23	570	628
	New York Metropolitan Transportation Authority Revenue PUT	5.000%	5/15/30	2,500	3,129
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	3/1/22	2,000	2,084
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	0.000%	11/15/32	1,000	779
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	4.000%	11/15/33	1,545	1,772
	New York Metropolitan Transportation Authority Revenue (Hudson Yards Development)	5.000%	11/15/51	4,250	4,352
[7]	New York State Dormitory Authority Lease Revenue (City of New York Court Facilities)	5.500%	5/15/24	500	575
[7]	New York State Dormitory Authority Lease Revenue (City of New York Court Facilities)	5.500%	5/15/27	500	631
	New York State Dormitory Authority Revenue	3.000%	10/1/32	1,000	1,071
	New York State Dormitory Authority Revenue (Icahn School of Medicine at Mount Sinai)	5.000%	7/1/28	1,000	1,160
	New York State Dormitory Authority Revenue (Icahn School of Medicine at Mount Sinai)	5.000%	7/1/32	1,000	1,151
	New York State Dormitory Authority Revenue (Montefiore Obligated Group)	5.000%	9/1/27	1,700	2,085
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/23	830	864
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	12/15/23	1,465	1,584
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/24	840	874
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/25	1,500	1,760
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	12/15/26	720	777

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	3/15/27	1,700	1,951
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/28	2,040	2,375
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/29	1,085	1,266
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/29	5,000	6,454
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/30	2,000	2,262
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/31	2,455	2,856
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/32	500	522
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/32	2,000	2,634
	New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	2/15/33	1,975	2,262
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/33	300	312
	New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	2/15/34	1,905	2,174
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/34	2,000	2,249
	New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	2/15/35	1,000	1,135
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/35	3,000	3,814
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/35	5,000	5,789
	New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	3/15/37	3,000	3,540
	New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	2/15/39	2,000	2,302
	New York State Dormitory Authority Revenue (Personal Income Tax)	3.000%	3/15/39	3,000	3,168
	New York State Dormitory Authority Revenue (Personal Income Tax)	3.000%	3/15/40	3,000	3,160
	New York State Dormitory Authority Revenue (Personal Income Tax) Prere.	5.000%	2/15/22	170	177
	New York State Dormitory Authority Revenue (Personal Income Tax) Prere.	5.000%	2/15/22	160	167
[4]	New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/21	390	399
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/25	1,295	1,523
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/32	1,480	1,809
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	1,795	2,187
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	1,420	1,678
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	2,000	2,427
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	1,500	1,844
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37	2,160	2,648
	New York State Energy Research & Development Authority Pollution Control Revenue (New York State Electric & Gas Corp.)	3.500%	10/1/29	1,000	1,160

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/22	2,075	2,195
	New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/23	1,000	1,106
	New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/25	500	529
	New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/34	1,500	1,856
	New York State Liberty Development Corp. Liberty Revenue (Bank of America Tower at One Bryant Park Project)	2.450%	9/15/69	3,500	3,592
	New York State Liberty Development Corp. Liberty Revenue (Bank of America Tower at One Bryant Park Project)	2.625%	9/15/69	1,075	1,084
	New York State Local Government Assistance Corp. Revenue	5.000%	4/1/21	170	170
	New York State Mortgage Agency Homeowner Revenue	3.250%	10/1/50	2,500	2,751
	New York State Thruway Authority Revenue	5.000%	1/1/35	1,130	1,336
	New York State Thruway Authority Revenue	5.000%	1/1/36	1,045	1,324
	New York State Thruway Authority Revenue (Personal Income Tax)	5.000%	3/15/25	500	511
[8]	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.500%	3/15/22	530	557
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/24	1,325	1,507
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/24	5,000	5,685
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/25	2,830	3,329
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/26	1,930	2,190
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/28	10,000	12,649
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/31	2,000	2,178
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/31	1,420	1,686
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/33	2,010	2,407
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/33	1,485	1,616
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/36	2,000	2,420
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/37	2,000	2,416
	New York Transportation Development Corp. Special Facility Revenue (John F Kennedy International Airport Projects)	4.000%	12/1/40	850	948
	Port Authority of New York & New Jersey Revenue	5.000%	9/1/26	1,805	2,076
	Port Authority of New York & New Jersey Revenue	5.000%	9/1/36	1,230	1,535
	Port Authority of New York & New Jersey Revenue	5.000%	11/1/36	2,295	2,901
	Suffolk County NY Economic Development Corp. Revenue (Catholic Health Services)	5.000%	7/1/21	1,545	1,562

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Suffolk County NY Economic Development Corp. Revenue (Catholic Health Services)	5.000%	7/1/27	1,370	1,555
	Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/29	1,870	2,318
	Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/34	1,760	2,127
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/23	1,500	1,684
	Triborough Bridge & Tunnel Authority New York Revenue	0.000%	11/15/32	1,130	911
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/34	2,000	2,365
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/34	1,900	2,302
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/36	1,000	1,207
[9]	Triborough Bridge & Tunnel Authority New York Revenue, SOFR + 0.380% PUT	0.387%	2/1/24	150	150
	Troy NY Capital Resource Corp. Revenue (Rensselaer Polytechnic Institute Project)	5.000%	9/1/37	1,320	1,660
	Utility Debt Securitization Authority New York Revenue	5.000%	12/15/33	1,600	1,796
	Utility Debt Securitization Authority New York Revenue	5.000%	12/15/35	1,945	2,316
	Utility Debt Securitization Authority New York Revenue	5.000%	12/15/36	2,450	2,911
	Westchester County NY Health Care Corp. Revenue Prere.	5.000%	11/1/21	890	915
	Westchester County NY Local Development Corp. Revenue (Westchester Medical Center)	5.000%	11/1/31	1,085	1,226
	Westchester NY Tobacco Asset Securitization Revenue	5.000%	6/1/28	1,400	1,752
	Westchester NY Tobacco Asset Securitization Revenue	5.000%	6/1/33	1,500	1,820
					566,801
North Carolina (0.5%)
	Cary NC Combined Enterprise System Revenue Prere.	5.000%	12/1/22	330	357
	Cary NC Combined Enterprise System Revenue Prere.	5.000%	12/1/22	170	184
	Durham County NC GO	4.000%	6/1/25	2,460	2,816
	Mecklenburg County NC GO	5.000%	3/1/26	1,085	1,321
	Mecklenburg County NC Public Improvement GO	5.000%	12/1/26	1,775	2,209
	North Carolina GAN	5.000%	3/1/25	1,055	1,235
	North Carolina GAN	5.000%	3/1/27	1,015	1,179
	North Carolina GO	5.000%	5/1/22	360	379
	North Carolina GO	3.000%	5/1/33	1,000	1,130
	North Carolina Housing Finance Agency Homeownership Revenue	3.000%	7/1/51	2,925	3,192
	North Carolina Medical Care Commission Health Care Facilities Revenue (Presbyterian Homes Obligated)	4.000%	10/1/40	600	673
	North Carolina Medical Care Commission Health Care Facilities Revenue (Vidant Health)	5.000%	6/1/21	1,000	1,007
	North Carolina Medical Care Commission Health Care Facilities Revenue (WakeMed)	5.000%	10/1/27	1,000	1,055
	North Carolina Medical Care Commission Hospital (Moses Cone Health System) VRDO	0.050%	4/7/21	2,025	2,025

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	North Carolina Medical Care Commission Hospital Revenue (Southeastern Regional Medical Center)	5.000%	6/1/24	850	891
	North Carolina State Grant Anticipation Revenue	5.000%	3/1/28	1,000	1,275
	North Carolina State Limited Obligation	5.000%	5/1/25	3,590	4,244
[4]	North Carolina Turnpike Authority Revenue	5.000%	1/1/38	30	37
	North Carolina Turnpike Authority Revenue	4.000%	1/1/39	2,000	2,249
	Orange County NC Public Facilities Co. Revenue	5.000%	10/1/24	320	342
	Orange County NC Public Facilities Co. Revenue Prere.	5.000%	10/1/22	180	193
	University of North Carolina at Charlotte Revenue	4.000%	10/1/35	400	467
	University of North Carolina at Charlotte Revenue	3.000%	10/1/36	1,600	1,702
	University of North Carolina at Charlotte Revenue	4.000%	10/1/37	1,000	1,159
	University of North Carolina at Charlotte Revenue	4.000%	10/1/40	325	374
	Wake County NC GO	5.000%	3/1/23	2,145	2,344
[3]	Wake County NC GO	5.000%	4/1/23	1,000	1,097
	Wake County NC GO	4.000%	5/1/30	2,000	2,146
	Western California University General Revenue	3.000%	4/1/36	1,480	1,622
					38,904
North Dakota (0.0%)
	Grand Forks ND Health Care System Revenue (Altru Health System Obligated Group)	5.000%	12/1/25	1,210	1,394
Ohio (1.5%)
	Allen County OH Hospital Facilities Revenue (Mercy Health)	4.000%	12/1/40	1,200	1,391
	Allen County OH Hospital Facilities Revenue (Mercy Health)	5.000%	8/1/29	1,300	1,620
	Allen County OH Hospital Facilities Revenue (Mercy Health)	4.000%	8/1/37	2,200	2,500
	American Municipal Power Ohio Inc. Revenue (Fremont Energy Center Project) Prere.	5.250%	2/15/22	570	595
	American Municipal Power Ohio Inc. Revenue (Fremont Energy Center Projects)	5.000%	2/15/42	3,000	3,105
	American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	5.000%	2/15/26	1,025	1,235
	Bowling Green State University Ohio Revenue	5.000%	6/1/26	400	481
	Bowling Green State University Ohio Revenue	5.000%	6/1/27	260	320
	Buckeye OH Tobacco Settlement Financing Authority Revenue	5.000%	6/1/34	1,150	1,456
	Buckeye OH Tobacco Settlement Financing Authority Revenue	4.000%	6/1/39	240	276
	Buckeye OH Tobacco Settlement Financing Authority Revenue	5.000%	6/1/55	2,355	2,653
	Butler County OH Hospital facilities Revenue (Cincinnati Children's Hospital Medical Center)	5.000%	5/15/32	2,000	2,712
	Butler County OH Hospital Facilities Revenue (Kettering Health Network)	5.250%	4/1/31	500	500
	Centerville OH Health Care Revenue (Graceworks Lutheran Services)	5.000%	11/1/26	725	780
	Centerville OH Health Care Revenue (Graceworks Lutheran Services)	5.000%	11/1/27	380	411
	Cleveland OH Municipal School District GO	5.000%	12/1/28	1,000	1,097

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cleveland-Cuyahoga County OH Port Authority Cultural Facilities Revenue (Cleveland Museum of Natural History Project)	4.000%	7/1/38	365	429
[4]	Columbus OH City School District GO	0.000%	12/1/29	1,000	867
	Columbus OH GO	4.000%	8/15/26	1,730	1,985
	Columbus OH GO Prere.	5.000%	7/1/22	535	567
	Columbus OH Sewer Revenue Prere.	5.000%	12/1/24	4,000	4,672
	Columbus OH Sewer Revenue VRDO	0.030%	4/7/21	3,900	3,900
	Cuyahoga County OH Excise Tax Revenue (Sports Facilities Improvement Project) Prere.	5.000%	12/1/23	510	574
	Cuyahoga County OH Hospital Revenue (Metro Health System)	5.000%	2/15/32	1,000	1,177
	Fairfield County OH Hospital Facilities Revenue (Fairfield Medical Center)	5.125%	6/15/33	615	641
	Franklin County OH Convention Facilities Authority Revenue	5.000%	12/1/28	1,680	1,910
	Franklin County OH Convention Facilities Authority Revenue	5.000%	12/1/30	680	812
	Franklin County OH Hospital Revenue (Nationwide Children's Hospital)	5.000%	11/1/31	1,000	1,319
	Franklin County OH Revenue (Trinity Health Corp.)	5.000%	12/1/31	1,100	1,428
	Franklin County OH Sales Tax Revenue	5.000%	6/1/28	830	1,067
	Hamilton County OH Hospital Facilities Revenue (UC Health)	5.000%	9/15/28	625	791
	Hamilton County OH Hospital Facilities Revenue (TriHealth Obligated Group)	5.000%	8/15/36	1,000	1,196
[2]	Lancaster OH Port Authority Gas Supply Revenue PUT	5.000%	2/1/25	1,100	1,275
	Lucas County OH Hospital Revenue (ProMedica Healthcare Obligated Group)	5.000%	11/15/26	320	326
	Lucas County OH Hospital Revenue (ProMedica Healthcare Obligated Group) Prere.	5.250%	11/15/21	535	552
	Miami Valley OH Career Technology Center GO	5.000%	12/1/25	880	1,060
	Montgomery County OH Hospital Facilities Improvement & Refunding Revenue (Kettering Health Network)	3.000%	8/1/34	900	971
	Montgomery County OH Hospital Revenue (Premier Health Partners)	5.000%	11/15/31	2,290	2,874
	Montgomery County OH Hospital Revenue (Premier Health Partners)	5.000%	11/15/37	2,590	3,162
[2]	Montgomery County OH Hospital Revenue (Premier Health Partners) VRDO	0.060%	4/1/21	1,075	1,075
	North Royalton OH City School District GO	5.000%	12/1/26	300	354
	North Royalton OH City School District GO	5.000%	12/1/28	1,400	1,645
	Ohio Capital Facilities Lease-Appropriation Revenue (Adult Correctional Building Fund Projects)	5.000%	10/1/33	1,585	1,949
	Ohio Capital Facilities Lease-Appropriation Revenue (Mental Health Facilities Improvement Fund Projects)	5.000%	2/1/22	750	780
	Ohio Capital Facilities Lease-Appropriation Revenue (Transportation Building Fund Projects)	5.000%	4/1/30	1,155	1,346
	Ohio Common Schools GO Prere.	5.000%	6/15/22	1,000	1,058
	Ohio GO	5.000%	5/1/23	1,870	2,057
	Ohio GO	5.000%	8/1/23	500	532
	Ohio GO	5.000%	8/1/24	500	577
	Ohio GO	5.000%	11/1/24	1,675	1,949

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Ohio GO	5.000%	2/1/27	1,000	1,206
Ohio GO	5.000%	6/15/27	3,425	3,733
Ohio GO	5.000%	5/1/33	1,010	1,272
Ohio GO	5.000%	3/1/35	1,000	1,222
Ohio GO	5.000%	3/15/36	1,005	1,133
Ohio GO	5.000%	3/1/38	2,000	2,428
Ohio GO Prere.	5.000%	8/1/21	1,110	1,128
Ohio Higher Education GO	5.000%	8/1/21	500	508
Ohio Higher Education GO	5.000%	5/1/30	5,015	5,905
Ohio Higher Educational Facility Commission Revenue (Case Western Reserve University Project)	5.000%	12/1/22	585	631
Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/25	2,450	2,954
Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/28	1,020	1,237
Ohio Parks & Recreation Capital Facilities Revenue	5.000%	12/1/35	1,320	1,660
Ohio Parks & Recreation Capital Facilities Revenue	5.000%	12/1/37	2,240	2,801
Ohio Revenue (Transportation Building Fund Projects)	5.000%	4/1/26	925	1,124
Ohio State Common Schools GO	5.000%	6/15/23	500	553
Ohio State Hospital Revenue (Premier Health Partners Obligated Group)	5.000%	11/15/33	105	133
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/28	1,030	1,116
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/35	1,310	1,608
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	6/1/25	5,050	5,990
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	12/1/26	1,850	2,300
Penta Career Center Ohio COP	5.250%	4/1/23	125	131
Revere OH Local School District GO Prere.	5.000%	6/1/22	1,000	1,057
Revere OH Local School District GO Prere.	5.000%	6/1/22	665	703
Winton Woods City OH School District GO Prere.	5.000%	5/1/22	550	579
Winton Woods City OH School District GO Prere.	5.000%	5/1/22	255	268
Winton Woods City OH School District GO Prere.	5.000%	5/1/22	250	263
Winton Woods City OH School District GO Prere.	5.000%	5/1/22	260	274
Winton Woods City OH School District GO Prere.	5.000%	5/1/22	250	263
				112,189
Oklahoma (0.2%)
Edmond OK Public Works Authority Sales Tax & Utility System Revenue	4.000%	7/1/25	1,160	1,322
Norman OK Regional Hospital Authority Revenue	5.000%	9/1/28	1,245	1,525
Oklahoma Capitol Improvement Authority Facilities Revenue	5.000%	7/1/26	1,145	1,307
Oklahoma Capitol Improvement Authority Facilities Revenue	4.000%	7/1/38	1,000	1,146
Oklahoma City OK GO	5.000%	3/1/24	525	527
Oklahoma Development Finance Authority Health System Revenue (Integris Baptist Medical Center)	4.000%	8/15/38	1,000	1,081
Oklahoma Development Finance Authority Health System Revenue (OU Medicine)	5.000%	8/15/28	1,500	1,850

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Oklahoma Turnpike Authority Revenue	5.000%	1/1/37	2,020	2,384
	Tulsa County OK Industrial Authority Senior Living Community Revenue (Montereau Inc.)	5.000%	11/15/23	280	299
	University of Oklahoma Revenue Prere.	5.000%	7/1/21	475	481
					11,922
Oregon (0.3%)
	Clatsop County OR School District No. 10 Seaside GO	5.000%	6/15/33	1,140	1,396
	Deschutes & Jefferson Counties OR School District No. 2J GO	0.000%	6/15/31	750	625
	Medford Hospital Facilities Authority Revenue	5.000%	8/15/35	1,000	1,287
	Multnomah County OR School District GO	5.000%	6/15/29	1,015	1,195
	Multnomah County OR School District GO	3.000%	6/15/41	1,000	1,079
	Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/25	1,380	1,570
	Oregon Department of Administrative Services Lottery Revenue	5.250%	4/1/31	70	70
	Oregon Department of Administrative Services Lottery Revenue Prere.	5.250%	4/1/21	430	430
	Oregon Department of Transportation Highway User Tax Revenue	5.000%	11/15/39	2,000	2,555
	Oregon Facilities Authority Revenue (Legacy Health Project)	5.000%	6/1/33	1,000	1,177
	Oregon Facilities Authority Revenue (Reed College Projects)	4.000%	7/1/31	450	520
	Oregon Facilities Authority Revenue (Reed College Projects)	4.000%	7/1/32	450	518
	Oregon GO	5.000%	5/1/23	500	526
	Oregon GO	4.000%	6/1/23	790	855
	Oregon GO	5.000%	6/1/35	1,000	1,344
	Salem OR Hospital Facilities Authority Revenue (Capital Manor Inc.)	5.000%	5/15/33	550	625
	Salem OR Hospital Facilities Authority Revenue (Capital Manor Inc.)	5.000%	5/15/38	500	561
	Tri-County Metropolitan Transportation District of Oregon Revenue	4.000%	9/1/40	5,645	6,239
	Washington County OR School District No. 48J Beaverton GO	5.000%	6/15/36	1,305	1,596
					24,168
Pennsylvania (2.2%)
	Allegheny County PA GO	4.000%	11/1/30	1,025	1,193
	Allegheny County PA Hospital Development Authority Revenue	5.000%	4/1/27	1,010	1,243
	Allegheny County PA Hospital Development Authority Revenue	5.000%	4/1/32	1,000	1,220
	Allegheny County PA Hospital Development Authority Revenue	5.000%	4/1/33	1,000	1,216
	Allegheny County PA Hospital Development Authority Revenue	4.000%	4/1/38	500	561
	Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh Medical Center)	5.000%	7/15/27	1,000	1,251
	Allegheny County PA Sanitary Authority Sewer Revenue	4.000%	6/1/39	415	491
	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/24	1,000	1,050
[5]	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/27	250	296
[6]	Allentown PA School District GO	5.000%	6/1/31	1,000	1,184
[6]	Armstrong PA School District GO	5.000%	3/15/27	995	1,214

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Armstrong PA School District GO	5.000%	3/15/29	920	1,165
	Bucks County PA Industrial Development Authority Revenue (Grand View Hospital Project)	5.000%	7/1/30	750	900
	Centennial PA School District Bucks County GO	5.000%	12/15/29	1,455	1,906
	Central Bradford PA Progress Authority Revenue (Guthrie Healthcare System) Prere.	5.500%	12/1/21	530	549
	Chester County PA GO Prere.	5.000%	11/15/22	750	809
[6]	Coatesville PA Area School District Building GO	0.000%	10/1/34	450	291
[6]	Coatesville PA School District Building Authority Lease Revenue	5.000%	12/1/26	335	364
[6]	Coatesville PA School District Building Authority Lease Revenue	5.000%	12/1/27	365	396
	Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/26	500	604
[5]	Dauphin County PA General Authority Revenue (Harrisburg University of Science & Technology)	5.000%	10/15/30	840	875
	Dauphin County PA GO	5.000%	11/15/27	2,055	2,593
	Delaware River PA Joint Toll Bridge Commission System Revenue	5.000%	7/1/34	225	275
[7]	Delaware Valley PA Regional Finance Authority Revenue	5.500%	8/1/28	260	335
	East Hempfield Township PA Industrial Development Authority Revenue (Millersville University Student Housing Project)	5.000%	7/1/29	1,000	1,027
	Easton PA Area School District GO	4.000%	4/1/28	580	701
[6,7]	Erie PA Sewer Authority Revenue	0.000%	12/1/25	85	80
[6,7]	Erie PA Sewer Authority Revenue ETM	0.000%	12/1/25	1,165	1,125
	Geisinger Authority PA Health System Revenue (Geisinger Health System)	5.000%	4/1/35	1,000	1,278
	Lehigh County PA General Purpose Hospital Authority Revenue (Lehigh Valley Health Network)	5.000%	7/1/29	1,220	1,466
	Lehigh County PA General Purpose Hospital Authority Revenue (Lehigh Valley Health Network)	5.000%	7/1/29	2,400	3,111
[4]	Luzerne County PA Industrial Development Authority Lease Revenue	5.000%	12/15/25	1,000	1,181
	Manheim Township PA School District GO	5.000%	2/1/30	830	983
	Monroeville PA Finance Authority Revenue (UPMC Health System)	4.250%	2/15/42	2,500	2,611
	Monroeville PA Finance Authority Revenue (UPMC Health System)	5.000%	2/15/42	1,425	1,505
	Montgomery County PA Higher Education & Health Authority Hospital Revenue (Abington Memorial Hospital) Prere.	5.000%	6/1/22	500	528
	Montgomery County PA Higher Education & Health Authority Revenue (Thomas Jefferson University)	5.000%	9/1/32	1,515	1,900
	Montgomery County PA Industrial Development Authority Health Services Revenue (Albert Einstein Healthcare Network)	5.000%	1/15/23	1,015	1,089
	Montgomery County PA Industrial Development Authority Health Services Revenue (Albert Einstein Healthcare Network)	5.000%	1/15/25	1,000	1,144

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Montgomery County PA Industrial Development Authority Retirement Community Revenue (ACTS Retirement- Life Communities Obligated Group) Prere.	5.000%	5/15/22	1,250	1,318
	Mount Lebanon PA Hospital Authority Revenue (St. Clair Memorial Hospital Project)	5.000%	7/1/38	1,000	1,213
	Northampton County PA General Purpose Authority Hospital Revenue (St. Luke's Hospital Project)	5.000%	8/15/25	1,275	1,509
	Pennsylvania COP	5.000%	7/1/26	500	603
	Pennsylvania COP	5.000%	7/1/27	500	616
	Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	3/15/29	1,060	1,286
	Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	11/15/30	1,510	1,879
	Pennsylvania GO	5.375%	7/1/21	500	506
	Pennsylvania GO	5.000%	8/15/23	2,000	2,224
	Pennsylvania GO	5.000%	1/1/24	1,500	1,692
	Pennsylvania GO	5.000%	8/15/24	500	577
	Pennsylvania GO	5.000%	1/1/26	3,295	3,973
	Pennsylvania GO	5.000%	9/15/26	1,500	1,847
	Pennsylvania GO	5.000%	7/15/28	4,975	6,374
	Pennsylvania GO	4.000%	1/1/29	3,000	3,492
[4]	Pennsylvania GO	4.000%	8/15/30	1,000	1,134
	Pennsylvania GO	5.000%	3/15/32	8,000	9,309
	Pennsylvania GO	5.000%	10/15/32	1,000	1,113
[4]	Pennsylvania GO	4.000%	3/1/33	1,110	1,314
[4]	Pennsylvania GO	4.000%	3/1/34	1,670	1,971
	Pennsylvania GO	4.000%	3/1/36	1,000	1,154
	Pennsylvania GO	4.000%	3/1/37	1,000	1,151
[6]	Pennsylvania GO	4.000%	3/1/37	1,000	1,169
	Pennsylvania GO Prere.	5.000%	11/15/21	500	515
	Pennsylvania Higher Educational Facilities Authority Revenue (Temple University) Prere.	5.000%	4/1/22	500	524
	Pennsylvania Higher Educational Facilities Authority Revenue (University of Pennsylvania Health System)	4.000%	8/15/36	1,295	1,481
	Pennsylvania Turnpike Commission Motor License Fund Revenue	5.000%	12/1/32	1,000	1,234
	Pennsylvania Turnpike Commission Oil Franchise Tax Revenue	5.000%	12/1/24	1,050	1,180
	Pennsylvania Turnpike Commission Oil Franchise Tax Revenue	5.000%	12/1/28	630	774
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/24	1,980	2,245
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/25	1,690	2,039
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/26	1,960	2,344
[4]	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/26	1,635	2,000
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/26	750	907
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/27	2,255	2,720
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/29	1,570	1,973
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/29	1,100	1,307
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/30	300	352
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/32	1,500	1,810
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/32	2,000	2,311
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/32	1,250	1,611
[4]	Pennsylvania Turnpike Commission Revenue	6.250%	6/1/33	1,760	2,217
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/35	1,500	1,787
[3]	Pennsylvania Turnpike Commission Revenue	4.000%	12/1/36	1,650	1,969

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/37	1,000	1,260
	Pennsylvania Turnpike Commission Revenue	6.375%	12/1/38	1,000	1,316
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/39	1,520	1,958
	Pennsylvania Turnpike Commission Revenue	5.250%	12/1/39	1,000	1,159
[9]	Pennsylvania Turnpike Commission Revenue, SIFMA Municipal Swap Index Yield + 0.980%	1.030%	12/1/21	1,315	1,316
	Perkiomen Valley School District Pennsylvania GO	4.000%	2/15/31	2,465	2,747
	Philadelphia PA Airport Revenue	5.000%	7/1/34	1,500	1,903
	Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/24	1,015	1,149
	Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/27	1,000	1,159
	Philadelphia PA Gas Works Revenue	5.000%	10/1/25	1,625	1,919
	Philadelphia PA Gas Works Revenue	5.000%	10/1/26	1,000	1,209
	Philadelphia PA Gas Works Revenue	5.000%	8/1/36	1,300	1,572
	Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Temple University Health System Obligated Group)	5.000%	7/1/25	1,000	1,141
	Philadelphia PA School District GO	5.000%	9/1/31	940	1,108
	Philadelphia PA Water & Wastewater Revenue	5.000%	7/1/26	1,000	1,145
	Philadelphia PA Water & Wastewater Revenue	5.000%	10/1/34	2,500	3,275
	Philadelphia PA Water & Wastewater Revenue	4.000%	7/1/35	1,110	1,238
[4]	Pittsburgh & Allegheny County PA Sports & Exhibition Authority Sales Tax Revenue	5.000%	2/1/31	1,000	1,301
[4]	Pittsburgh PA Water & Sewer Authority Revenue	5.000%	9/1/33	1,000	1,275
[4,9]	Pittsburgh PA Water & Sewer Authority Revenue, SIFMA Municipal Swap Index Yield + 0.650% PUT	0.700%	12/1/23	350	351
[4]	Reading PA School District GO	5.000%	3/1/25	955	1,105
	Saint Mary PA Hospital Authority Health System Revenue (Trinity Health Corp. Obligated Group)	5.000%	11/15/25	815	980
	Saint Mary PA Hospital Authority Health System Revenue (Trinity Health Corp. Obligated Group)	5.000%	11/15/26	770	951
	Snyder County PA Higher Education Authority University Revenue (Susquehanna University Project)	5.000%	1/1/27	1,135	1,378
	Southcentral Pennsylvania General Authority Revenue (WellSpan Health Obligated Group) Prere.	5.000%	6/1/24	1,085	1,244
[6]	State Public School Building Authority Pennsylvania College Revenue (Community College of Allegheny County Project)	4.000%	6/15/29	1,075	1,210
[6]	State Public School Building Authority Pennsylvania Lease Revenue (School District of Philadelphia)	5.000%	6/1/24	1,535	1,739
[4]	State Public School Building Authority Pennsylvania Lease Revenue (School District of Philadelphia)	5.000%	6/1/26	1,650	1,972
					162,514
Puerto Rico (0.2%)
[8]	Puerto Rico Electric Power Authority Revenue	5.000%	7/1/21	500	504
[10,18]	Puerto Rico Highway & Transportation Authority Revenue	5.250%	7/1/21	500	505
	Puerto Rico Housing Finance Authority Capital Fund Modernization Program (Puerto Rico Public Housing Projects)	5.000%	12/1/27	1,000	1,255

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,12]	Puerto Rico Public Finance Corp. Revenue ETM	6.000%	8/1/26	1,000	1,273
	Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/24	198	186
	Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/27	1,327	1,162
	Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/29	2,774	2,285
	Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/31	145	111
	Puerto Rico Sales Tax Financing Corp. Revenue	4.329%	7/1/40	7,096	7,591
	Puerto Rico Sales Tax Financing Corp. Revenue	4.329%	7/1/40	1,735	1,856
	Puerto Rico Sales Tax Financing Corp. Revenue	4.550%	7/1/40	65	70
	Puerto Rico Sales Tax Financing Corp. Revenue	4.550%	7/1/40	135	146
					16,944
Rhode Island (0.1%)
	Narragansett RI Commission Wastewater System Revenue Prere.	5.000%	2/1/25	1,950	2,288
	Rhode Island Commerce Corp. Airport Revenue	5.000%	7/1/30	500	586
	Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue (University of Rhode Island)	5.000%	9/15/25	500	593
	Tobacco Settlement Financing Corp. Rhode Island Revenue	2.250%	6/1/41	825	869
					4,336
South Carolina (0.5%)
	Charleston County SC Airport District System Revenue	5.000%	7/1/34	250	310
	Charleston SC Educational Excellence Financing Corp. Revenue (Charleston County School District, South Carolina Project)	5.000%	12/1/23	590	663
	Columbia SC Waterworks & Sewer System Revenue	3.000%	2/1/35	875	972
	Columbia SC Waterworks & Sewer System Revenue Prere.	5.000%	2/1/22	250	260
	Georgetown County SC School District GO	3.000%	3/1/31	1,665	1,856
	Greenville SC Hospital Systems Facilities Revenue (Trustees Hospital)	5.000%	5/1/29	1,820	1,907
	Lancaster County SC School District GO	4.000%	3/1/32	1,000	1,162
	Lexington County SC Health Services District Inc. Hospital Revenue	5.000%	11/1/25	1,000	1,192
	Lexington County SC Health Services District Inc. Hospital Revenue	5.000%	11/1/34	1,500	1,748
	Myrtle Beach SC Hospitality Fee Revenue	5.000%	6/1/25	1,030	1,152
[2]	Patriots Energy Group Finance Authority SC Gas Supply Revenue PUT	4.000%	2/1/24	1,895	2,069
[8]	Piedmont SC Municipal Power Agency Revenue	0.000%	1/1/24	1,600	1,564
	South Carolina Association of Governmental Organizations Educational Facilities Corp. Revenue (Pickens School District)	5.000%	12/1/26	1,420	1,666
	South Carolina Jobs Economic Development Authority Hospital Revenue (Palmetto Health) Prere.	5.250%	8/1/23	1,000	1,116

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	South Carolina Jobs Economic Development Authority Hospital Revenue (Prisma Health)	5.000%	5/1/37	1,500	1,810
	South Carolina Public Service Authority Revenue	5.000%	12/1/26	1,140	1,316
	South Carolina Public Service Authority Revenue	5.000%	12/1/31	1,200	1,581
	South Carolina Public Service Authority Revenue	5.000%	12/1/37	2,430	2,883
	South Carolina Public Service Authority Revenue	5.000%	12/1/37	1,095	1,318
	South Carolina Public Service Authority Revenue	5.000%	12/1/38	1,125	1,247
	South Carolina Public Service Authority Revenue Prere.	5.000%	12/1/21	1,465	1,512
	South Carolina Transportation Infrastructure Revenue	5.000%	10/1/32	1,290	1,615
[4]	Spartanburg SC Regional Health Services District Revenue	5.000%	4/15/34	510	643
	State of South Carolina GO	5.000%	4/1/27	1,160	1,456
	State of South Carolina GO	5.000%	4/1/27	1,060	1,331
[6]	Sumter Two School Facilities Inc. South Carolina Installment Purchase Revenue	5.000%	12/1/26	1,000	1,174
					35,523
South Dakota (0.1%)
	Educational Enhancement Funding Corp. South Dakota Tobacco Settlement Revenue	5.000%	6/1/25	2,000	2,171
	South Dakota Health & Educational Facilities Authority Revenue (Regional Health System Obligated Group)	5.000%	9/1/32	2,915	3,498
	South Dakota Health & Educational Facilities Authority Revenue (Regional Health System Obligated Group)	4.000%	9/1/34	2,125	2,398
					8,067
Tennessee (1.2%)
	Chattanooga TN Electric System Revenue	5.000%	9/1/31	1,000	1,179
	Chattanooga TN Health Educational & Housing Facility Board Revenue (Catholic Health Initiatives) Prere.	5.000%	1/1/23	1,500	1,622
	Chattanooga TN Health Educational & Housing Facility Board Revenue (Common Spirit Health)	5.000%	8/1/29	2,880	3,681
	Chattanooga-Hamilton County TN Hospital Authority Hospital Revenue	5.000%	10/1/27	1,035	1,153
	Greeneville TN Health & Educational Facilities Board Hospital Revenue (Ballad Health)	5.000%	7/1/27	1,590	1,932
	Jackson TN Hospital Improvement Revenue (West Tennessee Healthcare Obligated Group)	5.000%	4/1/38	3,810	4,573
	Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue (Covenant Healthcare)	5.000%	1/1/36	1,000	1,174
	Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue (University Health System Inc.)	5.000%	9/1/27	925	1,105
	Memphis TN GO	5.000%	5/1/30	500	502
	Memphis TN GO	4.000%	6/1/31	1,000	1,153
	Memphis TN GO	4.000%	5/1/35	5,685	6,708
	Memphis-Shelby County TN Airport Authority Revenue	5.000%	7/1/34	500	637

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Government of Nashville & Davidson County TN Health & Educational Facilities Board Revenue (Blakeford at Green Hills) Prere.	5.000%	7/1/22	500	528
	Montgomery County TN GO	5.000%	6/1/23	1,500	1,655
[2,4]	Shelby County TN Health Educational & Housing Facilities Board Revenue VRDO	0.060%	4/1/21	31,940	31,940
[2]	Tennergy Corp. TN Gas Revenue PUT	5.000%	10/1/24	5,090	5,835
	Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/22	1,835	1,960
	Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/24	1,800	2,013
	Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/25	915	1,053
	Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/26	1,035	1,257
	Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/27	1,185	1,421
	Tennessee Energy Acquisition Corp. Gas Revenue PUT	4.000%	5/1/23	4,040	4,316
	Tennessee Energy Acquisition Corp. Gas Revenue PUT	4.000%	11/1/25	1,625	1,844
	Tennessee GO	5.000%	8/1/22	1,475	1,569
	Tennessee GO	4.000%	8/1/28	4,850	5,514
	Tennessee GO	5.000%	8/1/32	1,000	1,173
	Tennessee School Bond Authority Higher Educational Facilities Revenue (2nd Program)	5.000%	11/1/33	50	62
	Tennessee School Bond Authority Higher Educational Facilities Revenue (2nd Program)	5.000%	11/1/37	1,390	1,779
	Tennessee School Bond Authority Higher Educational Facilities Revenue (2nd Program) Prere.	5.000%	11/1/25	10	12
	Williamson County TN GO Prere.	4.000%	5/1/23	1,320	1,425
					90,775
Texas (5.1%)
	Alamo TX Regional Mobility Authority Revenue	5.000%	6/15/27	1,280	1,509
[19]	Allen TX Independent School District GO	5.000%	2/15/26	1,035	1,253
[19]	Arlington TX Higher Education Finance Corp. Revenue (Riverwalk Education Foundation Inc.)	4.000%	8/15/33	600	710
[19]	Arlington TX Independent School District (Unlimited Tax) GO	5.000%	2/15/26	1,090	1,275
[4]	Arlington TX Special Tax Revenue	5.000%	2/15/27	420	521
[4]	Arlington TX Special Tax Revenue	5.000%	2/15/28	305	387
[6]	Arlington TX Special Tax Revenue	5.000%	2/15/32	1,160	1,406
	Atascosa County TX Industrial Development Corp. Pollution Control Refunding Revenue Bonds	5.000%	12/15/37	1,435	1,701
	Austin TX Airport System Revenue	5.000%	11/15/26	1,120	1,378
	Austin TX Airport System Revenue	5.000%	11/15/32	1,200	1,440
	Austin TX Community College District Public Facilities Corp. Lease Revenue	5.000%	8/1/27	1,000	1,179
	Austin TX Electric Utilities Systems Revenue	5.000%	11/15/29	5,000	5,977
	Austin TX Water & Wastewater System Revenue	5.000%	11/15/37	1,000	1,229
	Austin TX Water & Wastewater System Revenue ETM	5.000%	11/15/21	500	515
	Bexar County TX GO Prere.	5.000%	6/15/23	3,230	3,572
	Bexar County TX GO Prere.	5.000%	6/15/24	1,145	1,316
	Brownsville TX Utility System Revenue Prere.	4.000%	9/1/23	1,000	1,089

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Central Texas Regional Mobility Authority Revenue	5.000%	1/1/24	1,015	1,136
	Central Texas Regional Mobility Authority Revenue	0.000%	1/1/25	100	95
	Central Texas Regional Mobility Authority Revenue	5.000%	1/1/25	250	283
	Central Texas Regional Mobility Authority Revenue	0.000%	1/1/26	180	168
	Central Texas Regional Mobility Authority Revenue	5.000%	1/1/26	1,115	1,322
	Central Texas Regional Mobility Authority Revenue	5.000%	1/1/30	865	997
[3]	Central Texas Regional Mobility Authority Revenue	5.000%	1/1/31	650	852
	Central Texas Regional Mobility Authority Revenue	5.000%	1/1/32	950	1,213
	Central Texas Regional Mobility Authority Revenue	5.000%	1/1/34	1,450	1,675
	Central Texas Regional Mobility Authority Revenue	4.000%	1/1/36	1,115	1,288
	Central Texas Regional Mobility Authority Revenue Prere.	5.000%	1/1/23	565	613
[19]	Clear Creek TX Independent School District GO	5.000%	2/15/34	910	1,112
	Collin County TX Community College District GO	4.000%	8/15/34	2,500	2,995
[19]	Comal Texas Independent School District	4.000%	2/1/39	5,000	5,412
	Corpus Christi TX General Improvement Refunding	5.000%	3/1/25	1,300	1,528
	Dallas County TX Community College District GO	5.000%	2/15/26	1,000	1,200
	Dallas TX Area Rapid Transit Sales Tax Revenue	5.000%	12/1/32	1,670	1,985
	Dallas TX Area Rapid Transit Sales Tax Revenue	5.000%	12/1/32	2,065	2,687
	Dallas TX Area Rapid Transit Sales Tax Revenue Prere.	5.000%	12/1/22	500	540
[19]	Dallas TX Independent School District	5.000%	2/15/30	2,200	2,554
[19]	Dallas TX Independent School District GO	5.000%	2/15/23	485	487
[19]	Dallas TX Independent School District GO	4.000%	2/15/29	2,265	2,546
	Dallas TX Waterworks & Sewer System Revenue	5.000%	10/1/21	1,340	1,372
	Dallas TX Waterworks & Sewer System Revenue	4.000%	10/1/31	1,675	2,002
	Dallas TX Waterworks & Sewer System Revenue ETM	5.000%	10/1/22	210	215
	Dallas TX Waterworks & Sewer System Revenue Prere.	5.000%	10/1/21	195	200
	Dallas-Fort Worth TX International Airport Revenue	5.250%	11/1/29	1,000	1,120
	Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/30	3,700	4,884
	Dallas-Fort Worth TX International Airport Revenue	4.000%	11/1/35	2,000	2,393
[19]	Eagle Mountain & Saginaw TX Independent School District GO PUT	2.000%	8/1/24	1,035	1,089
	El Paso TX GO	5.000%	8/15/28	750	963
	El Paso TX GO	5.000%	8/15/31	850	1,108
	El Paso TX GO	4.000%	8/15/34	1,000	1,202
[19]	El Paso TX Independent School District Revenue	5.000%	8/15/42	5,000	5,947
[6]	Fort Bend County TX Municipal Utility District No. 58 (Unlimited Tax Refunding)	3.000%	4/1/35	435	472

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Fort Worth TX GO	5.000%	3/1/25	1,115	1,308
	Fort Worth TX Water & Sewer Revenue	5.000%	2/15/25	450	452
	Frisco TX Refunding & Improvement GO	5.000%	2/15/28	1,425	1,668
	Garland TX Electric Utility System Revenue	5.000%	3/1/30	675	850
[19]	Garland TX Independent School District GO	5.000%	2/15/22	1,025	1,068
[11]	Grand Parkway Transportation Corp. Texas System Toll Revenue, 5.050% coupon rate effective 10/1/2023	0.000%	10/1/30	1,550	1,774
	Grand Parkway Transportation Corp. TX BAN	5.000%	2/1/23	2,500	2,691
[19]	Gregory-Portland Independent School District	4.000%	2/15/30	2,000	2,411
	Harris County TX Cultural Education Facilities Finance Corp. Thermal Utility Revenue (TECO Project)	5.000%	11/15/30	1,000	1,247
	Harris County TX Flood Control Improvement GO	3.000%	10/1/39	2,000	2,190
	Harris County TX GO	5.000%	8/15/22	1,960	2,090
	Harris County TX GO	5.000%	10/1/23	20	20
	Harris County TX GO	5.000%	8/15/32	1,025	1,091
	Harris County TX GO	5.000%	10/1/36	1,200	1,424
	Harris County TX GO	5.000%	10/1/40	2,470	2,913
	Harris County TX GO Prere.	5.000%	10/1/21	280	287
	Harris County TX Toll Road Revenue	5.000%	8/15/32	515	546
	Harris County TX Toll Road Revenue	5.000%	8/15/41	1,695	2,006
	Hidalgo County TX Certificates GO	4.000%	8/15/37	1,000	1,171
	Houston TX Airport System Revenue	5.000%	7/1/26	1,160	1,410
	Houston TX Airport System Revenue	5.000%	7/1/31	115	142
	Houston TX Airport System Revenue	5.000%	7/1/37	1,720	2,091
	Houston TX GO	5.000%	3/1/27	1,000	1,243
	Houston TX GO	4.000%	3/1/35	1,500	1,695
	Houston TX Hotel Occupancy Tax & Special Revenue (Convention & Entertainment Facilities)	5.000%	9/1/24	1,070	1,192
[19]	Houston TX Independent School District GO	5.000%	2/15/27	1,750	2,108
	Houston TX Utility System Revenue	5.000%	5/15/25	1,160	1,324
	Houston TX Utility System Revenue	5.000%	11/15/26	1,350	1,671
	Houston TX Utility System Revenue	4.000%	11/15/31	1,000	1,166
	Houston TX Utility System Revenue	5.000%	11/15/34	1,000	1,152
	Houston TX Utility System Revenue	5.000%	11/15/34	1,000	1,321
[19]	Katy TX Independent School District GO	4.000%	2/15/27	275	293
[19]	Katy TX Independent School District GO	4.000%	2/15/28	375	400
[19]	Klein TX Independent School District	5.000%	8/1/25	4,480	5,343
[19]	Klein TX Independent School District GO	5.000%	8/1/34	1,200	1,457
[19]	Klein TX Independent School District GO	4.000%	2/1/45	1,000	1,105
[19]	Lamar TX Consolidated Independent School District GO	5.000%	2/15/26	1,360	1,592
	Laredo TX Community College District GO Prere.	5.000%	8/1/24	1,000	1,153
[19]	Laredo TX Independent School District GO	4.000%	8/1/28	1,635	1,813
[19]	Lewisville TX Independent School District (Unlimited Tax Building) GO	5.000%	8/15/25	3,820	4,562
	Lone Star College System Texas GO	5.000%	2/15/28	5,500	6,602
	Lower Colorado River Authority Texas Revenue	5.000%	5/15/37	1,330	1,392
	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/28	1,200	1,402
	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/28	1,000	1,134

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/34	1,120	1,392
	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/36	1,085	1,386
	Lubbock TX GO Prere.	5.000%	2/15/22	500	521
[19]	Mansfield TX Independent School District GO Prere.	4.000%	2/15/23	1,265	1,356
[19]	Mansfield TX Independent School District GO Prere.	5.000%	2/15/23	1,250	1,363
[19]	McKinney TX Independent School District Unlimited Building (Collin County)	5.000%	2/15/22	250	260
	Mesquite TX Health Facilities Development Corp. Retirement Facility Revenue (Christian Care Centers Inc. Project)	5.000%	2/15/24	220	177
[19]	Mesquite TX Independent School District GO	4.000%	8/15/30	1,155	1,317
[19]	Midlothian TX Independent School District Revenue GO PUT	2.000%	8/1/24	1,005	1,053
	Montgomery TX GO	4.000%	3/1/30	1,840	2,191
[19]	Montgomery TX Independent School District Refunding Bonds	4.000%	2/15/45	2,000	2,200
	New Hope TX Cultural Education Facilities Finance Corp. First Mortgage Revenue (Morningside Ministries Project)	6.250%	1/1/33	1,640	1,716
	New Hope TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue (Westminster Manor Project)	5.000%	11/1/26	1,060	1,210
	New Hope TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue (Westminster Manor Project)	5.000%	11/1/27	1,000	1,140
	New Hope TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue (Westminster Manor Project)	5.000%	11/1/28	870	988
	New Hope TX Cultural Education Facilities Finance Corp. Student Housing Revenue (Tarleton State University Project) ETM	5.000%	4/1/23	200	219
	New Hope TX Cultural Education Facilities Finance Corp. Student Housing Revenue (Tarleton State University Project) ETM	5.000%	4/1/24	210	239
	New Hope TX Cultural Education Facilities Finance Corp. Student Housing Revenue (Tarleton State University Project) ETM	5.000%	4/1/25	240	283
[19]	North East TX Independent School District GO	5.250%	2/1/22	580	604
	North East TX Regional Mobility Authority Revenue	5.000%	1/1/30	2,390	2,758
	North Texas Municipal Water District Regional Wastewater System Revenue	5.000%	6/1/22	1,495	1,579
	North Texas Municipal Water District Regional Wastewater System Revenue	5.000%	6/1/23	1,555	1,716
	North Texas Municipal Water District Regional Wastewater System Revenue	4.000%	6/1/31	1,500	1,749
	North Texas Municipal Water District Water System Revenue	5.000%	9/1/22	1,645	1,757
	North Texas Municipal Water District Water System Revenue	5.000%	9/1/23	1,025	1,142
	North Texas Municipal Water District Water System Revenue	5.000%	9/1/33	4,000	4,734
	North Texas Municipal Water District Water System Revenue	5.000%	9/1/34	4,000	4,726
	North Texas Tollway Authority System Revenue	5.000%	1/1/26	1,060	1,145
	North Texas Tollway Authority System Revenue	5.000%	1/1/27	2,625	2,945

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	North Texas Tollway Authority System Revenue	5.000%	1/1/29	1,245	1,440
	North Texas Tollway Authority System Revenue	5.000%	1/1/30	575	643
	North Texas Tollway Authority System Revenue	5.000%	1/1/32	1,820	2,092
	North Texas Tollway Authority System Revenue	5.000%	1/1/33	1,500	1,721
	North Texas Tollway Authority System Revenue	5.000%	1/1/34	1,730	1,982
	North Texas Tollway Authority System Revenue	5.000%	1/1/35	1,060	1,213
	North Texas Tollway Authority System Revenue	4.000%	1/1/36	1,015	1,144
[4]	North Texas Tollway Authority System Revenue	4.000%	1/1/37	1,520	1,703
	North Texas Tollway Authority System Revenue	4.000%	1/1/37	1,030	1,167
	North Texas Tollway Authority System Revenue	4.000%	1/1/37	1,250	1,447
	North Texas Tollway Authority System Revenue	5.000%	1/1/38	1,005	1,224
	North Texas Tollway Authority System Revenue Prere.	5.500%	9/1/21	500	511
[19]	Northside TX Independent School District GO	5.000%	8/15/25	1,165	1,391
[19]	Northside TX Independent School District GO	4.000%	8/15/32	1,305	1,509
[19]	Northside TX Independent School District GO PUT	0.700%	6/1/25	1,000	1,001
[19]	Northwest Independent School District Texas GO	5.000%	2/15/26	1,000	1,181
[19]	Northwest Independent School District Texas GO	4.000%	2/15/38	2,400	2,896
[19]	Northwest Independent School District Texas GO Prere.	5.000%	2/15/25	1,760	2,068
[19]	Palestine Independent School District GO	5.000%	2/15/29	1,860	2,218
	Pasadena TX GO	4.000%	2/15/28	1,000	1,126
	Pearland TX GO	4.000%	3/1/32	1,095	1,253
	Pearland TX GO	4.000%	3/1/33	910	1,038
	Pearland TX Waterworks & Sewer System Revenue	4.000%	9/1/32	240	275
	Pearland TX Waterworks & Sewer System Revenue	4.000%	9/1/33	340	388
	Pflugerville TX GO	4.000%	8/1/35	1,250	1,432
[19]	Pflugerville TX Independent School District GO	5.000%	2/15/25	1,600	1,879
[19]	Richardson Independent School District GO	5.000%	2/15/26	3,020	3,662
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/24	1,000	1,064
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/30	1,000	1,212
	San Antonio TX Electric & Gas Systems Revenue	4.000%	2/1/34	1,255	1,439
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/34	4,040	5,180
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/36	1,000	1,211
	San Antonio TX Electric & Gas Systems Revenue PUT	1.125%	12/1/26	150	150
	San Antonio TX GO	5.000%	2/1/26	1,000	1,174
	San Antonio TX GO Prere.	4.000%	8/1/22	1,000	1,051
[19]	San Antonio TX Independent School District GO	5.000%	8/15/25	1,200	1,431
[19]	San Antonio TX Independent School District GO	5.000%	8/15/29	1,295	1,540
[19]	San Antonio TX Independent School District GO	5.000%	8/15/37	2,495	2,925
	San Antonio TX Water Revenue	5.000%	5/15/34	1,000	1,220
	San Antonio TX Water Revenue	5.000%	5/15/37	1,680	2,044
	San Antonio TX Water Revenue	5.000%	5/15/38	1,440	1,784
	San Antonio TX Water Revenue	4.000%	5/15/40	3,000	3,315

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Southwest Texas Higher Education Authority Inc. Revenue (Southern Methodist University Project)	4.000%	10/1/34	1,350	1,526
[19]	Spring TX Independent School District GO	5.000%	8/15/32	1,000	1,181
[19]	Spring TX Independent School District GO	5.000%	8/15/35	1,370	1,655
	Sugar Land TX GO	5.000%	2/15/26	510	618
	Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Cook Children's Medical Center)	5.000%	12/1/25	350	420
	Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Methodist Hospitals of Dallas)	5.250%	10/1/31	1,000	1,104
	Tarrant County TX Regional Water District Revenue (Water Control and Improvement District)	5.000%	3/1/25	1,785	2,104
[19]	Texas City TX Independent School District GO	5.000%	8/15/26	3,365	4,003
	Texas GO	5.000%	10/1/22	1,120	1,201
	Texas GO	5.000%	10/1/24	1,210	1,404
	Texas GO	5.000%	8/1/26	925	939
	Texas GO	5.000%	8/1/31	500	508
	Texas GO	5.000%	10/1/36	3,000	3,547
	Texas GO Prere.	5.000%	4/1/24	1,330	1,517
	Texas Municipal Gas Acquisition & Supply Corp I. Revenue	5.250%	12/15/21	515	533
	Texas Municipal Gas Acquisition & Supply Corp I. Revenue	5.250%	12/15/23	245	276
	Texas Municipal Gas Acquisition & Supply Corp I. Revenue	5.250%	12/15/24	580	676
	Texas Municipal Gas Acquisition & Supply Corp I. Revenue	6.250%	12/15/26	155	182
	Texas Municipal Gas Acquisition & Supply Corp. III Revenue	5.000%	12/15/30	2,000	2,576
	Texas Municipal Power Agency Revenue	5.000%	9/1/27	520	522
	Texas Private Activity Bond Surface Transportation Corp. Revenue (Infrastructure Group LLC I-635 Managed Lanes Project)	4.000%	12/31/31	1,000	1,177
	Texas Private Activity Bond Surface Transportation Corp. Revenue (Infrastructure Group LLC I-635 Managed Lanes Project)	4.000%	6/30/32	2,000	2,353
	Texas Private Activity Bond Surface Transportation Corp. Revenue (Infrastructure Group LLC I-635 Managed Lanes Project)	4.000%	12/31/35	1,000	1,157
	Texas Private Activity Bond Surface Transportation Corp. Revenue (Infrastructure Group LLC I-635 Managed Lanes Project)	4.000%	6/30/40	2,000	2,275
	Texas Private Activity Bond Surface Transportation Corp. Revenue (Infrastructure Group LLC I-635 Managed Lanes Projects)	4.000%	6/30/38	1,200	1,374
	Texas Private Activity Bond Surface Transportation Corp. Revenue (Infrastructure Group LLC I-635 Managed Lanes Projects)	4.000%	12/31/38	1,000	1,143
	Texas Private Activity Bond Surface Transportation Corp. Revenue (NTE Mobility Partners LLC North Tarrant Express Managed Lanes Project)	5.000%	12/31/31	1,000	1,264
[6]	Texas Public Finance Authority Revenue (Texas Southern University)	5.000%	11/1/21	1,020	1,044
	Texas State University System Financing System Revenue	5.000%	3/15/32	1,625	1,980
	Texas Transportation Commission GO	5.000%	10/1/21	1,545	1,582
	Texas Transportation Commission GO	5.000%	10/1/22	1,480	1,587

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Texas Transportation Commission GO	5.000%	10/1/29	1,500	1,792
	Texas Transportation Commission GO	5.000%	4/1/32	2,000	2,412
	Texas Transportation Commission Mobility Fund GO	5.000%	10/1/34	1,705	2,111
	Texas Transportation Commission Revenue	5.000%	4/1/23	2,100	2,300
	Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/33	525	589
	Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/34	895	1,002
	Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/37	2,460	2,767
	Texas Water Development Board Revenue	5.000%	8/1/25	1,350	1,611
	Texas Water Development Board Revenue	4.000%	10/15/32	1,065	1,272
	Texas Water Development Board Revenue	4.000%	10/15/33	1,635	1,969
	Texas Water Development Board Revenue	4.000%	10/15/34	1,465	1,761
	Texas Water Development Board Revenue	4.000%	10/15/35	2,860	3,366
	Texas Water Development Board Revenue	4.000%	10/15/35	1,770	2,057
	Texas Water Development Board Revenue	5.000%	8/1/38	5,000	6,157
	Texas Water Development Board State Implementation Revenue Fund (Master Trust)	3.000%	10/15/39	1,755	1,953
	Texas Water Financial Assistance GO	5.000%	8/1/27	260	264
	Texas Water Financial Assistance GO Prere.	5.000%	8/1/21	740	751
	Travis TX GO	5.000%	3/1/27	1,545	1,877
	Trinity River Authority of Texas Regional Wastewater System Revenue	5.000%	8/1/27	1,000	1,233
	Trinity River Authority of Texas Regional Wastewater System Revenue	5.000%	8/1/37	1,235	1,529
[19]	United TX Independent School District GO Prere.	5.000%	8/15/24	2,550	2,941
	University of Houston Texas Revenue	5.000%	2/15/28	5,000	5,994
	University of Houston Texas Revenue	3.000%	2/15/31	3,490	3,912
	University of Houston Texas Revenue	4.000%	2/15/33	1,840	2,068
	University of Houston Texas Revenue	5.000%	2/15/35	4,500	5,324
	University of North Texas Revenue	4.000%	4/15/34	1,110	1,281
	University of North Texas Revenue	5.000%	4/15/36	1,275	1,539
	University of Texas System Revenue Financing System Revenue	5.000%	8/15/23	1,150	1,279
[6]	West Travis County TX Public Utility Agency Revenue	5.000%	8/15/27	1,235	1,536
[6]	West Travis County TX Public Utility Agency Revenue	4.000%	8/15/32	270	308
	Williamson County TX GO	5.000%	2/15/23	230	239
					372,914
Utah (0.3%)
	Alpine UT School District GO	5.000%	3/15/30	1,025	1,259
	Central Utah Water Conservancy District GO	5.000%	4/1/30	500	500
	Central Utah Water Conservancy District Revenue	4.000%	10/1/32	1,000	1,175
	Granite UT School District Salt Lake County GO	5.000%	6/1/23	595	657
	Granite UT School District Salt Lake County GO	5.000%	6/1/28	6,260	8,055
	Jordan Valley UT Water Conservancy District Revenue	4.000%	10/1/32	750	876
[2]	Murray City UT Hospital Revenue VRDO	0.050%	4/1/21	1,525	1,525
	Utah County UT Hospital Revenue (IHC Health Services)	5.000%	5/15/34	750	938
	Utah County UT Hospital Revenue (IHC Health Services)	5.000%	5/15/35	850	1,061
	Utah GO	5.000%	7/1/21	1,300	1,315

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Utah GO	5.000%	7/1/22	1,410	1,495
	Utah GO	5.000%	7/1/24	1,015	1,169
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/26	1,000	1,182
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/37	585	666
	Utah Transit Authority Sales Tax Revenue Prere.	5.000%	6/15/25	1,285	1,527
					23,400
Vermont (0.0%)
	University of Vermont & State Agricultural College GO	5.000%	10/1/38	1,000	1,431
	University of Vermont Educational & Health Buildings Financing Agency Revenue	5.000%	12/1/28	1,010	1,207
					2,638
Virginia (0.9%)
[2]	Albemarle County VA Economic Development Authority Hospital Revenue (Sentara Martha Jefferson Obliged) VRDO	0.060%	4/1/21	1,200	1,200
	Arlington County VA GO Prere.	5.000%	8/1/22	600	639
	Chesapeake VA Toll Road Revenue	5.000%	7/15/21	500	506
	Fairfax County VA GO	5.000%	10/1/23	1,255	1,406
	Fairfax County VA GO	4.000%	10/1/32	1,415	1,658
	Fairfax County VA GO	5.000%	10/1/34	695	913
	Fairfax County VA Public Improvement GO	5.000%	4/1/21	420	420
	Fairfax County VA Water Authority Revenue Prere.	5.000%	4/1/22	500	524
	Hampton Roads VA Transportation Accountability Commission Revenue	5.000%	7/1/22	1,700	1,801
	Henrico County VA Economic Development Authority Residential Care Facilities Revenue (Westminster Canterbury Richmond)	4.000%	10/1/33	600	674
	Mosaic VA District Community Development Authority Revenue	4.000%	3/1/33	750	866
	Norfolk VA Economic Development Authority Hospital Facilities Revenue (Sentara Healthcare) PUT	5.000%	11/1/28	1,170	1,480
	Norfolk VA GO	5.000%	8/1/21	2,040	2,072
	Norfolk VA GO Prere.	5.000%	9/1/24	1,090	1,263
	Norfolk VA GO Prere.	5.000%	9/1/24	1,345	1,559
	Norfolk VA Water Revenue	5.000%	11/1/31	5	5
	Norfolk VA Water Revenue	5.000%	11/1/34	1,155	1,437
	Norfolk VA Water Revenue Prere.	5.000%	5/1/22	495	521
	Portsmouth City VA GO Prere.	5.000%	7/15/22	5,990	6,364
	Richmond VA GO Prere.	5.000%	3/1/23	1,000	1,092
	Richmond VA Public Utility Revenue	5.000%	1/15/28	1,000	1,204
	Roanoke VA Economic Development Authority Hospital Revenue (Carilion Clinic Obligated Group)	5.000%	7/1/30	500	526
	Stafford County VA Economic Development Authority Hospital Facilities Revenue (Mary Washington Healthcare Obligated Group)	5.000%	6/15/24	1,120	1,267
	Virginia Beach VA Development Authority Residential Care Facility Revenue (Westminster-Canterbury on Chesapeake Bay)	5.000%	9/1/30	600	694
	Virginia Beach VA Development Authority Residential Care Facility Revenue (Westminster-Canterbury on Chesapeake Bay)	5.000%	9/1/33	425	486

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	5.000%	2/1/27	1,845	2,231
	Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	3.000%	2/1/35	1,500	1,651
	Virginia College Building Authority Educational Facilities Revenue (Public Higher Education Financing Program)	5.000%	9/1/22	70	75
	Virginia College Building Authority Educational Facilities Revenue (Public Higher Education Financing Program)	5.000%	9/1/25	1,110	1,327
	Virginia College Building Authority Educational Facilities Revenue (Public Higher Education Financing Program)	4.000%	9/1/36	2,130	2,487
	Virginia College Building Authority Educational Facilities Revenue (Public Higher Education Financing Program) ETM	5.000%	9/1/22	285	304
	Virginia Commonwealth Transportation Board Revenue	5.000%	9/15/21	2,410	2,462
	Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/26	1,405	1,718
	Virginia Commonwealth Transportation Board Revenue	4.000%	5/15/35	1,280	1,468
	Virginia Commonwealth Transportation Board Revenue	4.000%	5/15/35	1,750	2,027
	Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/23	740	822
	Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/24	1,250	1,441
	Virginia Public Building Authority Public Facilities Revenue	4.000%	8/1/37	2,000	2,455
	Virginia Public Building Authority Revenue	5.000%	11/1/31	125	134
	Virginia Public School Authority Revenue	5.000%	8/1/22	1,335	1,420
	Virginia Public School Authority Revenue	5.000%	8/1/24	6,080	7,013
	Virginia Public School Authority School Technology & Security Notes Revenue	5.000%	4/15/24	2,180	2,484
	Wise County VA Industrial development Authority Solid Waste & Sewage Disposal Revenue (Virginia Electric & Power Co. Project) PUT	0.750%	9/2/25	575	573
					62,669
Washington (1.2%)
[3]	Bellingham WA Water & Sewer Revenue Refunding Bonds	5.000%	8/1/25	400	473
	Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.000%	11/1/26	795	984
	Clark County WA School District No. 37 Vancouver Revenue	5.000%	12/1/32	1,080	1,384
	Energy Northwest Washington Electric Revenue	5.000%	7/1/25	3,115	3,702
	Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/31	1,225	1,442
	Energy Northwest Washington Electric Revenue (Project No. 3)	5.000%	7/1/25	7,200	8,557
	Energy Northwest Washington Electric Revenue (Project No. 3)	5.000%	7/1/26	1,735	2,127
	King County WA GO	5.000%	1/1/24	500	518
	King County WA GO	4.000%	12/1/32	1,500	1,710
	King County WA Housing Authority Revenue	3.000%	6/1/40	1,000	1,052

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Lewis County WA Public Utility District No. 1 Revenue (Cowlitz Falls Hydroelectric Project)	5.000%	10/1/21	1,060	1,085
Mason County WA Public Utility District No. 3 Revenue	4.000%	12/1/32	1,000	1,197
Northwest Energy Washington Electric Revenue (Bonneville Power Administration)	5.000%	7/1/28	2,550	2,699
Pierce County School District No. 3 Puyallup GO	5.000%	12/1/25	1,000	1,079
Port of Seattle WA Revenue	5.000%	8/1/28	1,005	1,067
Port of Seattle WA Revenue	5.000%	8/1/29	250	265
Snohomish County WA School District No. 103 (Monroe) GO	5.000%	12/1/31	1,000	1,176
University of Washington Revenue	5.000%	4/1/31	335	335
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/23	375	379
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/27	1,000	1,164
Washington (Motor Vehicle Fuel Tax) GO	4.000%	7/1/31	1,500	1,658
Washington Economic Development Finance Authority Lease Revenue (Washington Biomedical Research Properties 2)	5.000%	6/1/25	1,090	1,268
Washington GO	5.000%	7/1/22	1,445	1,532
Washington GO	5.000%	6/1/23	2,000	2,208
Washington GO	5.000%	6/1/23	4,305	4,753
Washington GO	5.000%	7/1/23	1,155	1,280
Washington GO	5.000%	7/1/25	560	593
Washington GO	5.000%	7/1/25	1,500	1,724
Washington GO	5.000%	8/1/26	5,105	6,276
Washington GO	4.000%	7/1/27	2,425	2,529
Washington GO	5.000%	8/1/27	1,000	1,187
Washington GO	4.000%	7/1/28	1,135	1,182
Washington GO	5.000%	7/1/28	2,000	2,328
Washington GO	4.000%	7/1/29	2,720	2,910
Washington GO	5.000%	7/1/30	1,100	1,280
Washington GO	5.000%	7/1/32	1,250	1,452
Washington GO	5.000%	6/1/35	1,500	1,961
Washington GO	5.000%	8/1/36	2,070	2,609
Washington GO	5.000%	8/1/37	3,685	4,186
Washington GO	5.000%	8/1/38	2,070	2,595
Washington GO Prere.	5.000%	2/1/22	500	520
Washington Health Care Facilities Authority Revenue (Central Washington Health Services Association)	5.000%	7/1/30	1,760	2,001
Washington Health Care Facilities Authority Revenue (CommonSpirit Health)	5.000%	8/1/32	1,750	2,204
Washington Health Care Facilities Authority Revenue (CommonSpirit Health)	5.000%	8/1/36	1,500	1,862
Washington Health Care Facilities Authority Revenue (CommonSpirit Health) PUT	5.000%	8/1/24	1,000	1,119
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.000%	8/15/32	1,000	1,238
Washington Health Care Facilities Authority Revenue (Providence Health & Services)	5.000%	10/1/33	880	934
Washington Higher Education Facilities Authority Revenue (Seattle University Project)	5.000%	10/1/35	1,000	1,225
Washington State Convention Center Public Facilities District Revenue (Lodging Tax Bonds)	5.000%	7/1/34	250	299
Washington State University General Revenue Prere.	5.000%	10/1/21	500	512
				89,820

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
West Virginia (0.2%)
	West Virginia Commissioner of Highways Revenue (Surface Transportation Improvements)	5.000%	9/1/33	1,155	1,423
	West Virginia Economic Development Authority Lottery Revenue	4.000%	6/15/37	1,545	1,729
	West Virginia GO	5.000%	12/1/35	1,000	1,247
	West Virginia GO	5.000%	6/1/36	1,000	1,244
	West Virginia GO	5.000%	6/1/38	2,500	3,182
	West Virginia Higher Education Policy Commission Revenue	5.000%	7/1/37	1,315	1,590
	West Virginia Hospital Finance Authority Hospital Revenue (Cabell Huntington Hospital Inc.)	5.000%	1/1/29	765	968
	West Virginia Parkways Authority Turnpike Toll Revenue	5.000%	6/1/33	825	1,036
	West Virginia University Revenue PUT	5.000%	10/1/29	1,000	1,246
					13,665
Wisconsin (0.8%)
	Madison WI Area Technical College GO	4.000%	3/1/25	1,835	2,082
	Madison WI GO	4.000%	10/1/26	1,500	1,772
	Milwaukee WI GO	5.000%	4/1/26	1,935	2,327
	Milwaukee WI GO	5.000%	4/1/29	1,110	1,420
	Public Finance Authority Health Care Facilities Revenue (Appalachian Regional Healthcare System Obligated Group)	5.000%	7/1/35	300	376
[4]	Wisconsin Center District Tax Revenue	0.000%	12/15/34	1,250	884
[4]	Wisconsin Center District Tax Revenue	0.000%	12/15/39	1,250	715
	Wisconsin GO	5.000%	5/1/21	835	838
	Wisconsin GO	5.000%	5/1/23	3,400	3,741
	Wisconsin GO	5.000%	5/1/29	1,000	1,096
	Wisconsin GO	4.000%	5/1/33	1,665	1,943
	Wisconsin GO	5.000%	5/1/34	1,780	2,139
	Wisconsin GO	5.000%	5/1/34	3,880	4,885
	Wisconsin GO	5.000%	5/1/35	1,000	1,200
	Wisconsin GO	5.000%	5/1/36	2,000	2,350
	Wisconsin GO	5.000%	5/1/36	1,000	1,199
	Wisconsin GO	5.000%	5/1/38	1,740	2,112
	Wisconsin GO ETM	5.000%	5/1/21	15	15
	Wisconsin GO Prere.	5.000%	5/1/22	500	526
	Wisconsin GO Prere.	5.000%	5/1/22	35	37
	Wisconsin GO Prere.	5.000%	5/1/22	2,210	2,326
	Wisconsin Health & Educational Facilities Authority Revenue (Agnesian HealthCare Inc.)	5.000%	7/1/31	1,065	1,274
	Wisconsin Health & Educational Facilities Authority Revenue (Ascension Health Alliance Credit Group)	4.000%	11/15/34	1,540	1,728
	Wisconsin Health & Educational Facilities Authority Revenue (Ascension Health Alliance Credit Group)	5.000%	11/15/36	2,265	2,704
	Wisconsin Health & Educational Facilities Authority Revenue (Aspirus, Inc. Obligated Group)	5.000%	8/15/25	1,670	1,838
	Wisconsin Health & Educational Facilities Authority Revenue (Children's Hospital of Wisconsin Inc.)	4.000%	8/15/31	1,010	1,181
	Wisconsin Health & Educational Facilities Authority Revenue (Marquette University)	5.000%	10/1/30	500	529

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Wisconsin Health & Educational Facilities Authority Revenue (ThedaCare Inc. Obligated Group)	4.000%	12/15/39	1,595	1,820
Wisconsin Public Finance Authority Exempt Facilities Revenue (Wingate University)	5.250%	10/1/32	740	877
Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	5.000%	6/1/28	750	948
Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	5.000%	6/1/30	1,085	1,288
Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	4.000%	6/1/39	1,000	1,150
Wisconsin Public Power System Power Supply System Revenue	5.000%	7/1/32	500	550
Wisconsin Transportation Revenue	5.000%	7/1/31	1,490	1,847
Wisconsin Transportation Revenue	5.000%	7/1/31	1,370	1,662
Wisconsin Transportation Revenue	5.000%	7/1/33	2,755	3,142
Wisconsin Transportation Revenue	5.000%	7/1/34	1,350	1,777
Wisconsin Transportation Revenue Prere.	5.000%	7/1/22	120	127
Wisconsin Transportation Revenue Prere.	5.000%	7/1/22	385	408
				58,833
Wyoming (0.1%)
Laramie County WY Hospital Revenue (Cheyenne Regional Medical Center Project)	4.000%	5/1/29	130	156
Lincoln County WY Pollution Control Revenue (ExxonMobil Project) VRDO	0.080%	4/1/21	8,635	8,635

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Wyoming Municipal Power Agency Power Supply Revenue Prere.	5.000%	1/1/27	1,000	1,240
					10,031
Total Tax-Exempt Municipal Bonds (Cost $3,568,509)					3,732,460
Total Investments (100.0%) (Cost $4,986,220)					7,261,224
Other Assets and Liabilities—Net (0.0%)					(1,649)
Net Assets (100%)					7,259,575
Cost is in $000.
*	Non-income-producing security.
1	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
2	Scheduled principal and interest payments are guaranteed by bank letter of credit.
3	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of March 31, 2021.
4	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
5	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2021, the aggregate value of these securities was $24,532,000, representing 0.3% of net assets.
6	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
7	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
8	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
9	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
10	Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Co.
11	Step bond.
12	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
13	Securities with a value of $460,000 have been segregated as initial margin for open futures contracts.
14	Scheduled principal and interest payments are guaranteed by Municipal Bond Insurance Association.
15	Scheduled principal and interest payments are guaranteed by Michigan School Board Loan Fund.
16	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
17	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
18	Scheduled principal and interest payments are guaranteed by Berkshire Hathaway Assurance Corp.
19	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
3M—3-month.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
ETM—Escrowed to Maturity.
GAN—Grant Anticipation Note.
GO—Government Obligation Bond.
LIBOR—London Interbank Offered Rate.
Prere.—Prerefunded.
PUT—Put Option Obligation.
REIT—Real Estate Investment Trust.
SIFMA—Securities Industry and Financial Markets Association.
SOFR—Secured Overnight Financing Rate.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	June 2021	435	53,678	(667)
E-mini S&P 500 Index	June 2021	249	49,394	428
				(239)

Short Futures Contracts
Ultra Long U.S. Treasury Bond	June 2021	(65)	(11,779)	580
				341

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The fund also uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds or stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of March 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	3,528,764	—	—	3,528,764
Tax-Exempt Municipal Bonds	—	3,732,460	—	3,732,460
Total	3,528,764	3,732,460	—	7,261,224

	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Derivative Financial Instruments
Assets
Futures Contracts[1]	1,008	—	—	1,008
Liabilities
Futures Contracts[1]	667	—	—	667
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.